    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006

                                                            FILE NO. 333-93319

                                                                     811-07329

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-6

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO. 20                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 88                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                           SEPARATE ACCOUNT VL I

                          (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                  (Address of Depositor's Principal Offices)

                                (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                             JERRY K. SCHEINFELDT
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on May 1, 2006 pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on           pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                    PART A

STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2006


                                                           [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase
Series I of Stag Accumulator Variable Universal Life insurance policy (policy). Please read it carefully before you purchase your variable life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.


Stag Accumulator Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                                                                   3
FEE TABLES                                                                                                                      4
ABOUT US                                                                                                                       12
     Hartford Life and Annuity Insurance Company                                                                               12
     Separate Account VL I                                                                                                     12
     The Funds                                                                                                                 12
     The Fixed Account                                                                                                         21
CHARGES AND DEDUCTIONS                                                                                                         22
YOUR POLICY                                                                                                                    23
PREMIUMS                                                                                                                       31
DEATH BENEFITS AND POLICY VALUES                                                                                               33
MAKING WITHDRAWALS FROM YOUR POLICY                                                                                            34
LOANS                                                                                                                          34
LAPSE AND REINSTATEMENT                                                                                                        35
FEDERAL TAX CONSIDERATIONS                                                                                                     36
LEGAL PROCEEDINGS                                                                                                              40
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                                                                         41
FINANCIAL STATEMENTS                                                                                                           41
GLOSSARY OF SPECIAL TERMS                                                                                                      42
WHERE YOU CAN FIND MORE INFORMATION                                                                                            43
STATEMENT OF ADDITIONAL INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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SUMMARY OF BENEFITS AND RISKS


This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

- LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy.

- RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to twenty (20) different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.


RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."


SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."


TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.



RIDERS -- You may select from a variety of riders.


RISKS OF YOUR POLICY


This is a brief description of the principal risks of the policy.



INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."


TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.



CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).



INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.


TRANSACTION FEES


       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load   When you pay premium.                                 5.75% of each premium payment in all policy years.
                                                                             In Oregon, the maximum is 7.75%.
Tax Charge on          When you pay premium.                                 A percent of premium which varies by your state and
Premium Payments                                                             municipality of residence. The range of tax charge
                                                                             is generally between 0% and 4%.
                                                                             This rate will change if your state or municipality
                                                                             changes its tax charges. It may change if you change
                                                                             your state or municipality of residence.
Surrender Charge (1)   When you surrender your policy during the first       Minimum Charge
                       nine policy years.                                    $3.00 per $1,000 of the initial Face Amount for a
                       When you make certain Face Amount decreases during    10-year-old female.
                       the first nine policy years.                          Maximum Charge
                       When you take certain withdrawals during the first    $45.00 per $1,000 of the initial Face Amount for an
                       nine policy years.                                    65-year-old male preferred non-nicotine.
                                                                             Charge for a representative insured
                                                                             $15.50 per $1,000 of the initial Face Amount for a
                                                                             42-year-old male preferred non-nicotine.
Face Amount Increase   Each month for 12 months beginning on the effective   The monthly fee is $0.05 per $1,000 of Face Amount
Fee                    date of any unscheduled increase in Face Amount you   Increase.
                       request.
Transfer Fees          When you make a transfer after the first transfer     $25 per transfer.*
                       in any month.
Withdrawal Charge      When you take a withdrawal.                           $10 per withdrawal.



*   Not currently being deducted.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance      Monthly.                                              Minimum Charge
Charges (1)                                                                  $0.056667 per $1,000 of the net amount at risk for a
                                                                             10-year-old female in the first year.
                                                                             Maximum Charge
                                                                             $13.24833 per $1,000 of the net amount at risk for
                                                                             an 85-year-old male in the first year.
                                                                             Charge for a representative insured
                                                                             $0.309167 per $1,000 of the net amount at risk for a
                                                                             42-year-old male preferred non-smoker in the first
                                                                             year.
Mortality and          Monthly.                                              Minimum Charge
Expense Risk Charge                                                          (a) 0.75% per year of the Sub-Account accumulated
(which is the sum of                                                         value in the first year (deducted on a monthly basis
both (a) and (b)).                                                           at a rate of 1/12 of 0.75%); plus
(1)                                                                          (b) $2.00 per 1,000 of initial Face Amount (deducted
                                                                             on a monthly basis at a rate of $0.1667 per month)
                                                                             during the first year for a 1-year-old.
                                                                             Maximum Charge
                                                                             (a) 0.75% per year of the Sub-Account accumulated
                                                                             value in the first year (deducted on a monthly basis
                                                                             at a rate of 1/12 of 0.75%); plus
                                                                             (b) $24.00 per 1,000 of initial Face Amount
                                                                             (deducted on a monthly basis at a rate of $2.00 per
                                                                             month) during the first year for a 75-year-old male
                                                                             smoker.
                                                                             Charge for a representative insured
                                                                             (a) 0.75% per year of the Sub-Account accumulated
                                                                             value in the first year (deducted on a monthly basis
                                                                             at a rate of 1/12 of 0.75%); plus.
                                                                             (b) $3.05 per 1,000 of initial Face Amount (deducted
                                                                             on a monthly basis at a rate of $0.25420 per month)
                                                                             during the first year for a 42-year-old male
                                                                             preferred non-nicotine.
Administrative Charge  Monthly.                                              $10
Loan Interest Rate     Monthly if you have taken a loan on your policy       5.5%
(2)



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(2) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 3.75% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
    RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Enhanced No Lapse      Monthly.                                              Minimum Charge
Guarantee Rider (1)                                                          $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                             Maximum Charge
                                                                             $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                             Charge for a representative insured
                                                                             $0.01 per $1,000 of Face Amount for a 42-year-old.
Waiver of Specified    Monthly.                                              Minimum Charge
Amount Disability                                                            $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider (1)                                                            male in the first year.
                                                                             Maximum Charge
                                                                             $0.199 per $1 of specified amount for a 59-year-old
                                                                             female in the first year.
                                                                             Charge for a representative insured
                                                                             $0.044 per $1 of specified amount for a 42-year-old
                                                                             male in the first year.
Term Insurance Rider   Monthly.                                              Minimum Charge
(1)                                                                          $0.056667 per $1,000 of the net amount at risk for a
                                                                             10-year-old female in the first year.
                                                                             Maximum Charge
                                                                             $13.24833 per $1,000 of the net amount at risk for
                                                                             an 85-year-old male in the first year.
                                                                             Charge for a representative insured
                                                                             $0.309167 per $1,000 of the net amount at risk for a
                                                                             42-year-old male in the first year.
Accidental Death       Monthly.                                              Minimum Charge
Benefit Rider (1)                                                            $0.083 per $1,000 of the net amount at risk for a
                                                                             10-year-old in the first year.
                                                                             Maximum Charge
                                                                             $0.18 per $1,000 of the net amount at risk for a
                                                                             60-year-old in the first year.
                                                                             Charge for a representative insured
                                                                             $0.103 per $1,000 of the net amount at risk for a
                                                                             42-year-old in the first year.
Deduction Amount       Monthly.                                              Minimum Charge
Waiver (1)                                                                   6.9% of the monthly deduction amount for a
                                                                             20-year-old male in the first year.
                                                                             Maximum Charge
                                                                             33.3% of the monthly deduction amount for a
                                                                             55-year-old female in the first year.
                                                                             Charge for a representative insured
                                                                             9.2% of the monthly deduction amount for a
                                                                             42-year-old male in the first year.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.


                        ANNUAL FUND OPERATING EXPENSES



Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2005.



                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses [expenses that are deducted from underlying Fund assets, including
   management fees, distribution, and/or service (12b-1) fees and other expenses.]                            0.42%        1.57%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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                INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES



The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2005. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                        ANNUAL FUND OPERATING EXPENSES
                         AS OF THE FUND'S YEAR END



                        (As a percentage of net assets)



                                                                                                                      TOTAL
                                                      12b-1                                                            NET
                                                   DISTRIBUTION                  TOTAL ANNUAL    CONTRACTUAL          ANNUAL
                                                      AND/OR                         FUND       FEE WAIVERS OR         FUND
                                     MANAGEMENT     SERVICING        OTHER        OPERATING        EXPENSE          OPERATING
FUND                                    FEES           FEES         EXPENSES       EXPENSES     REIMBURSEMENTS       EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund (Series I)                     0.61%            N/A          0.29%          0.90%               N/A         0.90%(1)(2)
AIM V.I. Capital Development Fund
   (Series I)                          0.75%            N/A          0.34%          1.09%               N/A         1.09%(1)(3)
AIM V.I. Core Equity Fund (Series
   I)                                  0.60%            N/A          0.27%          0.87%               N/A         0.87%(1)(2)(4)
AIM V.I. Mid Cap Core Equity Fund
   (Series I)                          0.72%            N/A          0.31%          1.03%               N/A         1.03%(1)
AIM V.I. Small Cap Equity Fund
   (Series I)                          0.85%            N/A          0.72%          1.57%             0.42%         1.15%(3)(5)
AllianceBernstein VPS
   International Value Portfolio
   -- Class B                          0.75%          0.25%          0.12%          1.12%            -0.01%         1.11%(18)
AllianceBernstein VPS Small/Mid
   Cap Value Portfolio -- Class B      0.75%          0.25%          0.12%          1.12%                --         1.12%
American Funds Asset Allocation
   Fund -- Class 2                     0.34%(6)       0.25%          0.01%          0.60%             0.03%         0.57%
American Funds Blue Chip Income
   and Growth Fund -- Class 2          0.44%(6)       0.25%          0.01%          0.70%             0.04%         0.66%
American Funds Bond Fund -- Class
   2                                   0.43%(6)       0.25%          0.01%          0.69%             0.04%         0.65%
American Funds Global Growth Fund
   -- Class 2                          0.58%(6)       0.25%          0.04%          0.87%             0.05%         0.82%
American Funds Global Small
   Capitalization Fund -- Class 2      0.74%(6)       0.25%          0.05%          1.04%             0.07%         0.97%
American Funds Growth Fund --
   Class 2                             0.33%(6)       0.25%          0.02%          0.60%             0.03%         0.57%
American Funds Growth-Income Fund
   -- Class 2                          0.28%(6)       0.25%          0.01%          0.54%             0.02%         0.52%
American Funds International Fund
   -- Class 2                          0.52%(6)       0.25%          0.05%          0.82%             0.05%         0.77%
American Funds New World Fund --
   Class 2                             0.84%(6)       0.25%          0.08%          1.17%             0.07%         1.10%
Fidelity VIP Asset Manager
   Portfolio -- Initial Class          0.52%            N/A          0.12%          0.64%                --         0.64%(7)

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                                      TOTAL
                                                      12b-1                                                            NET
                                                   DISTRIBUTION                  TOTAL ANNUAL    CONTRACTUAL          ANNUAL
                                                      AND/OR                         FUND       FEE WAIVERS OR         FUND
                                     MANAGEMENT     SERVICING        OTHER        OPERATING        EXPENSE          OPERATING
FUND                                    FEES           FEES         EXPENSES       EXPENSES     REIMBURSEMENTS       EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
   -- Service Class 2                  0.57%          0.25%          0.09%          0.91%                --         0.91%(7)
Fidelity VIP Equity-Income
   Portfolio -- Initial Class          0.47%            N/A          0.09%          0.56%                --         0.56%(8)
Fidelity VIP Equity-Income
   Portfolio -- Service Class 2        0.47%          0.25%          0.09%          0.81%                --         0.81%(8)
Fidelity VIP Mid Cap Portfolio --
   Service Class 2                     0.57%          0.25%          0.12%          0.94%                --         0.94%(7)
Fidelity VIP Overseas Portfolio
   -- Initial Class                    0.72%            N/A          0.17%          0.89%                --         0.89%(7)
Franklin Income Securities Fund
   -- Class 2                          0.46%(19)      0.25%(20)      0.02%          0.73%               N/A         0.73%
Franklin Small Cap Value
   Securities Fund -- Class 2          0.52%          0.25%(9)       0.17%          0.94%             0.05%(3)      0.89%(10)
Hartford Advisers HLS Fund --
   Class IA                            0.60%            N/A          0.06%          0.66%               N/A         0.66%
Hartford Capital Appreciation HLS
   Fund -- Class IA                    0.63%            N/A          0.07%          0.70%               N/A         0.70%
Hartford Disciplined Equity HLS
   Fund -- Class IA                    0.70%            N/A          0.04%          0.74%               N/A         0.74%
Hartford Dividend and Growth HLS
   Fund -- Class IA                    0.64%            N/A          0.03%          0.67%               N/A         0.67%
Hartford Global Advisers HLS Fund
   -- Class IA                         0.75%            N/A          0.09%          0.84%               N/A         0.84%
Hartford Global Leaders HLS Fund
   -- Class IA                         0.70%            N/A          0.07%          0.77%               N/A         0.77%
Hartford Global Technology HLS
   Fund -- Class IA                    0.85%            N/A          0.10%          0.95%               N/A         0.95%
Hartford Growth Opportunities HLS
   Fund -- Class IA                    0.61%            N/A          0.03%          0.64%               N/A         0.64%
Hartford Index HLS Fund -- Class
   IA                                  0.40%(11)        N/A          0.02%          0.42%               N/A         0.42%
Hartford International
   Opportunities HLS Fund --
   Class IA                            0.69%            N/A          0.09%          0.78%               N/A         0.78%
Hartford International Small
   Company HLS Fund -- Class IA        0.85%            N/A          0.15%          1.00%               N/A         1.00%
Hartford MidCap HLS Fund -- Class
   IA                                  0.66%            N/A          0.04%          0.70%               N/A         0.70%
Hartford MidCap Value HLS Fund --
   Class IA                            0.75%            N/A          0.04%          0.79%               N/A         0.79%
Hartford Money Market HLS Fund --
   Class IA                            0.45%            N/A          0.04%          0.49%               N/A         0.49%
Hartford Mortgage Securities HLS
   Fund -- Class IA                    0.45%            N/A          0.04%          0.49%               N/A         0.49%
Hartford Small Company HLS Fund
   -- Class IA                         0.70%            N/A          0.05%          0.75%               N/A         0.75%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

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
                                                                                                                      TOTAL
                                                      12b-1                                                            NET
                                                   DISTRIBUTION                  TOTAL ANNUAL    CONTRACTUAL          ANNUAL
                                                      AND/OR                         FUND       FEE WAIVERS OR         FUND
                                     MANAGEMENT     SERVICING        OTHER        OPERATING        EXPENSE          OPERATING
FUND                                    FEES           FEES         EXPENSES       EXPENSES     REIMBURSEMENTS       EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class
   IA                                  0.46%            N/A          0.04%          0.50%              N/A          0.50%
Hartford Total Return Bond HLS
   Fund -- Class IA                    0.46%            N/A          0.04%          0.50%              N/A          0.50%
Hartford Value Opportunities HLS
   Fund -- Class IA                    0.62%            N/A          0.03%          0.65%              N/A          0.65%
Lord Abbett America's Value
   Portfolio -- Class VC               0.75%(12)       0.00          0.58%          1.33%            0.18%(13)      1.15%
Lord Abbett Growth & Income
   Portfolio -- Class VC               0.48%(14)       0.00          0.41%          0.89%             0.00          0.89%
MFS(R) Investors Trust Series --
   Initial Class                       0.75%             --          0.13%(15)      0.88%(15)          N/A          0.88%(15)
MFS(R) New Discovery Series --
   Initial Class                       0.90%             --          0.16%(15)      1.06%(15)          N/A          1.06%(15)
MFS(R) Total Return Series --
   Initial Class                       0.75%             --          0.09%(15)      0.84%(15)          N/A          0.84%(15)
Mutual Discovery Securities Fund
   -- Class 2                          0.80%          0.25%(20)      0.23%          1.28%              N/A          1.28%
Mutual Shares Securities Fund --
   Class 2                             0.60%          0.25%(9)       0.18%          1.03%               --          1.03%
Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
                                       0.64%          0.25%          0.02%(16)      0.91%               --          0.91%
Oppenheimer Global Securities
   Fund/VA -- Service Shares           0.63%          0.25%          0.04%(16)      0.92%               --          0.92%
Oppenheimer Main Street Fund/VA
   -- Service Shares                   0.65%          0.25%          0.01%(16)      0.91%               --          0.91%
Putnam VT Capital Opportunities
   Fund -- Class IB                    0.65%          0.25%          0.51%          1.41%            0.24%          1.17%(17)
Putnam VT Diversified Income Fund
   -- Class IA                         0.69%            N/A          0.13%          0.82%            0.01%          0.81%(17)
Putnam VT Equity Income Fund --
   Class IB                            0.65%          0.25%          0.17%          1.07%            0.01%          1.06%(17)
Putnam VT The George Putnam Fund
   of Boston -- Class IA               0.62%            N/A          0.11%          0.73%               --          0.73%
Putnam VT Global Asset Allocation
   Fund -- Class IA                    0.70%            N/A          0.21%          0.91%               --          0.91%
Putnam VT Global Equity Fund --
   Class IA                            0.78%            N/A          0.14%          0.92%               --          0.92%
Putnam VT Growth and Income Fund
   -- Class IA                         0.49%            N/A          0.05%          0.54%               --          0.54%
Putnam VT Health Sciences Fund --
   Class IA                            0.70%            N/A          0.11%          0.81%               --          0.81%
Putnam VT High Yield Fund --
   Class IA                            0.68%            N/A          0.10%          0.78%            0.01%          0.77%(17)
Putnam VT Income Fund -- Class IA
                                       0.61%            N/A          0.10%          0.71%            0.07%          0.64%(17)
Putnam VT International Equity
   Fund -- Class IA                    0.75%            N/A          0.18%          0.93%               --          0.93%

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                                      TOTAL
                                                      12b-1                                                            NET
                                                   DISTRIBUTION                  TOTAL ANNUAL    CONTRACTUAL          ANNUAL
                                                      AND/OR                         FUND       FEE WAIVERS OR         FUND
                                     MANAGEMENT     SERVICING        OTHER        OPERATING        EXPENSE          OPERATING
FUND                                    FEES           FEES         EXPENSES       EXPENSES     REIMBURSEMENTS       EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth
   and Income Fund -- Class IA         0.80%            N/A          0.21%          1.01%                --         1.01%
Putnam VT International New
   Opportunities Fund -- Class IA      1.00%            N/A          0.25%          1.25%             0.04%         1.21%(17)
Putnam VT Investors Fund -- Class
   IA                                  0.65%            N/A          0.10%          0.75%                --         0.75%
Putnam VT Money Market Fund --
   Class IA                            0.45%            N/A          0.11%          0.56%             0.03%         0.53%(17)
Putnam VT New Opportunities Fund
   -- Class IA                         0.61%            N/A          0.05%          0.66%                --         0.66%
Putnam VT New Value Fund -- Class
   IA                                  0.68%            N/A          0.08%          0.76%                --         0.76%
Putnam VT OTC & Emerging Growth
   Fund -- Class IA                    0.70%            N/A          0.22%          0.92%                --         0.92%
Putnam VT Small Cap Value Fund --
   Class IB                            0.76%          0.25%          0.08%          1.09%                --         1.09%
Putnam VT Utilities Growth and
   Income Fund -- Class IA             0.70%            N/A          0.14%          0.84%                --         0.84%
Putnam VT Vista Fund -- Class IA       0.65%            N/A          0.09%          0.74%                --         0.74%
Putnam VT Voyager Fund -- Class IA     0.57%            N/A          0.06%          0.63%                --         0.63%
Templeton Growth Securities Fund
   -- Class 2                          0.75%(19)      0.25%(20)      0.07%          1.07%               N/A         1.07%
Van Kampen LIT Comstock Portfolio
   -- Class II                         0.56%          0.25%          0.03%          0.84%                --         0.84%






(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and
    (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.



(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.



(4) Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

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(5) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
    (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.



(6) The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review.



(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for the Fidelity VIP Asset Manager Portfolio -- Initial Class, 0.89% for the Fidelity VIP Contrafund Portfolio -- Service Class 2, 0.89% for the Fidelity VIP Mid Cap Portfolio -- Service Class 2, and 0.82% for the Fidelity VIP Overseas Portfolio -- Initial Class. These offsets may be discontinued at any time.



(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55% for the Fidelity VIP Equity-Income Portfolio -- Initial Class and 0.80% for the Fidelity VIP Equity-Income Portfolio -- Service Class 2. These offsets may be discontinued at any time.



(9) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(11) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.30%.



(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of .75% to the following annual rates:



    0.75% of the first $1 billion of average daily net assets;
    0.70% of the next $1 billion of average daily net assets;
    0.65% of average daily net assets over $2 billion.



(13) For the fiscal year ending December 31, 2006 through April 30, 2007, Lord Abbett has contractually agreed to reimburse a portion of the fund's other expenses to the extent necessary to maintain its Other Expenses at an aggregate rate of 0.40% of average daily net assets.



(14) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of .50% to the following annual rates:



    0.50% of the first $1 billion of average daily net assets;
    0.45% of average daily net assets over $1 billion.



(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.



(16) Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses paid by the Fund. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.



(17) Reflects Putnam Management's contractual agreement to limit fund expenses through December 31, 2006.



(18) Represents a one time waiver of certain legal and accounting expenses paid to the Advisor.



(19) The Fund administration fee is paid indirectly through the management fee.



(20) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



SEPARATE ACCOUNT VL I



The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.


The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND           A I M Advisors, Inc.                        Growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Capital
   Appreciation Fund of the AIM Variable
   Insurance Funds
AIM V.I. CAPITAL DEVELOPMENT FUND            A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   of the AIM V.I. Capital Development
   Fund of the AIM Variable Insurance
   Funds.
AIM V.I. CORE EQUITY FUND SUB-ACCOUNT        A I M Advisors, Inc.                        Growth of capital
   which purchases Series I shares of the
   AIM V.I. Core Equity Fund of the AIM
   Variable Insurance Funds
AIM V.I. MID CAP CORE EQUITY FUND            A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Mid Cap Core
   Equity Fund of the AIM Variable
   Insurance Funds

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND               A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Small Cap
   Equity Fund of the AIM Variable
   Insurance Funds
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE    AllianceBernstein L.P.                      Long-term growth of capital
   PORTFOLIO SUB-ACCOUNT which purchases
   Class B shares of the International
   Value Portfolio of AllianceBernstein
   Variable Products Series Fund, Inc.
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE    AllianceBernstein L.P.                      Long-term growth of capital
   PORTFOLIO SUB-ACCOUNT which purchases
   Class B shares of the Small/Mid Cap
   Value Portfolio of AllianceBernstein
   Variable Products Series Fund, Inc.
AMERICAN FUNDS ASSET ALLOCATION FUND         Capital Research and Management Company     High, total return, including income and
   SUB-ACCOUNT which purchases Class 2                                                   capital gains, consistent with the
   shares of the Asset Allocation Fund of                                                preservation of capital over the long
   American Funds Insurance Series (also                                                 term
   known as American Variable Insurance
   Series)
AMERICAN FUNDS BLUE CHIP INCOME AND          Capital Research and Management Company     Produce income exceeding the average
   GROWTH FUND SUB-ACCOUNT which                                                         yield on U.S. stocks generally (as
   purchases Class 2 shares of the Blue                                                  represented by the average yield on the
   Chip Income and Growth Fund of                                                        Standard & Poor's 500 Composite Index)
   American Funds Insurance Series (also                                                 and to provide an opportunity for growth
   known as American Variable Insurance                                                  of principal consistent with sound
   Series)                                                                               common stock investing
AMERICAN FUNDS BOND FUND SUB-ACCOUNT         Capital Research and Management Company     High level of current income as is
   which purchases Class 2 shares of the                                                 consistent with the preservation of
   Bond Fund of American Funds Insurance                                                 capital
   Series (also known as American
   Variable Insurance Series)
AMERICAN FUNDS GLOBAL GROWTH FUND            Capital Research and Management Company     Long-term growth of capital
   SUB-ACCOUNT which purchases Class 2
   shares of the Global Growth Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS GLOBAL SMALL                  Capital Research and Management Company     Long-term growth of capital
   CAPITALIZATION FUND SUB-ACCOUNT which
   purchases Class 2 shares of the Global
   Small Capitalization Fund of American
   Funds Insurance Series (also known as
   American Variable Insurance Series)
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT       Capital Research and Management Company     Long-term growth of capital
   which purchases Class 2 shares of the
   Growth Fund of American Funds
   Insurance Series (also known as
   American Variable Insurance Series)

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND            Capital Research and Management Company     Growth of capital and income
   SUB-ACCOUNT which purchases Class 2
   shares of the Growth-Income Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS INTERNATIONAL FUND            Capital Research and Management Company     Long-term growth of capital
   SUB-ACCOUNT which purchases Class 2
   shares of the International Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT    Capital Research and Management Company     Long-term growth of capital
   which purchases Class 2 shares of the
   New World Fund of American Funds
   Insurance Series (also known as
   American Variable Insurance Series)
FIDELITY VIP ASSET MANAGER PORTFOLIO         Fidelity Management & Research Company      High total return
   SUB-ACCOUNT which purchases Initial
   Class shares of Fidelity VIP Asset
   Manager Portfolio of Fidelity Variable
   Insurance Products Fund (Closed to new
   and subsequent premium payments and
   transfers of Account Value)
FIDELITY VIP CONTRAFUND PORTFOLIO            Fidelity Management & Research Company      Long-term capital appreciation
   SUB-ACCOUNT which purchases Service
   Class 2 shares of Fidelity VIP
   Contrafund(R) Portfolio of Fidelity
   Variable Insurance Products Fund
FIDELITY VIP EQUITY-INCOME PORTFOLIO         Fidelity Management & Research Company      Reasonable income. Fund will also
   SUB-ACCOUNT which purchases Initial                                                   consider potential for capital
   Class shares of Fidelity VIP                                                          appreciation
   Equity-Income Portfolio of Fidelity
   Variable Insurance Products Fund
   (Policies issued prior to 10/3/05 will
   receive Initial Class shares).
FIDELITY VIP EQUITY-INCOME PORTFOLIO         Fidelity Management & Research Company      Reasonable income. Fund will also
   SUB-ACCOUNT which purchases Service                                                   consider potential for capital
   Class 2 shares of Fidelity VIP                                                        appreciation
   Equity-Income Portfolio of Fidelity
   Variable Insurance Products Fund
FIDELITY VIP MID CAP PORTFOLIO               Fidelity Management & Research Company      Long-term growth of capital
   SUB-ACCOUNT which purchases Service
   Class 2 shares of Fidelity VIP Mid Cap
   Portfolio of Fidelity Variable
   Insurance Products Fund

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO              Fidelity Management & Research Company      Long-term growth of capital
   SUB-ACCOUNT which purchases Initial
   Class shares of Fidelity VIP Overseas
   Portfolio of Fidelity Variable
   Insurance Products Fund (Closed to new
   and subsequent premium payments and
   transfers of Account Value)
FRANKLIN INCOME SECURITIES FUND              Franklin Advisers, Inc.                     Maximize income while maintaining
   SUB-ACCOUNT which purchases Class 2                                                   prospects for capital appreciation
   shares of the Franklin Income
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN SMALL CAP VALUE SECURITIES FUND     Franklin Advisory Services, LLC             Long-term total return
   SUB-ACCOUNT which purchases Class 2
   shares of the Franklin Small Cap Value
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC; sub-advised    Maximum long-term total return
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford Advisers HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD CAPITAL APPRECIATION HLS FUND       HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc. (Closed to all
   premium payments and transfers of
   Account Value for all policies issued
   on or after May 2, 2005. Fund will
   remain available for investment for
   policies issued May 1, 2005 and
   before.)
HARTFORD DISCIPLINED EQUITY HLS FUND         HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Disciplined Equity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD DIVIDEND AND GROWTH HLS FUND        HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Dividend and Growth
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD GLOBAL ADVISERS HLS FUND            HL Investment Advisors, LLC; sub-advised    Maximum long-term total rate of return
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Advisers HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent premium
   payments and transfers of Account
   Value)

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND             HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Leaders HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent premium
   payments and transfers of Account
   Value)
HARTFORD GLOBAL TECHNOLOGY HLS FUND          HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Technology
   HLS Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent premium
   payments and transfers of Account
   Value)
HARTFORD GROWTH OPPORTUNITIES HLS FUND       HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by  Wellington Management Company, LLP
   shares of Hartford Growth
   Opportunities HLS Fund of Hartford HLS
   Series Fund II, Inc
HARTFORD INDEX HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Seeks to provide investment results
   purchases Class IA shares of Hartford     by Hartford Investment Management Company   which approximate the price and yield
   Index HLS Fund of Hartford Series                                                     performance of publicly traded common
   Fund, Inc.                                                                            stocks in the aggregate
HARTFORD INTERNATIONAL OPPORTUNITIES HLS     HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Opportunities HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL SMALL COMPANY HLS     HL Investment Advisors, LLC; sub-advised    Capital appreciation
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Small Company HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT         HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford MidCap HLS Fund of Hartford
   Series Fund, Inc. (Closed to all
   premium payments and transfers of
   Account Value for all policies issued
   on or after November 1, 2003. Fund
   will remain available for investment
   for policies issued October 31, 2003
   and before.)
HARTFORD MIDCAP VALUE HLS FUND               HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford MidCap Value HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to all premium payments and
   transfers of Account Value for all
   policies issued on or after August 2,
   2004. Fund will remain available for
   investment for policies issued August
   1, 2004 and before.)




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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND               HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   liquidity and preservation of capital
   shares of Hartford Money Market HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD MORTGAGE SECURITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   safety of principal and maintenance of
   shares of Hartford Mortgage Securities                                                liquidity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD SMALL COMPANY HLS FUND              HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Small Company HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to all premium payments and
   transfers of Account Value for all
   policies issued on or after August 2,
   2004.  Fund will remain available for
   investment for policies issued August
   1, 2004 and before.)
HARTFORD STOCK HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term growth of capital, with income
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP       as a secondary consideration
   Stock HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD TOTAL RETURN BOND HLS FUND          HL Investment Advisors, LLC; sub-advised    Competitive total return, with income as
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment  Management          a secondary objective
   shares of Hartford Total Return Bond      Company
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD VALUE OPPORTUNITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Value Opportunities
   HLS Fund of Hartford HLS Series Fund
   II, Inc.
LORD ABBETT AMERICA'S VALUE PORTFOLIO        Lord, Abbett & Co. LLC                      Current income and capital appreciation
   SUB-ACCOUNT which purchases Class VC
   shares of the Lord Abbett America's
   Value Portfolio of the Lord Abbett
   Series Fund, Inc.
LORD ABBETT GROWTH AND INCOME PORTFOLIO      Lord, Abbett & Co. LLC                      Long-term growth of capital and income
   SUB-ACCOUNT which purchases Class VC
   shares of the Lord Abbett Growth and
   Income Portfolio of the Lord Abbett
   Series Fund, Inc.
MFS INVESTORS TRUST SERIES SUB-ACCOUNT       MFS Investment Management(R)                Long-term growth of capital and
   which purchases Initial Class shares                                                  secondarily to provide reasonable
   of the MFS(R) Investors Trust Series                                                  current income
   of the MFS(R) Variable Insurance Trust
MFS NEW DISCOVERY SERIES SUB-ACCOUNT         MFS Investment Management(R)                Capital appreciation
   which purchases Initial Class shares
   of the MFS(R) New Discovery Series of
   the MFS(R) Variable Insurance Trust




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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES SUB-ACCOUNT which    MFS Investment Management(R)                Above-average income
   purchases Initial Class shares of the
   MFS(R) Total Return Series of the
   MFS(R) Variable Insurance Trust
MUTUAL DISCOVERY SECURITIES FUND             Franklin Mutual Advisors, LLC,              Capital appreciation
   SUB-ACCOUNT which purchases Class 2       sub-advised by Franklin Templeton
   shares of the Mutual Discovery            Investment Management Limited
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT    Franklin Mutual Advisors, LLC               Capital appreciation, with income as a
   which purchases Class 2 shares of the                                                 secondary goal
   Mutual Shares Securities Fund of the
   Franklin Templeton Variable Insurance
   Products Trust
OPPENHEIMER CAPITAL APPRECIATION FUND/VA     OppenheimerFunds, Inc.                      Capital appreciation
   SUB-ACCOUNT which purchases Service
   Shares of the Oppenheimer Capital
   Appreciation Fund/VA of Oppenheimer
   Variable Account Funds
OPPENHEIMER GLOBAL SECURITIES FUND/VA        OppenheimerFunds, Inc.                      Long-term capital appreciation
   SUB-ACCOUNT which purchases Service
   Shares of the Oppenheimer Global
   Securities Fund/VA of Oppenheimer
   Variable Account Funds
OPPENHEIMER MAIN STREET FUND/VA              OppenheimerFunds, Inc.                      Total return
   SUB-ACCOUNT which purchases Service
   Shares of the Oppenheimer Main Street
   Fund(R)/VA of Oppenheimer Variable
   Account Funds
PUTNAM VT CAPITAL OPPORTUNITIES FUND         Putnam Investment Management, LLC           Long-term growth of capital
   SUB-ACCOUNT which purchases Class IB
   shares of the Putnam VT Capital
   Opportunities Fund of Putnam Variable
   Trust
PUTNAM VT DIVERSIFIED INCOME FUND            Putnam Investment Management, LLC           As high a level of current income as
   SUB-ACCOUNT which purchases Class IA      Sub-advised by Putnam Investments Limited   Putnam Management believes is consistent
   shares of the Putnam VT Diversified                                                   with preservation of capital
   Income Fund of Putnam Variable Trust
   (Closed to new and subsequent premium
   payments and transfers of Account
   Value)
PUTNAM VT EQUITY INCOME FUND SUB-ACCOUNT     Putnam Investment Management, LLC           Capital growth and current income
   which purchases Class IB shares of the
   Putnam VT Equity Income Fund of Putnam
   Variable Trust




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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF          Putnam Investment Management, LLC           A balanced investment composed of a well
   BOSTON SUB-ACCOUNT which purchases                                                    diversified portfolio of stocks and
   Class IA shares of Putnam VT The                                                      bonds which provide both capital growth
   George Putnam Fund of Boston of Putnam                                                and current income
   Variable Trust (Closed to new and
   subsequent premium payments and
   transfers of Account Value)
PUTNAM VT GLOBAL ASSET ALLOCATION FUND       Putnam Investment Management, LLC           High level of long-term total return
   SUB-ACCOUNT which purchases Class IA                                                  consistent with preservation of capital
   shares of the Putnam VT Global Asset
   Allocation Fund of Putnam Variable
   Trust (Closed to new and subsequent
   premium payments and transfers of
   Account Value)
PUTNAM VT GLOBAL EQUITY FUND SUB-ACCOUNT     Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IA shares of the    Sub-advised by Putnam Investments Limited
   Putnam VT Global Equity Fund of Putnam
   Variable Trust
PUTNAM VT GROWTH AND INCOME FUND             Putnam Investment Management, LLC           Capital growth and current income
   SUB-ACCOUNT which purchases Class IA
   shares of the Putnam VT Growth and
   Income Fund of Putnam Variable Trust
PUTNAM VT HEALTH SCIENCES FUND               Putnam Investment Management, LLC           Capital appreciation
   Sub-Account which purchases Class IA
   shares of the Putnam VT Health
   Sciences Fund of Putnam Variable Trust
   (Closed to new and subsequent premium
   payments and transfers of Account
   Value)
PUTNAM VT HIGH YIELD FUND SUB-ACCOUNT        Putnam Investment Management, LLC           High current income.  Capital growth is
   which purchases Class IA shares of the    Sub-advised by Putnam Investments Limited   a secondary goal when consistent with
   Putnam VT High Yield Fund of Putnam                                                   achieving high current income
   Variable Trust
PUTNAM VT INCOME FUND SUB-ACCOUNT which      Putnam Investment Management, LLC           High current income consistent with what
   purchases Class IA shares of the                                                      Putnam Management believes to be prudent
   Putnam VT Income Fund of Putnam                                                       risk
   Variable Trust
PUTNAM VT INTERNATIONAL EQUITY FUND          Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IA      Sub-advised by Putnam Investments Limited
   shares of the Putnam VT International
   Equity Fund of Putnam Variable Trust
PUTNAM VT INTERNATIONAL GROWTH AND INCOME    Putnam Investment Management, LLC           Capital growth.  Current income as a
   FUND SUB-ACCOUNT which purchases Class    Sub-advised by Putnam Investments Limited   secondary objective
   IA shares of the Putnam VT
   International Growth and Income Fund
   of Putnam Variable Trust (Closed to
   new and subsequent premium payments
   and transfers of Account Value)




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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES    Putnam Investment Management, LLC           Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases Class
   IA shares of the Putnam VT
   International New Opportunities Fund
   of Putnam Variable Trust (Closed to
   new and subsequent premium payments
   and transfers of Account Value)
PUTNAM VT INVESTORS FUND SUB-ACCOUNT         Putnam Investment Management, LLC           Long-term growth of capital and any
   which purchases Class IA shares of the                                                increased income that results from this
   Putnam VT Investors Fund of Putnam                                                    growth
   Variable Trust (Closed to new and
   subsequent premium payments and
   transfers of Account Value)
PUTNAM VT MONEY MARKET FUND SUB-ACCOUNT      Putnam Investment Management, LLC           As high a rate of current income as
   which purchases Class IA shares of the                                                Putnam Management believes is consistent
   Putnam VT Money Market Fund of Putnam                                                 with preservation of capital and
   Variable Trust (Closed to new and                                                     maintenance of liquidity
   subsequent premium payments and
   transfers of Account Value)
PUTNAM VT NEW OPPORTUNITIES FUND             Putnam Investment Management, LLC           Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA
   shares of the Putnam VT New
   Opportunities Fund of Putnam Variable
   Trust
PUTNAM VT NEW VALUE FUND SUB-ACCOUNT         Putnam Investment Management, LLC           Long-term capital appreciation
   which purchases Class IA shares of the
   Putnam VT New Value Fund of Putnam
   Variable Trust (Closed to new and
   subsequent premium payments and
   transfers of Account Value)
PUTNAM VT OTC & EMERGING GROWTH FUND         Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IA
   shares of the Putnam VT OTC & Emerging
   Growth Fund of Putnam Variable Trust
   (Closed to new and subsequent premium
   payments and transfers of Account
   Value)
PUTNAM VT SMALL CAP VALUE FUND               Putnam Investment Management, LLC           Capital appreciation
   Sub-Account which purchases Class IB
   shares of the Putnam VT Small Cap
   Value Fund of Putnam Variable Trust
PUTNAM VT UTILITIES GROWTH AND INCOME        Putnam Investment Management, LLC           Capital growth and current income
   FUND SUB-ACCOUNT which purchases Class    Sub-advised by Putnam Investments Limited
   IA shares of the Putnam VT Utilities
   Growth and Income Fund of the Putnam
   Variable Trust (Closed to new and
   subsequent premium payments and
   transfers of Account Value)




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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND SUB-ACCOUNT which       Putnam Investment Management, LLC           Capital appreciation
   purchases Class IA shares of the
   Putnam VT Vista Fund of Putnam
   Variable Trust (Closed to new and
   subsequent premium payments and
   transfers of Account Value)
PUTNAM VT VOYAGER FUND SUB-ACCOUNT which     Putnam Investment Management, LLC           Capital appreciation
   purchases Class IA shares of the
   Putnam VT Voyager Fund of Putnam
   Variable Trust
TEMPLETON GROWTH SECURITIES FUND             Templeton Global Advisors Limited,          Long-term capital growth
   SUB-ACCOUNT which purchases Class 2       sub-advised by Templeton Asset
   shares of the Templeton Growth            Management Ltd.
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT which    Van Kampen Asset Management                 Capital growth and income
   purchases Class II shares of the
   Comstock Portfolio of the Van Kampen
   Life Investment Trust




MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.



VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares held in a Sub-Account attributable to each policy owner by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.


ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account may not be available in all states.



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22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 3.75%. The maximum sales load is 5.75%. In Oregon, the current sales load is 5.75%. The maximum sales load in Oregon is 7.75%.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50. The maximum administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

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During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. For years 11-20, the current rate is 1/12 of 0.35% per month. The maximum rate for years 11-20 is 1/12 of 0.50% per month. Thereafter, the current and maximum rate is 0.00% per month.

During the first 5 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, Death Benefit Option, sex, and insurance class. The charge is on the policy specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per $1,000 is on the policy specification pages of the contract.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

Surrender charges are not deducted if you add the Modification of Cash Surrender Value Endorsement at the time of purchase.

You can read about the Modification of Cash Surrender Value Endorsement under "Optional Supplemental Benefits" in the Other Benefits section of the prospectus.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.


BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.



INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. Through our underwriting process, we will determine whether the insured is insurable.



ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.


STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and



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24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS


ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.



TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized reprepresentative, pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.


Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to a Money Market Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.


We take advantage of our size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable universal life insurance policies, retirement plans, group funding agreements or other products offered by Hartford and our affiliates. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into




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another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distributed among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of that Stock Fund Sub-Account into another Sub-Account.


SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X   20 Transfer Rule

X   Abusive Transfer Policy

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.


We actively monitor Policy Owners' compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter;

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- The policies and procedures of a potentially affected underlying Fund regarding frequent trading.

In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.


Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.




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If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.


Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Policy Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.



- Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents and Administrative Services Agreements. If these retirement plan documents and Administrative Services Agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.



Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Policy.

Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



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WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND
PROCEDURES REGARDING FREQUENT TRADING?

While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.


CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured



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  remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.


- TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No-Lapse Guarantee, the face amount of the Term Insurance Rider is not covered by the No-Lapse Guarantee.


  In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

  The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

  You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled.


- ENHANCED NO-LAPSE GUARANTEE RIDER -- This rider lets you to choose a longer No-Lapse Guarantee Period. We call the longer No-Lapse Guarantee Period that you may choose with this rider the "Extended No-Lapse Guarantee Period." This rider also gives you an Additional No-Lapse Protection Benefit.


Your policy already has a No-Lapse Guarantee. That No-Lapse Guarantee is available as long as:

X Your policy is in what we call the No-Lapse Guarantee Period. The No-Lapse Guarantee Period is the lesser of 10 years from your policy's effective date or until the insured is age 80; and

X On each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount we call the Cumulative No-Lapse Guarantee Premium.

The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. We calculate it on each Monthly Activity Date. When we issue your policy, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium shown on your policy's specifications page. We call it "cumulative" because on each new Monthly Activity Date it is the previous Monthly Activity Date's Cumulative No-Lapse Guarantee Premium plus the No-Lapse Guarantee Premium shown on your policy's specifications page.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- All riders will terminate;

- The Death Benefit Option becomes Level;

- The Death Benefit will equal the current Face Amount; and

- Any future scheduled Increases in the Face Amount will be canceled.

The No-Lapse Guarantee terminates at the end of the No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

If you want to know more about the policy's No-Lapse Guarantee you should read about it in the Lapse and Reinstatement section of the prospectus.

The Enhanced No-Lapse Guarantee Rider lets you choose an Extended No-Lapse Guarantee Period. You may choose an Extended No-Lapse Guarantee Period that is for the life of your policy or you may choose one of the Extended No-Lapse Guarantee Periods described below:


- If the insured is age 70 or younger, you may choose an Extended No-Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.



- If the insured is older than age 70, you may choose an Extended No-Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.




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If the Extended No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Extended No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- All riders (other than the Enhanced No-Lapse Guarantee Rider) will terminate;

- The Death Benefit Option becomes Level;

- The Death Benefit will equal the current Face Amount; and

- Any future scheduled Increases in the Face Amount will be canceled.

The Enhanced No-Lapse Guarantee Rider also gives you the Additional No-Lapse Protection Benefit. The Additional No-Lapse Protection Benefit guarantees that your policy will remain in force if the Extended No-Lapse Guarantee terminates.

The Extended No-Lapse Guarantee terminates at the end of the Extended No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the Extended No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

The Additional No-Lapse Protection Benefit is available for a period of time we call the Additional No-Lapse Protection Benefit Period, unless it is terminated earlier.


The Additional No-Lapse Protection Benefit Period is equal to the length of time your policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value on the date the Extended No-Lapse Guarantee goes into default or terminates, whichever is earlier.



We will send you a notice when the Extended No-Lapse Guarantee terminates, telling you how long your Additional No-Lapse Protection Benefit Period will be.



The Additional No-Lapse Protection Benefit terminates at the end of the Additional No-Lapse Protection Benefit Period. It also terminates if you take a loan or withdrawal from your policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit during the Additional No-Lapse Protection Benefit Period.



You may only elect this Enhanced No-Lapse Guarantee Rider at the time you purchase your policy. The charge for this rider is based on your policy's Face Amount.


MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy. The No-Lapse Guarantee is a feature that helps prevent your policy from lapsing if you fall behind on your premium payments.

Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net



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investment rate of 3% per annum. The tables for the First, Second and Third
Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted;

- no further premium payments will be accepted;

- all additional benefits provided by rider will deem to have terminated at the scheduled maturity date; and

- loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.


HOW POLICIES ARE SOLD



Hartford Equity Sales Company, Inc. ("HESCO"), serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



Policies will be sold by individuals who have been appointed by us as insurance agents and who are Sales Representatives (Registered Representatives) of broker-dealers that have entered into selling agreements with "HESCO." We generally bear the expenses of providing services pursuant to policies, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



We pay compensation, including commissions, to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the policies according to selling agreements with Financial Intermediaries. Commissions are based on a specified amount of Premium Payments or Policy Value.



We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium paid up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 5.27%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 2% on premiums above the Target Premium.



Your Sales Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Sales Representative and their Financial Intermediary. We are not involved in determining your Sales Representative's compensation. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates within thirteen months of the policy's issuance. You are encouraged to ask your Sales Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction. Affiliated broker-dealers may also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of policy sold.



In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our policies. Additional Payments are generally based on reimbursement of sales, marketing and operational expenses and/or on sales, premiums or assets of policies attributable to a particular Financial Intermediary. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial




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Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; and/or (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our policies.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others.



Consistent with NASD Conduct Rules, we and/or our affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as (1) sponsor various educational programs, sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and educational information and related support materials including hardware and/or software; (2) pay for the travel expenses, meals, lodging and entertainment including tickets to sporting events of Financial Intermediaries and their Sales Representatives; and/or (3) provide nominal gifts. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments may create a potential conflict of interest in the form of an additional financial incentive to the Sales Representative and/or Financial Intermediary to recommend the purchase of this policy over another variable life policy or another investment option. For the year ended December 31, 2005, Hartford and its affiliates paid approximately $12,900,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of life policies. Please refer to Fund prospectuses for any payments paid by Funds to Financial Intermediaries.



In addition, for the year ended December 31, 2005, Hartford and its affiliates paid $5,400,000 in Additional Payments to an affiliated Financial
Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford) in conjunction with the promotion and support of life policies.



As of April 1, 2006, we have arrangements where we may make Additional Payments to the following non-affiliated Financial Intermediaries: 412(i) Plans, Inc., A. G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Economic Concepts, Inc., Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., Hilliard Lyons, JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative's firm is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency



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32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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of payments will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the Valuation Day that we receive the premium; however, premium payments received on any Valuation Day after the close of the NYSE or on a non-Valuation Day will be invested on the next Valuation Day. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period.


You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed twenty (20), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium based on the allocations of your existing investment choices.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

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A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.


We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.


DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option. We reserve the right to require evidence of insurability satisfactory to us before a change in your death benefit option becomes effective.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                             A            B
-----------------------------------------------------------------
 Face Amount                             $  100,000   $ 100,000
 Account Value                               46,500      34,000
 Specified Percentage                          250%        250%
 Death Benefit Option                         Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.



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34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.



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EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.


CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                                INTEREST RATE
                            PORTION OF          CHARGED EQUALS
DURING POLICY YEARS        INDEBTEDNESS           3.5% PLUS:
-----------------------------------------------------------------
        1-10                   All                    2%
    11 and later            Preferred                 0%
                          Non-Preferred             0.25%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

- The Account Value is not sufficient to cover the Monthly Deduction Amount; or

- The Indebtedness exceeds the Cash Value.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy in force. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.

Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the No-Lapse Guarantee is available. If the No-Lapse Guarantee is available and we have not received the required premium by the end of the Grace Period, the No-Lapse Guarantee will go into effect. While the No-Lapse Guarantee is in effect, your Death Benefit Option will become level (Option A), any policy riders will terminate and any future scheduled increases are cancelled.

NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not received the amount of premium required to continue such guarantee.

Loss of the No Lapse Guarantee at the end of the No Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No Lapse Guarantee was what was preventing the policy from terminating.

NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

- the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The length of the No-Lapse Guarantee Period is the lesser of 10 years from your policy's effective date and to age 80. Some states may limit the maximum length of the No-Lapse Guarantee Period. In Texas and Florida, the maximum length of the No-Lapse Guarantee Period is five (5) years. The No-Lapse Guarantee is not available in New Jersey and Maryland. In Illinois, this provision is referred to as the "Policy Coverage Protection Benefit." The Cumulative No-Lapse Guarantee



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Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Death Benefit will equal the current Face Amount; and

- any future scheduled Increases in the Face Amount will be canceled.

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

- The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace
  Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

- The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.


FEDERAL TAX CONSIDERATIONS



INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Corporations," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.


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In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance




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contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in




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Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.




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LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.



To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in




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view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.



RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.



FINANCIAL STATEMENTS



We have included the statutory financials statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call you registered representative or write to us at:



The Hartford
P.O. Box 2999
Hartford, CT 06104-2999


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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.


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WHERE YOU CAN FIND MORE INFORMATION


You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.


811-07329

                                    PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE SERIES I
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2006



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                                                                 3
SERVICES                                                                                                                        3
EXPERTS                                                                                                                         3
DISTRIBUTION OF THE POLICIES                                                                                                    3
ADDITIONAL INFORMATION ABOUT CHARGES                                                                                            4
PERFORMANCE DATA                                                                                                                4
FINANCIAL STATEMENTS                                                                                                         SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2005:
$34,284,714; 2004: $39,196,326; and 2003: $36,930,721. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.


Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ADDITIONAL INFORMATION ABOUT CHARGES


SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load in each policy year is 3.75%. The maximum sales load is 5.75% in each policy year.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.


We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12-month period.


All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------


FINANCIAL STATEMENTS



The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

                                    PART A

STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2006


                                                           [THE HARTFORD LOGO]

------------------------------------------------------------------------------
------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series 1.5 of the Stag Accumulator Variable Universal Life insurance policy (policy). Please read it carefully before you purchase your variable life insurance policy. Series 1.5 of Stag Accumulator Variable Universal Life will be available for purchase on or after August 1, 2003. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.


Stag Accumulator Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                                                                   3
FEE TABLES                                                                                                                      5
ABOUT US                                                                                                                       13
     Hartford Life and Annuity Insurance Company                                                                               13
     Separate Account VL I                                                                                                     13
     The Funds                                                                                                                 13
     The Fixed Account                                                                                                         20
CHARGES AND DEDUCTIONS                                                                                                         20
YOUR POLICY                                                                                                                    22
PREMIUMS                                                                                                                       30
DEATH BENEFITS AND POLICY VALUES                                                                                               31
MAKING WITHDRAWALS FROM YOUR POLICY                                                                                            32
LOANS                                                                                                                          33
LAPSE AND REINSTATEMENT                                                                                                        33
FEDERAL TAX CONSIDERATIONS                                                                                                     35
LEGAL PROCEEDINGS                                                                                                              38
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                                                                         39
FINANCIAL STATEMENTS                                                                                                           39
GLOSSARY OF SPECIAL TERMS                                                                                                      40
WHERE YOU CAN FIND MORE INFORMATION                                                                                            41
STATEMENT OF ADDITIONAL INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS


This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

- LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy.

- RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from a choice of all available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.


RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."


SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."


TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.



RIDERS -- You may select from a variety of riders.


RISKS OF YOUR POLICY


This is a brief description of the principal risks of the policy.



INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."


TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).



INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------

FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.


TRANSACTION FEES


       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load   When you pay premium.                                 5.75% of each premium payment in all policy years.
                                                                             In Oregon, the maximum is 7.75%.
Tax Charge on          When you pay premium.                                 A percent of premium which varies by your state and
Premium Payments                                                             municipality of residence. The range of tax charge
                                                                             is generally between 0% and 4%.
                                                                             This rate will change if your state or municipality
                                                                             changes its tax charges. It may change if you change
                                                                             your state or municipality of residence.
Surrender Charge (1)   When you surrender your policy during the first       Minimum Charge
                       nine policy years.                                    $3.00 per $1,000 of the initial Face Amount for a
                       When you make certain Face Amount decreases during    10-year-old female.
                       the first nine policy years.                          Maximum Charge
                       When you take certain withdrawals during the first    $45.00 per $1,000 of the initial Face Amount for an
                       nine policy years.                                    65-year-old preferred non-nicotine.
                                                                             Charge for a representative insured
                                                                             $15.50 per $1,000 of the initial Face Amount for a
                                                                             42-year-old male preferred non-nicotine.
Face Amount Increase   Each month for 12 months beginning on the effective   The monthly fee is $0.05 per $1,000 of Face Amount
Fee                    date of any unscheduled increase in Face Amount you   Increase.
                       request.
Transfer Fees          When you make a transfer after the first transfer     $25 per transfer.*
                       in any month.
Withdrawal Charge      When you take a withdrawal.                           $10 per withdrawal.



*   Not currently being deducted.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance      Monthly.                                              Minimum Charge
Charges (1)                                                                  $0.056667 per $1,000 of the net amount at risk for a
                                                                             10-year-old female in the first year.
                                                                             Maximum Charge
                                                                             $13.24833 per $1,000 of the net amount at risk for
                                                                             an 85-year-old male in the first year.
                                                                             Charge for a representative insured
                                                                             $0.309167 per $1,000 of the net amount at risk for a
                                                                             42-year-old male preferred non-smoker in the first
                                                                             year.
Mortality and          Monthly.                                              Minimum Charge
Expense Risk Charge                                                          (a) 0.75% per year of the Sub-Account accumulated
(which is the sum of                                                         value in the first year (deducted on a monthly basis
both (a) and (b)).                                                           at a rate of 1/12 of 0.75%); plus
(1)                                                                          (b) $2.00 per $1,000 of initial Face Amount
                                                                             (deducted on a monthly basis at a rate of $0.1667
                                                                             per month) during the first year for a 1-year old.
                                                                             Maximum Charge
                                                                             (a) 0.75% per year of the Sub-Account accumulated
                                                                             value in the first year (deducted on a monthly basis
                                                                             at a rate of 1/12 of 0.75%); plus
                                                                             (b) $24.00 per $1,000 of initial Face Amount
                                                                             (deducted on a monthly basis at a rate of $2.00 per
                                                                             month) during the first year for a 75-year-old male
                                                                             smoker.
                                                                             Charge for a representative insured
                                                                             (a) 0.75% per year of the Sub-Account accumulated
                                                                             value in the first year (deducted on a monthly basis
                                                                             at a rate of 1/12 of 0.75%); plus.
                                                                             (b) $3.05 per $1,000 of initial Face Amount
                                                                             (deducted on a monthly basis at a rate of $0.25420
                                                                             per month) during the first year for a 42-year-old
                                                                             male preferred non-nicotine.
Administrative Charge  Monthly.                                              $10
Loan Interest Rate     Monthly if you have taken a loan on your policy       5.5%
(2)



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(2) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 3.75% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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
    RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Enhanced No Lapse      Monthly.                                              Minimum Charge
Guarantee Rider (1)                                                          $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                             Maximum Charge
                                                                             $0.06 per $1,000 of Face Amount for an 80-year old.
                                                                             Charge for a representative insured
                                                                             $0.01 per $1,000 of Face Amount for a 42-year old.
Waiver of Specified    Monthly.                                              Minimum Charge
Amount Disability                                                            $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider (1)                                                            male in the first year.
                                                                             Maximum Charge
                                                                             $0.199 per $1 of specified amount for a 59-year-old
                                                                             female in the first year.
                                                                             Charge for a representative insured
                                                                             $0.044 per $1 of specified amount for a 42-year-old
                                                                             male in the first year.
Term Insurance Rider   Monthly.                                              Minimum Charge
(1)                                                                          $0.056667 per $1,000 of the net amount at risk for a
                                                                             25-year-old female in the first year.
                                                                             Maximum Charge
                                                                             $13.24833 per $1,000 of the net amount at risk for
                                                                             an 85-year-old male in the first year.
                                                                             Charge for a representative insured
                                                                             $0.309167 per $1,000 of the net amount at risk for a
                                                                             42-year-old male in the first year.
Accidental Death       Monthly.                                              Minimum Charge
Benefit Rider (1)                                                            $0.083 per $1,000 of the net amount at risk for a
                                                                             10-year-old in the first year.
                                                                             Maximum Charge
                                                                             $0.18 per $1,000 of the net amount at risk for a
                                                                             60-year-old in the first year.
                                                                             Charge for a representative insured
                                                                             $0.103 per $1,000 of the net amount at risk for a
                                                                             42-year-old in the first year.
Deduction Amount       Monthly.                                              Minimum Charge
Waiver (1)                                                                   6.9% of the monthly deduction amount for a
                                                                             20-year-old male in the first year.
                                                                             Maximum Charge
                                                                             33.3% of the monthly deduction amount for a
                                                                             55-year-old female in the first year.
                                                                             Charge for a representative insured
                                                                             9.2% of the monthly deduction amount for a
                                                                             42-year-old male in the first year.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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                        ANNUAL FUND OPERATING EXPENSES



Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2005.



                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]                                                               0.42        1.57%




                INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES



The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2005. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.



Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                        ANNUAL FUND OPERATING EXPENSES



                          AS OF THE FUND'S YEAR END



                        (As a percentage of net assets)



                                                     12b-1                      TOTAL                             TOTAL NET
                                                  DISTRIBUTION                  ANNUAL     CONTRACTUAL FEE          ANNUAL
                                                    AND/OR                       FUND        WAIVERS OR              FUND
                                     MANAGEMENT    SERVICING      OTHER       OPERATING        EXPENSE            OPERATING
FUND                                    FEES         FEES        EXPENSES      EXPENSES    REIMBURSEMENTS          EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund (Series I)                   0.61%          N/A          0.29%        0.90%             N/A                0.90%(1)(2)
AIM V.I. Capital Development Fund
   (Series I)                        0.75%          N/A          0.34%        1.09%             N/A                1.09%(1)(3)
AIM V.I. Core Equity Fund (Series
   I)                                0.60%          N/A          0.27%        0.87%             N/A                0.87%(1)(2)(4)
AIM V.I. Mid Cap Core Equity Fund
   (Series I)                        0.72%          N/A          0.31%        1.03%             N/A                1.03%(1)
AIM V.I. Small Cap Equity Fund
   (Series I)                        0.85%          N/A          0.72%        1.57%            0.42%               1.15%(3)(5)
AllianceBernstein VPS
   International Value Portfolio
   -- Class B                        0.75%         0.25%         0.12%        1.12%           -0.01%               1.11%(18)
AllianceBernstein VPS Small/Mid
   Cap Value Portfolio -- Class B    0.75%         0.25%         0.12%        1.12%              --                1.12%
American Funds Asset Allocation
   Fund -- Class 2                   0.34%(6)      0.25%         0.01%        0.60%            0.03%               0.57%
American Funds Blue Chip Income
   and Growth Fund -- Class 2        0.44%(6)      0.25%         0.01%        0.70%            0.04%               0.66%
American Funds Bond Fund -- Class
   2                                 0.43%(6)      0.25%         0.01%        0.69%            0.04%               0.65%
American Funds Global Growth Fund
   -- Class 2                        0.58%(6)      0.25%         0.04%        0.87%            0.05%               0.82%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

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
                                                     12b-1                      TOTAL                             TOTAL NET
                                                  DISTRIBUTION                  ANNUAL     CONTRACTUAL FEE          ANNUAL
                                                    AND/OR                       FUND        WAIVERS OR              FUND
                                     MANAGEMENT    SERVICING      OTHER       OPERATING        EXPENSE            OPERATING
FUND                                    FEES         FEES        EXPENSES      EXPENSES    REIMBURSEMENTS          EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
   Capitalization Fund -- Class 2    0.74%(6)      0.25%         0.05%        1.04%            0.07%               0.97%
American Funds Growth Fund --
   Class 2                           0.33%(6)      0.25%         0.02%        0.60%            0.03%               0.57%
American Funds Growth-Income Fund
   -- Class 2                        0.28%(6)      0.25%         0.01%        0.54%            0.02%               0.52%
American Funds International Fund
   -- Class 2                        0.52%(6)      0.25%         0.05%        0.82%            0.05%               0.77%
American Funds New World Fund --
   Class 2                           0.84%(6)      0.25%         0.08%        1.17%            0.07%               1.10%
Fidelity VIP Contrafund Portfolio
   -- Service Class 2                0.57%         0.25%         0.09%        0.91%              --                0.91%(7)
Fidelity VIP Equity-Income
   Portfolio -- Initial Class        0.47%          N/A          0.09%        0.56%              --                0.56%(8)
Fidelity VIP Equity-Income
   Portfolio -- Service Class 2      0.47%         0.25%         0.09%        0.81%              --                0.81%(8)
Fidelity VIP Mid Cap Portfolio --
   Service Class 2                   0.57%         0.25%         0.12%        0.94%              --                0.94%(7)
Franklin Income Securities Fund
   -- Class 2                        0.46%(19)     0.25%(20)     0.02%        0.73%             N/A                0.73%
Franklin Small Cap Value
   Securities Fund -- Class 2        0.52%         0.25%(9)      0.17%        0.94%            0.05%(10)           0.89%(10)
Hartford Advisers HLS Fund --
   Class IA                          0.60%          N/A          0.06%        0.66%             N/A                0.66%
Hartford Capital Appreciation HLS
   Fund -- Class IA                  0.63%          N/A          0.07%        0.70%             N/A                0.70%
Hartford Disciplined Equity HLS
   Fund -- Class IA                  0.70%          N/A          0.04%        0.74%             N/A                0.74%
Hartford Dividend and Growth HLS
   Fund -- Class IA                  0.64%          N/A          0.03%        0.67%             N/A                0.67%
Hartford Growth Opportunities HLS
   Fund -- Class IA                  0.61%          N/A          0.03%        0.64%             N/A                0.64%
Hartford Index HLS Fund -- Class
   IA                                0.40%(11)      N/A          0.02%        0.42%             N/A                0.42%
Hartford International
   Opportunities HLS Fund --
   Class IA                          0.69%          N/A          0.09%        0.78%             N/A                0.78%
Hartford International Small
   Company HLS Fund -- Class IA      0.85%          N/A          0.15%        1.00%             N/A                1.00%
Hartford MidCap HLS Fund -- Class
   IA                                0.66%          N/A          0.04%        0.70%             N/A                0.70%
Hartford MidCap Value HLS Fund --
   Class IA                          0.75%          N/A          0.04%        0.79%             N/A                0.79%
Hartford Money Market HLS Fund --
   Class IA                          0.45%          N/A          0.04%        0.49%             N/A                0.49%
Hartford Mortgage Securities HLS
   Fund -- Class IA                  0.45%          N/A          0.04%        0.49%             N/A                0.49%

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                     12b-1                      TOTAL                             TOTAL NET
                                                  DISTRIBUTION                  ANNUAL     CONTRACTUAL FEE          ANNUAL
                                                    AND/OR                       FUND        WAIVERS OR              FUND
                                     MANAGEMENT    SERVICING      OTHER       OPERATING        EXPENSE            OPERATING
FUND                                    FEES         FEES        EXPENSES      EXPENSES    REIMBURSEMENTS          EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund
   -- Class IA                       0.70%          N/A          0.05%        0.75%             N/A                0.75%
Hartford Stock HLS Fund -- Class
   IA                                0.46%          N/A          0.04%        0.50%             N/A                0.50%
Hartford Total Return Bond HLS
   Fund -- Class IA                  0.46%          N/A          0.04%        0.50%             N/A                0.50%
Hartford Value Opportunities HLS
   Fund -- Class IA                  0.62%          N/A          0.03%        0.65%             N/A                0.65%
Lord Abbett America's Value
   Portfolio -- Class VC             0.75%(12)     0.00          0.58%        1.33%            0.18%(13)           1.15%
Lord Abbett Growth & Income
   Portfolio -- Class VC             0.48%(14)     0.00          0.41%        0.89%            0.00                0.89%
MFS(R) Investors Trust Series --
   Initial Class                     0.75%           --          0.13%(15)    0.88%(15)         N/A                0.88%(15)
MFS(R) New Discovery Series --
   Initial Class                     0.90%           --          0.16%(15)    1.06%(15)         N/A                1.06%(15)
MFS(R) Total Return Series --
   Initial Class                     0.75%           --          0.09%(15)    0.84%(15)         N/A                0.84%(15)
Mutual Discovery Securities Fund
   -- Class 2                        0.80%         0.25%(20)     0.23%        1.28%             N/A                1.28%
Mutual Shares Securities Fund --
   Class 2                           0.60%         0.25%(9)      0.18%        1.03%              --                1.03%
Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares         0.64%         0.25%         0.02%(16)    0.91%              --                0.91%
Oppenheimer Global Securities
   Fund/VA -- Service Shares         0.63%         0.25%         0.04%(16)    0.92%              --                0.92%
Oppenheimer Main Street Fund/VA
   -- Service Shares                 0.65%         0.25%         0.01%(16)    0.91%              --                0.91%
Putnam VT Capital Opportunities
   Fund -- Class IB                  0.65%         0.25%         0.51%        1.41%            0.24%               1.17%(17)
Putnam VT Equity Income Fund --
   Class IB                          0.65%         0.25%         0.17%        1.07%            0.01%               1.06%(17)
Putnam VT Global Equity Fund --
   Class IB                          0.78%         0.25%         0.14%        1.17%              --                1.17%
Putnam VT Growth and Income Fund
   -- Class IB                       0.49%         0.25%         0.05%        0.79%              --                0.79%
Putnam VT High Yield Fund --
   Class IB                          0.68%         0.25%         0.10%        1.03%            0.01%               1.02%(17)
Putnam VT Income Fund -- Class IB
                                     0.61%         0.25%         0.10%        0.96%            0.07%               0.89%(17)
Putnam VT International Equity
   Fund -- Class IB                  0.75%         0.25%         0.18%        1.18%              --                1.18%
Putnam VT New Opportunities Fund
   -- Class IB                       0.61%         0.25%         0.05%        0.91%              --                0.91%
Putnam VT Small Cap Value Fund --
   Class IB                          0.76%         0.25%         0.08%        1.09%              --                1.09%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

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
                                                     12b-1                      TOTAL                             TOTAL NET
                                                  DISTRIBUTION                  ANNUAL     CONTRACTUAL FEE          ANNUAL
                                                    AND/OR                       FUND        WAIVERS OR              FUND
                                     MANAGEMENT    SERVICING      OTHER       OPERATING        EXPENSE            OPERATING
FUND                                    FEES         FEES        EXPENSES      EXPENSES    REIMBURSEMENTS          EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB
                                     0.57%         0.25%         0.06%        0.88%              --                0.88%
Templeton Growth Securities Fund
   -- Class 2                        0.75%(19)     0.25%(20)     0.07%        1.07%             N/A                1.07%
Van Kampen LIT Comstock Portfolio
   -- Class II                       0.56%         0.25%         0.03%        0.84%              --                0.84%




(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and
    (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.



(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.



(4) Effective upon the closing of the Reorganization which will occur on or About May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.



(5) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
    (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.



(6) The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review.



(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89% for the Fidelity VIP Contrafund Portfolio -- Service Class 2 and 0.89% for the Fidelity VIP Mid Cap Portfolio -- Service Class 2. These offsets may be discontinued at any time.

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55% for the Fidelity VIP Equity-Income Portfolio -- Initial Class and 0.80% for the Fidelity VIP Equity-Income Portfolio -- Service Class 2. These offsets may be discontinued at any time.



(9) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(11) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.30%.



(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of .75% to the following annual rates:



    0.75% of the first $1 billion of average daily net assets;
    0.70% of the next $1 billion of average daily net assets;
    0.65% of average daily net assets over $2 billion.



(13) For the fiscal year ending December 31, 2006 through April 30, 2007,
    Lord Abbett has contractually agreed to reimburse a portion of the fund's other expenses to the extent necessary to maintain its Other Expenses at an aggregate rate of 0.40% of average daily net assets.



(14) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of .50% to the following annual rates:



    0.50% of the first $1 billion of average daily net assets;
    0.45% of average daily net assets over $1 billion.



(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.



(16) Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses paid by the Fund. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.



(17) Reflects Putnam Management's contractual agreement to limit fund expenses through December 31, 2006.



(18) Represents a one time waiver of certain legal and accounting expenses paid to the Advisor.



(19) The Fund administration fee is paid indirectly through the management fee.



(20) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



SEPARATE ACCOUNT VL I



The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.


The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND           A I M Advisors, Inc.                        Growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Capital
   Appreciation Fund of the AIM Variable
   Insurance Funds
AIM V.I. CAPITAL DEVELOPMENT FUND            A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   of the AIM V.I. Capital Development
   Fund of the AIM Variable Insurance
   Funds.
AIM V.I. CORE EQUITY FUND SUB-ACCOUNT        A I M Advisors, Inc.                        Growth of capital
   which purchases Series I shares of the
   AIM V.I. Core Equity Fund of the AIM
   Variable Insurance Funds
AIM V.I. MID CAP CORE EQUITY FUND            A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Mid Cap Core
   Equity Fund of the AIM Variable
   Insurance Funds

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND               A I M Advisors, Inc.                        Long-term growth of capital
   SUB-ACCOUNT which purchases Series I
   shares of the AIM V.I. Small Cap
   Equity Fund of the AIM Variable
   Insurance Funds
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE    AllianceBernstein L.P.                      Long-term growth of capital
   PORTFOLIO SUB-ACCOUNT which purchases
   Class B shares of the International
   Value Portfolio of AllianceBernstein
   Variable Products Series Fund, Inc.
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE    AllianceBernstein L.P.                      Long-term growth of capital
   PORTFOLIO SUB-ACCOUNT which purchases
   Class B shares of the Small/Mid Cap
   Value Portfolio of AllianceBernstein
   Variable Products Series Fund, Inc.
AMERICAN FUNDS ASSET ALLOCATION FUND         Capital Research and Management Company     High, total return, including income and
   SUB-ACCOUNT which purchases Class 2                                                   capital gains, consistent with the
   shares of the Asset Allocation Fund of                                                preservation of capital over the long
   American Funds Insurance Series (also                                                 term
   known as American Variable Insurance
   Series)
AMERICAN FUNDS BLUE CHIP INCOME AND          Capital Research and Management Company     Produce income exceeding the average
   GROWTH FUND SUB-ACCOUNT which                                                         yield on U.S. stocks generally (as
   purchases Class 2 shares of the Blue                                                  represented by the average yield on the
   Chip Income and Growth Fund of                                                        Standard & Poor's 500 Composite Index)
   American Funds Insurance Series (also                                                 and to provide an opportunity for growth
   known as American Variable Insurance                                                  of principal consistent with sound
   Series)                                                                               common stock investing
AMERICAN FUNDS BOND FUND SUB-ACCOUNT         Capital Research and Management Company     High level of current income as is
   which purchases Class 2 shares of the                                                 consistent with the preservation of
   Bond Fund of American Funds Insurance                                                 capital
   Series (also known as American
   Variable Insurance Series)
AMERICAN FUNDS GLOBAL GROWTH FUND            Capital Research and Management Company     Long-term growth of capital
   SUB-ACCOUNT which purchases Class 2
   shares of the Global Growth Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS GLOBAL SMALL                  Capital Research and Management Company     Long-term growth of capital
   CAPITALIZATION FUND SUB-ACCOUNT which
   purchases Class 2 shares of the Global
   Small Capitalization Fund of American
   Funds Insurance Series (also known as
   American Variable Insurance Series)
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT       Capital Research and Management Company     Long-term growth of capital
   which purchases Class 2 shares of the
   Growth Fund of American Funds
   Insurance Series (also known as
   American Variable Insurance Series)




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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND            Capital Research and Management Company     Growth of capital and income
   SUB-ACCOUNT which purchases Class 2
   shares of the Growth-Income Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS INTERNATIONAL FUND            Capital Research and Management Company     Long-term growth of capital
   SUB-ACCOUNT which purchases Class 2
   shares of the International Fund of
   American Funds Insurance Series (also
   known as American Variable Insurance
   Series)
AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT    Capital Research and Management Company     Long-term growth of capital
   which purchases Class 2 shares of the
   New World Fund of American Funds
   Insurance Series (also known as
   American Variable Insurance Series)
FIDELITY VIP CONTRAFUND PORTFOLIO            Fidelity Management & Research Company      Long-term capital appreciation
   SUB-ACCOUNT which purchases Service
   Class 2 shares of Fidelity VIP
   Contrafund(R) Portfolio of Fidelity
   Variable Insurance Products Fund
FIDELITY VIP EQUITY-INCOME PORTFOLIO         Fidelity Management & Research Company      Reasonable income. Fund will also
   SUB-ACCOUNT which purchases Initial                                                   consider potential for capital
   Class shares of Fidelity VIP                                                          appreciation
   Equity-Income Portfolio of Fidelity
   Variable Insurance Products Fund
   (Policies issued prior to 10/3/05 will
   receive Initial Class shares).
FIDELITY VIP EQUITY-INCOME PORTFOLIO         Fidelity Management & Research Company      Reasonable income. Fund will also
   SUB-ACCOUNT which purchases Service                                                   consider potential for capital
   Class 2 shares of Fidelity VIP                                                        appreciation
   Equity-Income Portfolio of Fidelity
   Variable Insurance Products Fund
FIDELITY VIP MID CAP PORTFOLIO               Fidelity Management & Research Company      Long-term growth of capital
   SUB-ACCOUNT which purchases Service
   Class 2 shares of Fidelity VIP Mid Cap
   Portfolio of Fidelity Variable
   Insurance Products Fund
FRANKLIN INCOME SECURITIES FUND              Franklin Advisers, Inc.                     Maximize income while maintaining
   SUB-ACCOUNT which purchases Class 2                                                   prospects for capital appreciation
   shares of the Franklin Income
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
FRANKLIN SMALL CAP VALUE SECURITIES FUND     Franklin Advisory Services, LLC             Long-term total return
   SUB-ACCOUNT which purchases Class 2
   shares of the Franklin Small Cap Value
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust




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16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC; sub-advised    Maximum long-term total return
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford Advisers HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD CAPITAL APPRECIATION HLS FUND       HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc. (Closed to all
   premium payments and transfers of
   Account Value for all policies issued
   on or after May 2, 2005. Fund will
   remain available for investment for
   policies issued May 1, 2005 and
   before.)
HARTFORD DISCIPLINED EQUITY HLS FUND         HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Disciplined Equity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD DIVIDEND AND GROWTH HLS FUND        HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Dividend and Growth
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD GROWTH OPPORTUNITIES HLS FUND       HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Growth
   Opportunities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD INDEX HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Seeks to provide investment results
   purchases Class IA shares of Hartford     by Hartford Investment Management Company   which approximate the price and yield
   Index HLS Fund of Hartford Series                                                     performance of publicly traded common
   Fund, Inc.                                                                            stocks in the aggregate
HARTFORD INTERNATIONAL OPPORTUNITIES HLS     HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Opportunities HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL SMALL COMPANY HLS     HL Investment Advisors, LLC; sub-advised    Capital appreciation
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Small Company HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT         HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford MidCap HLS Fund of Hartford
   Series Fund, Inc. (Closed to all
   premium payments and transfers of
   Account Value for all policies issued
   on or after November 1, 2003. Fund
   will remain available for investment
   for policies issued October 31, 2003
   and before.)




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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND               HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford MidCap Value HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to all premium payments and
   transfers of Account Value for all
   policies issued on or after August 2,
   2004. Fund will remain available for
   investment for policies issued August
   1, 2004 and before.)
HARTFORD MONEY MARKET HLS FUND               HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   liquidity and preservation of capital
   shares of Hartford Money Market HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD MORTGAGE SECURITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   safety of principal and maintenance of
   shares of Hartford Mortgage Securities                                                liquidity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD SMALL COMPANY HLS FUND              HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Small Company HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to all premium payments and
   transfers of Account Value for all
   policies issued on or after August 2,
   2004. Fund will remain available for
   investment for policies issued August
   1, 2004 and before.)
HARTFORD STOCK HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term growth of capital, with income
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP       as a secondary consideration
   Stock HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD TOTAL RETURN BOND HLS FUND          HL Investment Advisors, LLC; sub-advised    Competitive total return, with income as
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   a secondary objective
   shares of Hartford Total Return Bond
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD VALUE OPPORTUNITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Value Opportunities
   HLS Fund of Hartford HLS Series Fund
   II, Inc.
LORD ABBETT AMERICA'S VALUE PORTFOLIO        Lord, Abbett & Co. LLC                      Current income and capital appreciation
   SUB-ACCOUNT which purchases Class VC
   shares of the Lord Abbett America's
   Value Portfolio of the Lord Abbett
   Series Fund, Inc.




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18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO      Lord, Abbett & Co. LLC                      Long-term growth of capital and income
   SUB-ACCOUNT which purchases Class VC
   shares of the Lord Abbett Growth and
   Income Portfolio of the Lord Abbett
   Series Fund, Inc.
MFS INVESTORS TRUST SERIES SUB-ACCOUNT       MFS Investment Management(R)                Long-term growth of capital and
   which purchases Initial Class shares                                                  secondarily to provide reasonable
   of the MFS(R) Investors Trust Series                                                  current income
   of the MFS(R) Variable Insurance Trust
MFS NEW DISCOVERY SERIES SUB-ACCOUNT         MFS Investment Management(R)                Capital appreciation
   which purchases Initial Class shares
   of the MFS(R) New Discovery Series of
   the MFS(R) Variable Insurance Trust
MFS TOTAL RETURN SERIES SUB-ACCOUNT which    MFS Investment Management(R)                Above-average income
   purchases Initial Class shares of the
   MFS(R) Total Return Series of the
   MFS(R) Variable Insurance Trust
MUTUAL DISCOVERY SECURITIES FUND             Franklin Mutual Advisors, LLC,              Capital appreciation
   SUB-ACCOUNT which purchases Class 2       sub-advised by Franklin Templeton
   shares of the Mutual Discovery            Investment Management Limited
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT    Franklin Mutual Advisors, LLC               Capital appreciation, with income as a
   which purchases Class 2 shares of the                                                 secondary goal
   Mutual Shares Securities Fund of the
   Franklin Templeton Variable Insurance
   Products Trust
OPPENHEIMER CAPITAL APPRECIATION FUND/VA     OppenheimerFunds, Inc.                      Capital appreciation
   SUB-ACCOUNT which purchases Service
   Shares of the Oppenheimer Capital
   Appreciation Fund/VA of Oppenheimer
   Variable Account Funds
OPPENHEIMER GLOBAL SECURITIES FUND/VA        OppenheimerFunds, Inc.                      Long-term capital appreciation
   SUB-ACCOUNT which purchases Service
   Shares of the Oppenheimer Global
   Securities Fund/VA of Oppenheimer
   Variable Account Funds
OPPENHEIMER MAIN STREET FUND/VA              OppenheimerFunds, Inc.                      Total return
   SUB-ACCOUNT which purchases Service
   Shares of the Oppenheimer Main Street
   Fund(R) /VA of Oppenheimer Variable
   Account Funds
PUTNAM VT CAPITAL OPPORTUNITIES FUND         Putnam Investment Management, LLC           Long-term growth of capital
   SUB-ACCOUNT which purchases Class IB
   shares of the Putnam VT Capital
   Opportunities Fund of Putnam Variable
   Trust




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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND SUB-ACCOUNT     Putnam Investment Management, LLC           Capital growth and current income
   which purchases Class IB shares of the
   Putnam VT Equity Income Fund of Putnam
   Variable Trust
PUTNAM VT GLOBAL EQUITY FUND SUB-ACCOUNT     Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IB shares of the
   Putnam VT Global Equity Fund of Putnam
   Variable Trust
PUTNAM VT GROWTH AND INCOME FUND             Putnam Investment Management, LLC           Capital growth and current income
   SUB-ACCOUNT which purchases Class IB
   shares of the Putnam VT Growth and
   Income Fund of Putnam Variable Trust
PUTNAM VT HIGH YIELD FUND SUB-ACCOUNT        Putnam Investment Management, LLC           High current income. Capital growth is a
   which purchases Class IB shares of the    Sub-advised by Putnam Investments Limited   secondary goal when consistent with
   Putnam VT High Yield Fund of Putnam                                                   achieving high current income
   Variable Trust
PUTNAM VT INCOME FUND SUB-ACCOUNT which      Putnam Investment Management, LLC           High current income consistent with what
   purchases Class IB shares of the                                                      Putnam Management believes to be prudent
   Putnam VT Income Fund of Putnam                                                       risk
   Variable Trust
PUTNAM VT INTERNATIONAL EQUITY FUND          Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IB      Sub-advised by Putnam Investments Limited
   shares of the Putnam VT International
   Equity Fund of Putnam Variable Trust
PUTNAM VT NEW OPPORTUNITIES FUND             Putnam Investment Management, LLC           Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IB
   shares of the Putnam VT New
   Opportunities Fund of Putnam Variable
   Trust
PUTNAM VT SMALL CAP VALUE FUND               Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IB
   shares of the Putnam VT Small Cap
   Value Fund of Putnam Variable Trust
PUTNAM VT VOYAGER FUND SUB-ACCOUNT which     Putnam Investment Management, LLC           Capital appreciation
   purchases Class IB shares of the
   Putnam VT Voyager Fund of Putnam
   Variable Trust
TEMPLETON GROWTH SECURITIES FUND             Templeton Global Advisors Limited,          Long-term capital growth
   SUB-ACCOUNT which purchases Class 2       sub-advised by Templeton Asset
   shares of the Templeton Growth            Management Ltd.
   Securities Fund of the Franklin
   Templeton Variable Insurance Products
   Trust
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT which    Van Kampen Asset Management                 Capital growth and income
   purchases Class II shares of the
   Comstock Portfolio of the Van Kampen
   Life Investment Trust



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a



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20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares held in a Sub-Account attributable to each policy owner by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.


ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 3.75%. The maximum sales load is 5.75%. In Oregon, the current sales load is 5.75%. The maximum sales load in Oregon is 7.75%.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980



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Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female,
Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50. The maximum administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a)  equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b)  equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. For years 11-20, the current rate is 1/12 of 0.35% per month. The maximum rate for years 11-20 is 1/12 of 0.50% per month. Thereafter, the current and maximum rate is 0.00% per month.

During the first 5 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, Death Benefit Option, sex, and insurance class. The charge is on the policy specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per $1,000 is on the Policy Specification pages of the contract.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the Policy Specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

Surrender charges are not deducted if you add the Modification of Cash Surrender Value Endorsement at the time of purchase.

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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You can read about the Modification of Cash Surrender Value Endorsement under
"Optional Supplemental Benefits" in the Other Benefits section of the prospectus.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.


BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.



INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. Through our underwriting process, we will determine whether the insured is insurable.



ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.


STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS


ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.



TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or by other authorized representative pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.


Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to a Money Market Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a




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surrender or pending death claim and determines how many shares of that Sub-
Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.


We take advantage of our size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable universal life insurance policies, retirement plans, group funding agreements or other products offered by Hartford and our affiliates. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distributed among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of that Stock Fund Sub-Account into another Sub-Account.


SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X   20 Transfer Rule

X   Abusive Transfer Policy

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.


We actively monitor Policy Owners' compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges



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24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter;

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- The policies and procedures of a potentially affected underlying Fund regarding frequent trading.

In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.


Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.


Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Policy Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade
  Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:


- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.


- Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents and Administrative Services Agreements. If these retirement plan documents and Administrative Services Agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.



Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.




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POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In
addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Policy.

Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.


CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less



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26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.


- TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No-Lapse Guarantee, the face amount of the Term Insurance Rider is not covered by the No-Lapse Guarantee.


In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled.


- ENHANCED NO-LAPSE GUARANTEE RIDER -- This rider lets you to choose a longer No-Lapse Guarantee Period. We call the longer No-Lapse Guarantee Period that you may choose with this rider the "Extended No-Lapse Guarantee Period."


This rider also gives you an Additional No-Lapse Protection Benefit.


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Your policy already has a No-Lapse Guarantee. That No-Lapse Guarantee is available as long as:

X Your policy is in what we call the No-Lapse Guarantee Period. The No-Lapse Guarantee Period is the lesser of 10 years from your policy's effective date or until the insured is age 80; and

X On each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount we call the Cumulative No-Lapse Guarantee Premium.

The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. We calculate it on each Monthly Activity Date. When we issue your policy, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium shown on your policy's specifications page. We call it "cumulative" because on each new Monthly Activity Date it is the previous Monthly Activity Date's Cumulative No-Lapse Guarantee Premium plus the No-Lapse Guarantee Premium shown on your policy's specifications page.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- All riders will terminate;

- The Death Benefit Option becomes Level;

- The Death Benefit will equal the current Face Amount; and

- Any future scheduled Increases in the Face Amount will be canceled.

The No-Lapse Guarantee terminates at the end of the No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

If you want to know more about the policy's No-Lapse Guarantee you should read about it in the Lapse and Reinstatement section of the prospectus.

The Enhanced No-Lapse Guarantee Rider lets you choose an Extended No-Lapse Guarantee Period. You may choose an Extended No-Lapse Guarantee Period that is for the life of your policy or you may choose one of the Extended No-Lapse Guarantee Periods described below:


- If the insured is age 70 or younger, you may choose an Extended No-Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.



- If the insured is older than age 70, you may choose an Extended No-Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.


If the Extended No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Extended No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- All riders (other than the Enhanced No-Lapse Guarantee Rider) will terminate;

- The Death Benefit Option becomes Level;

- The Death Benefit will equal the current Face Amount; and

- Any future scheduled Increases in the Face Amount will be canceled.

The Enhanced No-Lapse Guarantee Rider also gives you the Additional No-Lapse Protection Benefit. The Additional No-Lapse Protection Benefit guarantees that your policy will remain in force if the Extended No-Lapse Guarantee terminates.

The Extended No-Lapse Guarantee terminates at the end of the Extended No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the Extended No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

The Additional No-Lapse Protection Benefit is available for a period of time we call the Additional No-Lapse Protection Benefit Period, unless it is terminated earlier.


The Additional No-Lapse Protection Benefit Period is equal to the length of time your policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value on the date the Extended No-Lapse Guarantee goes into default or terminates, whichever is earlier.



We will send you a notice when the Extended No-Lapse Guarantee terminates, telling you how long your Additional No-Lapse Protection Benefit Period will be.



The Additional No-Lapse Protection Benefit terminates at the end of the Additional No-Lapse Protection Benefit Period. It also terminates if you take a loan or withdrawal from your policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit during the Additional No-Lapse Protection Benefit Period.



You may only elect this Enhanced No-Lapse Guarantee Rider at the time you purchase your policy. The charge for this rider is based on your policy's Face Amount.


MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge



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28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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for the endorsement. However, if you choose to add this endorsement, the No-
Lapse Guarantee of the policy is not offered and is removed from your policy. The No-Lapse Guarantee is a feature that helps prevent your policy from lapsing if you fall behind on your premium payments.

Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

- At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted;

- no further premium payments will be accepted;

- All additional benefits provided by rider will deem to have terminated at the scheduled maturity date; and

- loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.


HOW POLICIES ARE SOLD



Hartford Equity Sales Company, Inc. ("HESCO"), serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



Policies will be sold by individuals who have been appointed by us as insurance agents and who are Sales Representatives (Registered Representatives) of broker-dealers that have entered into selling agreements with "HESCO." We generally bear the




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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

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expenses of providing services pursuant to policies, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



We pay compensation, including commissions, to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the policies according to selling agreements with Financial Intermediaries. Commissions are based on a specified amount of Premium Payments or Policy Value.



We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium paid up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 5.27%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 2% on premiums above the Target Premium.



Your Sales Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Sales Representative and their Financial Intermediary. We are not involved in determining your Sales Representative's compensation. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates within thirteen months of the policy's issuance. You are encouraged to ask your Sales Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction. Affiliated broker-dealers may also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of policy sold.



In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our policies. Additional Payments are generally based on reimbursement of sales, marketing and operational expenses and/or on sales, premiums or assets of policies attributable to a particular Financial Intermediary. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; and/or (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our policies.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others.



Consistent with NASD Conduct Rules, we and/or our affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as (1) sponsor various educational programs, sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and educational information and related support materials including hardware and/or software; (2) pay for the travel expenses, meals, lodging and entertainment including tickets to sporting events of Financial Intermediaries and their Sales Representatives; and/or (3) provide nominal gifts. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments may create a potential conflict of interest in the form of an additional financial incentive to the Sales Representative and/or Financial Intermediary to recommend the purchase of this policy over another variable life policy or another investment option. For the year ended December 31, 2005, Hartford and its affiliates paid approximately $ 12,909,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of life policies. Please rfer to Fund prospectuses for any payments paid by Funds to Financial Intermediaries.



In addition, for the year ended December 31, 2005, Hartford and its affiliates paid $5,400,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford) in conjunction with the promotion and support of life policies.



As of April 1, 2006, we have arrangements where we may make Additional Payments to the following non-affiliated Financial Intermediaries: 412(i) Plans, Inc.,
A. G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Economic Concepts, Inc., Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., Hilliard Lyons, JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor




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30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative's firm is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payments will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the Valuation Day that we receive the premium; however, premium payments received on any Valuation Day after the close of the NYSE or on a non-Valuation Day will be invested on the next Valuation Day. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period.


You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed twenty (20), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium based on the allocations of your existing investment choices.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular



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Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.


We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.


DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option. We reserve the right to require evidence of insurability satisfactory to us before a change in your death benefit option becomes effective.


MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively




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32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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requires that the death benefit always be equal to or greater than the Account
Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                             A            B
-----------------------------------------------------------------
Face Amount                              $  100,000   $ 100,000
Account Value                                46,500      34,000
Specified Percentage                           250%        250%
Death Benefit Option                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.


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LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.


EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.


CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                                INTEREST RATE
                            PORTION OF             CHARGED
DURING POLICY YEARS        INDEBTEDNESS       EQUALS 3.5% PLUS:
-----------------------------------------------------------------
        1-10                   All                    2%
    11 and later            Preferred                 0%
                          Non-Preferred             0.25%


LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

- The Account Value is not sufficient to cover the Monthly Deduction Amount; or

- The Indebtedness exceeds the Cash Value.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy in force. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.

Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the No-Lapse Guarantee is available. If the No-Lapse Guarantee is available and we have not received the required premium by the end of the Grace Period, the No-Lapse Guarantee will go into effect. While the No-Lapse Guarantee is in effect, your Death Benefit Option will become level (Option A), any policy riders will terminate and any future scheduled increases are cancelled.



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34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not received the amount of premium required to continue such guarantee.


Loss of the No-Lapse Guarantee at the end of the No-Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No-Lapse Guarantee was what was preventing the policy from terminating.


NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

- the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The length of the No-Lapse Guarantee Period is the lesser of 10 years from your policy's effective date and to age 80. Some states may limit the maximum length of the No-Lapse Guarantee Period. In Texas and Florida, the maximum length of the No-Lapse Guarantee Period is five (5) years. The No-Lapse Guarantee is not available in New Jersey and Maryland. In Illinois, this provision is referred to as the "Policy Coverage Protection Benefit." The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Death Benefit will equal the current Face Amount; and

- any future scheduled Increases in the Face Amount will be canceled.

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

- The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace
  Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

- The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement;
  minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- The Surrender Charge at the time of reinstatement.


The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.




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FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Corporations," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A




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surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore,




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we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance




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policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.







LEGAL MATTERS







There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products




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are compensated. The Hartford continues to cooperate fully with these regulators in these matters.



To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.







RESTRICTIONS ON FINANCIAL TRANSACTIONS







Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.







FINANCIAL STATEMENTS







We have included the statutory financials statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:



The Hartford
P.O. Box 2999
Hartford, CT 06104-2999



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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.


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WHERE YOU CAN FIND MORE INFORMATION


You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.


811-07329

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                                    PART B

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE SERIES 1.5
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2006



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                                                                 3
SERVICES                                                                                                                        3
EXPERTS                                                                                                                         3
DISTRIBUTION OF THE POLICIES                                                                                                    3
ADDITIONAL INFORMATION ABOUT CHARGES                                                                                            4
PERFORMANCE DATA                                                                                                                4
FINANCIAL STATEMENTS                                                                                                         SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I -- was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.




DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2005:
$34,284,714; 2004: $39,196,326; and 2003: $36,950,720;. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.


Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load in each policy year is 3.75%. The maximum sales load is 5.75% in each policy year.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------


FINANCIAL STATEMENTS



The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                   AIM V.I.          AIM V.I.
                           ALLIANCEBERNSTEIN       CAPITAL            MID CAP       AIM V.I.
                             SMALL/MID CAP       APPRECIATION       CORE EQUITY      PREMIER
                            VALUE PORTFOLIO          FUND              FUND        EQUITY FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ------------------  ---------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --                 --                  --              --
      Class IB...........       --                 --                  --              --
      Other class........        24,881              29,691             912,094        51,606
                               ========            ========         ===========    ==========
    Cost:
      Class IA...........       --                 --                  --              --
      Class IB...........       --                 --                  --              --
      Other class........      $420,237            $685,788         $11,815,298    $1,050,342
                               ========            ========         ===========    ==========
    Market Value:
      Class IA...........       --                 --                  --              --
      Class IB...........       --                 --                  --              --
      Other class........      $422,734            $732,771         $12,413,604    $1,151,839
  Due from Hartford Life
   and Annuity Insurance
   Company...............         5,264            --                    26,652           562
  Receivable from fund
   shares sold...........       --                 --                  --              --
  Other assets...........       --                 --                  --                   1
                               --------            --------         -----------    ----------
  Total Assets...........       427,998             732,771          12,440,256     1,152,402
                               --------            --------         -----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --                  --              --
  Payable for fund shares
   purchased.............         5,264            --                    26,652           562
  Other liabilities......       --                 --                        31        --
                               --------            --------         -----------    ----------
  Total Liabilities......         5,264            --                    26,683           562
                               --------            --------         -----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $422,734            $732,771         $12,413,573    $1,151,840
                               ========            ========         ===========    ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                    AIM V.I.       AMERICAN FUNDS  AMERICAN FUNDS
                                AIM V.I.            CAPITAL            ASSET         BLUE CHIP                     AMERICAN FUNDS
                               SMALL CAP          DEVELOPMENT        ALLOCATION      INCOME AND    AMERICAN FUNDS  GLOBAL GROWTH
                              EQUITY FUND             FUND              FUND        GROWTH FUND      BOND FUND          FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --                  --                  --              --              --              --
      Class IB...........       --                  --                  --              --              --              --
      Other class........         2,969                 708           2,693,509       2,391,195       2,023,796       1,927,318
                                =======             =======         ===========     ===========     ===========     ===========
    Cost:
      Class IA...........       --                  --                  --              --              --              --
      Class IB...........       --                  --                  --              --              --              --
      Other class........       $40,606             $11,434         $40,605,213     $23,168,444     $22,750,026     $28,218,378
                                =======             =======         ===========     ===========     ===========     ===========
    Market Value:
      Class IA...........       --                  --                  --              --              --              --
      Class IB...........       --                  --                  --              --              --              --
      Other class........       $39,968             $11,394         $44,362,087     $25,896,637     $22,706,992     $37,621,244
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                  --                   46,355          75,366          15,721          87,112
  Receivable from fund
   shares sold...........       --                  --                  --              --              --              --
  Other assets...........       --                  --                  --              --                    1             188
                                -------             -------         -----------     -----------     -----------     -----------
  Total Assets...........        39,968              11,394          44,408,442      25,972,003      22,722,714      37,708,544
                                -------             -------         -----------     -----------     -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                  --                  --              --              --              --
  Payable for fund shares
   purchased.............       --                  --                   46,355          75,366          15,721          87,112
  Other liabilities......       --                  --                       61             167         --              --
                                -------             -------         -----------     -----------     -----------     -----------
  Total Liabilities......       --                  --                   46,416          75,533          15,721          87,112
                                -------             -------         -----------     -----------     -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $39,968             $11,394         $44,362,026     $25,896,470     $22,706,993     $37,621,432
                                =======             =======         ===========     ===========     ===========     ===========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL     NEW WORLD
                            GROWTH FUND         FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --              --              --              --
      Class IB...........       --              --              --              --
      Other class........      2,655,553       3,814,465      2,161,171         766,375
                            ============    ============    ===========     ===========
    Cost:
      Class IA...........       --              --              --              --
      Class IB...........       --              --              --              --
      Other class........   $118,535,269    $121,486,460    $32,204,532     $10,351,602
                            ============    ============    ===========     ===========
    Market Value:
      Class IA...........       --              --              --              --
      Class IB...........       --              --              --              --
      Other class........   $156,624,532    $145,407,423    $40,889,364     $12,691,169
  Due from Hartford Life
   and Annuity Insurance
   Company...............        209,832         210,159         56,854          52,624
  Receivable from fund
   shares sold...........       --              --              --              --
  Other assets...........            216              74        --                   49
                            ------------    ------------    -----------     -----------
  Total Assets...........    156,834,580     145,617,656     40,946,218      12,743,842
                            ------------    ------------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --              --              --
  Payable for fund shares
   purchased.............        209,832         210,159         56,854          52,624
  Other liabilities......       --              --                  232         --
                            ------------    ------------    -----------     -----------
  Total Liabilities......        209,832         210,159         57,086          52,624
                            ------------    ------------    -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $156,624,748    $145,407,497    $40,889,132     $12,691,218
                            ============    ============    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           AMERICAN FUNDS                 FIDELITY VIP
                            GLOBAL SMALL   FIDELITY VIP   EQUITY-INCOME     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER      FUND           CONTRAFUND        OVERSEAS         MID CAP
                                FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  -------------  -------------  ------------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --             --              --              --                --             --
      Class IB...........       --             --              --              --                --             --
      Other class........     1,113,053        182,170       1,756,431           91,184          158,542          26,851
                            ===========     ==========     ===========       ==========       ==========        ========
    Cost:
      Class IA...........       --             --              --              --                --             --
      Class IB...........       --             --              --              --                --             --
      Other class........   $15,821,239     $3,041,629     $39,860,763       $2,701,389       $3,247,259        $904,824
                            ===========     ==========     ===========       ==========       ==========        ========
    Market Value:
      Class IA...........       --             --              --              --                --             --
      Class IB...........       --             --              --              --                --             --
      Other class........   $23,507,689     $2,739,837     $44,768,169       $2,798,445       $3,267,554        $930,940
  Due from Hartford Life
   and Annuity Insurance
   Company...............        63,209        --               12,220           56,895          --               12,698
  Receivable from fund
   shares sold...........       --                 522         --              --                --             --
  Other assets...........           166              4             206         --                --             --
                            -----------     ----------     -----------       ----------       ----------        --------
  Total Assets...........    23,571,064      2,740,363      44,780,595        2,855,340        3,267,554         943,638
                            -----------     ----------     -----------       ----------       ----------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 522         --              --                --             --
  Payable for fund shares
   purchased.............        63,209        --               12,220           56,895          --               12,698
  Other liabilities......       --             --              --              --                     20        --
                            -----------     ----------     -----------       ----------       ----------        --------
  Total Liabilities......        63,209            522          12,220           56,895               20          12,698
                            -----------     ----------     -----------       ----------       ----------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $23,507,855     $2,739,841     $44,768,375       $2,798,445       $3,267,534        $930,940
                            ===========     ==========     ===========       ==========       ==========        ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                              FRANKLIN      MUTUAL SHARES                      HARTFORD TOTAL
                           SMALL CAP VALUE   SECURITIES    HARTFORD ADVISERS  RETURN BOND HLS
                           SECURITIES FUND      FUND           HLS FUND             FUND
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ---------------  -------------  -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --               --             4,572,325         8,621,475
      Class IB...........       --               --              --                --
      Other class........      1,177,880       1,111,079         --                --
                             ===========     ===========     ============       ===========
    Cost:
      Class IA...........       --               --          $111,958,195       $99,947,562
      Class IB...........       --               --              --                --
      Other class........    $16,979,165     $17,959,296         --                --
                             ===========     ===========     ============       ===========
    Market Value:
      Class IA...........       --               --          $103,011,286       $97,151,808
      Class IB...........       --               --              --                --
      Other class........    $19,776,600     $20,188,298         --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         55,028         169,677           53,022           102,802
  Receivable from fund
   shares sold...........       --               --              --                --
  Other assets...........            229         --                   408               448
                             -----------     -----------     ------------       -----------
  Total Assets...........     19,831,857      20,357,975      103,064,716        97,255,058
                             -----------     -----------     ------------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --              --                --
  Payable for fund shares
   purchased.............         55,028         169,677           53,022           102,802
  Other liabilities......       --                    61         --                --
                             -----------     -----------     ------------       -----------
  Total Liabilities......         55,028         169,738           53,022           102,802
                             -----------     -----------     ------------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $19,776,829     $20,188,237     $103,011,694       $97,152,256
                             ===========     ===========     ============       ===========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                                                     HARTFORD
                           HARTFORD CAPITAL  HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                           APPRECIATION HLS   AND GROWTH HLS     ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS      EQUITY
                                 FUND              FUND              FUND             FUND             FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  ---------------  ---------------  ---------------  ------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       4,475,353         4,600,540          122,200           85,592          281,040       1,357,559
      Class IB...........        --                --                --               --               --              --
      Other class........        --                --                --               --               --              --
                             ============       ===========       ==========       ==========       ==========     ===========
    Cost:
      Class IA...........    $210,208,081       $87,657,362       $1,469,060       $1,227,071       $1,364,960     $16,100,019
      Class IB...........        --                --                --               --               --              --
      Other class........        --                --                --               --               --              --
                             ============       ===========       ==========       ==========       ==========     ===========
    Market Value:
      Class IA...........    $237,134,872       $95,417,615       $1,525,081       $1,604,038       $1,539,696     $17,186,513
      Class IB...........        --                --                --               --               --              --
      Other class........        --                --                --               --               --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         155,192           102,405          --               --               --                7,603
  Receivable from fund
   shares sold...........        --                --                --                 2,251          --              --
  Other assets...........           7,715               104               28                8                2         --
                             ------------       -----------       ----------       ----------       ----------     -----------
  Total Assets...........     237,297,779        95,520,124        1,525,109        1,606,297        1,539,698      17,194,116
                             ------------       -----------       ----------       ----------       ----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --                --                 2,251          --              --
  Payable for fund shares
   purchased.............         155,192           102,405          --               --               --                7,603
  Other liabilities......        --                --                --               --               --                  138
                             ------------       -----------       ----------       ----------       ----------     -----------
  Total Liabilities......         155,192           102,405          --                 2,251          --                7,741
                             ------------       -----------       ----------       ----------       ----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $237,142,587       $95,417,719       $1,525,109       $1,604,046       $1,539,698     $17,186,375
                             ============       ===========       ==========       ==========       ==========     ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                              HARTFORD       HARTFORD
                           HARTFORD GROWTH                  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD INDEX  SMALL COMPANY  OPPORTUNITIES
                              HLS FUND         HLS FUND       HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........        460,043       2,104,227        573,813       2,390,301
      Class IB...........       --               --             --              --
      Other class........       --               --             --              --
                             ===========     ===========     ==========     ===========
    Cost:
      Class IA...........    $11,935,392     $68,688,348     $7,937,303     $30,457,799
      Class IB...........       --               --             --              --
      Other class........       --               --             --              --
                             ===========     ===========     ==========     ===========
    Market Value:
      Class IA...........    $13,835,698     $67,278,651     $8,512,977     $32,484,971
      Class IB...........       --               --             --              --
      Other class........       --               --             --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          6,049          32,884          4,446          46,792
  Receivable from fund
   shares sold...........       --               --             --              --
  Other assets...........       --                    74              8              10
                             -----------     -----------     ----------     -----------
  Total Assets...........     13,841,747      67,311,609      8,517,431      32,531,773
                             -----------     -----------     ----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --             --              --
  Payable for fund shares
   purchased.............          6,049          32,884          4,446          46,792
  Other liabilities......             72         --             --              --
                             -----------     -----------     ----------     -----------
  Total Liabilities......          6,121          32,884          4,446          46,792
                             -----------     -----------     ----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $13,835,626     $67,278,725     $8,512,985     $32,484,981
                             ===========     ===========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                            HARTFORD                                           HARTFORD          HARTFORD
                             MIDCAP     HARTFORD MIDCAP  HARTFORD MONEY   MORTGAGE SECURITIES  SMALL COMPANY     HARTFORD
                            HLS FUND    VALUE HLS FUND   MARKET HLS FUND       HLS FUND          HLS FUND     STOCK HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  ---------------  -------------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........    3,016,304      1,075,115       84,236,747          1,193,690         2,206,610       2,135,655
      Class IB...........      --            --               --                --                  --             --
      Other class........      --            --               --                --                  --             --
                           ===========    ===========      ===========        ===========       ===========    ============
    Cost:
      Class IA...........  $66,623,435    $13,465,250      $84,236,747        $13,900,664       $32,803,878    $124,904,219
      Class IB...........      --            --               --                --                  --             --
      Other class........      --            --               --                --                  --             --
                           ===========    ===========      ===========        ===========       ===========    ============
    Market Value:
      Class IA...........  $86,647,686    $15,065,837      $84,236,747        $13,724,813       $43,392,744    $105,095,741
      Class IB...........      --            --               --                --                  --             --
      Other class........      --            --               --                --                  --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       18,413         13,317          432,046          --                    8,282          18,003
  Receivable from fund
   shares sold...........      --            --               --                    1,023           --             --
  Other assets...........        7,925            213            2,684                 21                20           6,838
                           -----------    -----------      -----------        -----------       -----------    ------------
  Total Assets...........   86,674,024     15,079,367       84,671,477         13,725,857        43,401,046     105,120,582
                           -----------    -----------      -----------        -----------       -----------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --               --                    1,023           --             --
  Payable for fund shares
   purchased.............       18,413         13,317          432,046          --                    8,282          18,003
  Other liabilities......      --            --               --                --                  --             --
                           -----------    -----------      -----------        -----------       -----------    ------------
  Total Liabilities......       18,413         13,317          432,046              1,023             8,282          18,003
                           -----------    -----------      -----------        -----------       -----------    ------------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $86,655,611    $15,066,050      $84,239,431        $13,724,834       $43,392,764    $105,102,579
                           ===========    ===========      ===========        ===========       ===========    ============

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                HARTFORD           LORD ABBETT        LORD ABBETT
                           VALUE OPPORTUNITIES   AMERICA'S VALUE       GROWTH AND       MFS INVESTORS
                                HLS FUND            PORTFOLIO       INCOME PORTFOLIO     TRUST SERIES
                               SUB-ACCOUNT       SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -------------------  ------------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........          666,178           --                  --                --
      Class IB...........        --                  --                  --                --
      Other class........        --                    35,380             10,700               367
                               ===========           ========           ========            ======
    Cost:
      Class IA...........      $11,085,153           --                  --                --
      Class IB...........        --                  --                  --                --
      Other class........        --                  $503,880           $292,510            $7,103
                               ===========           ========           ========            ======
    Market Value:
      Class IA...........      $12,610,076           --                  --                --
      Class IB...........        --                  --                  --                --
      Other class........        --                  $492,838           $279,911            $7,080
  Due from Hartford Life
   and Annuity Insurance
   Company...............            5,239              6,049              9,653           --
  Receivable from fund
   shares sold...........        --                  --                  --                --
  Other assets...........               15           --                  --                --
                               -----------           --------           --------            ------
  Total Assets...........       12,615,330            498,887            289,564             7,080
                               -----------           --------           --------            ------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                  --                --
  Payable for fund shares
   purchased.............            5,239              6,049              9,653           --
  Other liabilities......        --                  --                  --                --
                               -----------           --------           --------            ------
  Total Liabilities......            5,239              6,049              9,653           --
                               -----------           --------           --------            ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $12,610,091           $492,838           $279,911            $7,080
                               ===========           ========           ========            ======

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                               OPPENHEIMER
                                                                 CAPITAL           OPPENHEIMER                        PUTNAM VT
                               MFS NEW         MFS TOTAL       APPRECIATION     GLOBAL SECURITIES    OPPENHEIMER     DIVERSIFIED
                           DISCOVERY SERIES  RETURN SERIES         FUND               FUND         MAIN STREET FUND  INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           ----------------  -------------  ------------------  -----------------  ----------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........       --                --             --                  --                --               176,577
      Class IB...........       --                --             --                  --                --                --
      Other class........        147,876          966,245           4,010             20,051             1,408           --
                              ==========      ===========        ========           ========           =======       ==========
    Cost:
      Class IA...........       --                --             --                  --                --            $1,727,042
      Class IB...........       --                --             --                  --                --                --
      Other class........     $2,066,804      $19,449,730        $154,813           $645,239           $30,666           --
                              ==========      ===========        ========           ========           =======       ==========
    Market Value:
      Class IA...........       --                --             --                  --                --            $1,564,473
      Class IB...........       --                --             --                  --                --                --
      Other class........     $2,314,262      $19,991,610        $153,291           $664,878           $30,453           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 11,872              43             19,996           --                --
  Receivable from fund
   shares sold...........          1,635          --             --                  --                --                --
  Other assets...........       --                --             --                  --                --                     1
                              ----------      -----------        --------           --------           -------       ----------
  Total Assets...........      2,315,897       20,003,482         153,334            684,874            30,453        1,564,474
                              ----------      -----------        --------           --------           -------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          1,635          --             --                  --                --                --
  Payable for fund shares
   purchased.............       --                 11,872              43             19,996           --                --
  Other liabilities......             55               93        --                  --                --                --
                              ----------      -----------        --------           --------           -------       ----------
  Total Liabilities......          1,690           11,965              43             19,996           --                --
                              ----------      -----------        --------           --------           -------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $2,314,207      $19,991,517        $153,291           $664,878           $30,453       $1,564,474
                              ==========      ===========        ========           ========           =======       ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                              PUTNAM VT                           PUTNAM VT        PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT         GROWTH AND    HEALTH SCIENCES
                           ALLOCATION FUND  GLOBAL EQUITY FUND   INCOME FUND         FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ------------------  --------------  ---------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........        65,048            802,455           959,724         278,679
      Class IB...........       --                  28,185            32,820         --
      Other class........       --                --                 --              --
                             ==========        ===========       ===========      ==========
    Cost:
      Class IA...........    $1,191,425        $16,166,131       $25,605,710      $3,087,433
      Class IB...........       --                 265,844           778,485         --
      Other class........       --                --                 --              --
                             ==========        ===========       ===========      ==========
    Market Value:
      Class IA...........    $  977,665        $ 8,939,350       $25,442,278      $3,720,359
      Class IB...........       --                 311,444           864,807         --
      Other class........       --                --                 --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                   3,255            19,985         --
  Receivable from fund
   shares sold...........             2           --                 --               16,071
  Other assets...........             1                 73                39              22
                             ----------        -----------       -----------      ----------
  Total Assets...........       977,668          9,254,122        26,327,109       3,736,452
                             ----------        -----------       -----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             2           --                 --               16,071
  Payable for fund shares
   purchased.............       --                   3,255            19,985         --
  Other liabilities......       --                --                 --              --
                             ----------        -----------       -----------      ----------
  Total Liabilities......             2              3,255            19,985          16,071
                             ----------        -----------       -----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $  977,666        $ 9,250,867       $26,307,124      $3,720,381
                             ==========        ===========       ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                         PUTNAM VT
                                                           PUTNAM VT                   INTERNATIONAL
                             PUTNAM VT                   INTERNATIONAL    PUTNAM VT         NEW        PUTNAM VT    PUTNAM VT
                            HIGH YIELD      PUTNAM VT     GROWTH AND    INTERNATIONAL  OPPORTUNITIES   INVESTORS   MONEY MARKET
                               FUND        INCOME FUND    INCOME FUND    EQUITY FUND       FUND          FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........     1,728,528      1,003,405        141,397      1,527,753        94,978       263,120      839,719
      Class IB...........       572,599        190,605        --             225,329       --             --           --
      Other class........       --             --             --             --            --             --           --
                            ===========    ===========     ==========    ===========    ==========    ==========     ========
    Cost:
      Class IA...........   $15,020,429    $12,744,043     $2,076,843    $24,573,597    $2,079,942    $3,331,890     $839,719
      Class IB...........     4,388,668      2,412,417        --           3,028,306       --             --           --
      Other class........       --             --             --             --            --             --           --
                            ===========    ===========     ==========    ===========    ==========    ==========     ========
    Market Value:
      Class IA...........   $13,275,099    $12,733,203     $2,170,451    $24,994,036    $1,399,029    $2,844,327     $839,719
      Class IB...........     4,363,208      2,403,533        --           3,663,848       --             --           --
      Other class........       --             --             --             --            --             --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        14,144          2,066        --               7,191       --             --           --
  Receivable from fund
   shares sold...........       --             --               2,401        --              2,290           826       11,348
  Other assets...........       --                   6              3            119            40            65           74
                            -----------    -----------     ----------    -----------    ----------    ----------     --------
  Total Assets...........    17,652,451     15,138,808      2,172,855     28,665,194     1,401,359     2,845,218      851,141
                            -----------    -----------     ----------    -----------    ----------    ----------     --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --               2,401        --              2,290           826       11,348
  Payable for fund shares
   purchased.............        14,144          2,066        --               7,191       --             --           --
  Other liabilities......            15        --             --             --            --             --           --
                            -----------    -----------     ----------    -----------    ----------    ----------     --------
  Total Liabilities......        14,159          2,066          2,401          7,191         2,290           826       11,348
                            -----------    -----------     ----------    -----------    ----------    ----------     --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $17,638,292    $15,136,742     $2,170,454    $28,658,003    $1,399,069    $2,844,392     $839,793
                            ===========    ===========     ==========    ===========    ==========    ==========     ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                               PUTNAM VT                        PUTNAM VT         PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT     OTC & EMERGING      SMALL CAP
                                 FUND         NEW VALUE FUND   GROWTH FUND        VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           -----------------  --------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........         837,944          254,214         219,680         --
      Class IB...........          48,284          --              --                 5,171
      Other class........        --                --              --              --
                              ===========       ==========      ==========         ========
    Cost:
      Class IA...........     $27,539,631       $3,168,107      $4,882,450         --
      Class IB...........         760,256          --              --              $118,073
      Other class........        --                --              --              --
                              ===========       ==========      ==========         ========
    Market Value:
      Class IA...........     $15,703,077       $4,385,198      $1,438,901         --
      Class IB...........         891,318          --              --              $118,569
      Other class........        --                --              --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                --              --              --
  Receivable from fund
   shares sold...........          31,124               69          12,886         --
  Other assets...........             369               10               3         --
                              -----------       ----------      ----------         --------
  Total Assets...........      16,625,888        4,385,277       1,451,790          118,569
                              -----------       ----------      ----------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          31,124               69          12,886         --
  Payable for fund shares
   purchased.............        --                --              --              --
  Other liabilities......        --                --              --              --
                              -----------       ----------      ----------         --------
  Total Liabilities......          31,124               69          12,886         --
                              -----------       ----------      ----------         --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $16,594,764       $4,385,208      $1,438,904         $118,569
                              ===========       ==========      ==========         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                            PUTNAM VT    PUTNAM VT                                PUTNAM VT                       VAN KAMPEN
                           THE GEORGE    UTILITIES                                 CAPITAL       PUTNAM VT     LIFE INVESTMENT
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT    OPPORTUNITIES  EQUITY INCOME    TRUST COMSTOCK
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND      FUND           FUND           PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -----------  -----------  -----------  ------------  -------------  -------------  ------------------
ASSETS:
  Investments:
    Number of Shares
      Class IA...........     268,199      147,157      127,372     1,068,164       --             --              --
      Class IB...........      --           --           --            52,578       148,222        317,424         --
      Other class........      --           --           --           --            --             --                65,572
                           ==========   ==========   ==========   ===========    ==========     ==========         ========
    Cost:
      Class IA...........  $2,813,298   $2,465,114   $2,586,546   $52,151,632       --             --              --
      Class IB...........      --           --           --         1,355,079    $2,078,811     $4,034,289         --
      Other class........      --           --           --           --            --             --              $892,139
                           ==========   ==========   ==========   ===========    ==========     ==========         ========
    Market Value:
      Class IA...........  $3,172,796   $2,130,840   $1,802,313   $30,677,656       --             --              --
      Class IB...........      --           --           --         1,501,087    $2,340,429     $4,412,200         --
      Other class........      --           --           --           --            --             --              $895,056
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --           --           --              7,939          3,167           38,071
  Receivable from fund
   shares sold...........       2,439           66          402        33,810       --             --              --
  Other assets...........          21           22            9           305       --             --              --
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Total Assets...........   3,175,256    2,130,928    1,802,724    32,212,858     2,348,368      4,415,367          933,127
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       2,439           66          402        33,810       --             --              --
  Payable for fund shares
   purchased.............      --           --           --           --              7,939          3,167           38,071
  Other liabilities......      --           --           --           --                451              3         --
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Total Liabilities......       2,439           66          402        33,810         8,390          3,170           38,071
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $3,172,817   $2,130,862   $1,802,322   $32,179,048    $2,339,978     $4,412,197         $895,056
                           ==========   ==========   ==========   ===========    ==========     ==========         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                     UNITS OWNED BY  UNIT FAIR
SUB-ACCOUNT:                          PARTICIPANTS    VALUE #    CONTRACT LIABILITY
------------                         --------------  ----------  ------------------
AllianceBernstein Small/Mid Cap
 Value Portfolio -- Class B........         42,050   $10.053255    $      422,734
AIM V.I. Capital Appreciation
 Fund -- Class I...................         69,168    10.594074           732,771
AIM V.I. Mid Cap Core Equity
 Fund -- Class I...................        889,599    13.954120        12,413,573
AIM V.I. Premier Equity Fund --
 Class I...........................         91,498    12.588744         1,151,840
AIM V.I. Small Cap Equity Fund --
 Class S1..........................          3,831    10.434113            39,968
AIM V.I. Capital Development
 Fund -- Class S1..................          1,105    10.307493            11,394
American Funds Asset Allocation
 Fund -- Class 2...................      3,392,245    13.077484        44,362,026
American Funds Blue Chip Income and
 Growth Fund -- Class 2............      1,897,219    13.649702        25,896,470
American Funds Bond Fund --
 Class 2...........................      2,048,674    11.083750        22,706,993
American Funds Global Growth
 Fund -- Class 2...................     30,292,374     1.241944        37,621,432
American Funds Growth Fund --
 Class 2...........................    146,366,232     1.070088       156,624,748
American Funds Growth-Income
 Fund -- Class 2...................    114,769,448     1.266953       145,407,497
American Funds International
 Fund -- Class 2...................      2,246,359    18.202405        40,889,132
American Funds New World Fund --
 Class 2...........................        712,154    17.820884        12,691,218
American Funds Global Small
 Capitalization Fund -- Class 2....     14,344,510     1.638805        23,507,855
Fidelity VIP Asset Manager
 Portfolio -- Class INIT...........      1,293,414     2.118302         2,739,841
Fidelity VIP Equity-Income Fund
 Portfolio -- Class INIT...........     16,224,483     2.743539        44,512,501
Fidelity VIP Equity-Income Fund
 Portfolio -- Class SRV2...........         24,632    10.387944           255,874
Fidelity VIP Contrafund
 Portfolio -- Class SRV2...........        261,790    10.689654         2,798,445
Fidelity VIP Overseas Portfolio --
 Class INIT........................      1,519,518     2.150376         3,267,534
Fidelity VIP Mid Cap Portfolio --
 Class SRV2........................         87,563    10.631702           930,940
Franklin Small Cap Value Securities
 Fund -- Class 2...................      1,207,277    16.381351        19,776,829
Franklin Mutual Shares Securities
 Fund -- Class 2...................      1,425,325    14.163953        20,188,237
Hartford Advisers HLS Fund --
 Class IA..........................     35,681,879     2.886947       103,011,694
Hartford Total Return Bond HLS
 Fund -- Class IA..................     43,102,040     2.254006        97,152,256
Hartford Capital Appreciation HLS
 Fund -- Class IA..................     42,096,477     5.633312       237,142,587
Hartford Dividend and Growth HLS
 Fund -- Class IA..................     28,228,858     3.380148        95,417,719
Hartford Global Advisers HLS
 Fund -- Class IA..................      1,082,280     1.409162         1,525,109
Hartford Global Leaders HLS
 Fund -- Class IA..................      1,417,005     1.131997         1,604,046
Hartford Global Technology HLS
 Fund -- Class IA..................      1,869,375     0.823643         1,539,698
Hartford Disciplined Equity HLS
 Fund -- Class IA..................     12,592,439     1.364817        17,186,375
Hartford Growth Opportunities HLS
 Fund -- Class IA..................        840,930    16.452771        13,835,626
Hartford Index HLS Fund --
 Class IA..........................     20,634,209     3.260543        67,278,725
Hartford International Small
 Company HLS Fund -- Class IA......        475,660    17.897193         8,512,985
Hartford International
 Opportunities HLS Fund --
 Class IA..........................     13,725,443     2.366771        32,484,981
Hartford MidCap HLS Fund --
 Class IA..........................     26,644,122     3.252335        86,655,611
Hartford MidCap Value HLS Fund --
 Class IA..........................        934,814    16.116626        15,066,050
Hartford Money Market HLS Fund --
 Class IA..........................     52,654,745     1.599845        84,239,431
Hartford Mortgage Securities HLS
 Fund -- Class IA..................      6,716,287     2.043515        13,724,834
Hartford Small Company HLS Fund --
 Class IA..........................     22,277,708     1.947811        43,392,764
Hartford Stock HLS Fund --
 Class IA..........................     31,329,220     3.354778       105,102,579
Hartford Value Opportunities HLS
 Fund -- Class IA..................        795,231    15.857149        12,610,091
Lord Abbett America's Value
 Portfolio -- Class VC.............         49,238    10.009346           492,838
Lord Abbett Growth and Income
 Portfolio -- Class VC.............         26,991    10.370449           279,911
MFS Investors Trust Series --
 Class INIT........................            678    10.438310             7,080
MFS New Discovery Series --
 Class INIT........................        170,349    13.585071         2,314,207
MFS Total Return Series --
 Class INIT........................      1,620,828    12.334140        19,991,517
Oppenheimer Capital Appreciation
 Fund -- Class SRV.................         14,720    10.414050           153,291

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                     UNITS OWNED BY  UNIT FAIR
SUB-ACCOUNT:                          PARTICIPANTS    VALUE #    CONTRACT LIABILITY
------------                         --------------  ----------  ------------------
Oppenheimer Global Securities
 Fund -- Class SRV.................         62,077   $10.710592    $      664,878
Oppenheimer Main Street Fund --
 Class SRV.........................          2,938    10.364164            30,453
Putnam VT Diversified Income
 Fund -- Class IA..................         80,106    19.530112         1,564,474
Putnam VT Global Asset Allocation
 Fund -- Class IA..................         38,513    25.385139           977,666
Putnam VT Global Equity Fund --
 Class IA..........................        370,485    24.129019         8,939,431
Putnam VT Global Equity Fund --
 Class IB..........................         21,731    14.331216           311,436
Putnam VT Growth and Income
 Fund -- Class IA..................        794,071    32.040356        25,442,316
Putnam VT Growth and Income
 Fund -- Class IB..................         65,094    13.285600           864,808
Putnam VT Health Sciences Fund --
 Class IA..........................        266,492    13.960596         3,720,381
Putnam VT High Yield Fund --
 Class IA..........................        583,930    22.734033        13,275,089
Putnam VT High Yield Fund --
 Class IB..........................        350,068    12.463889         4,363,203
Putnam VT Income Fund --
 Class IA..........................        626,110    20.337007        12,733,204
Putnam VT Income Fund --
 Class IB..........................        225,896    10.640021         2,403,538
Putnam VT International Growth and
 Income Fund -- Class IA...........        133,879    16.212019         2,170,454
Putnam VT International Equity
 Fund -- Class IA..................      1,589,137    15.728136        24,994,157
Putnam VT International Equity
 Fund -- Class IB..................        237,299    15.439804         3,663,846
Putnam VT International New
 Opportunities Fund -- Class IA....        103,262    13.548679         1,399,069
Putnam VT Investors Fund --
 Class IA..........................        265,549    10.711383         2,844,392
Putnam VT Money Market Fund --
 Class IA..........................        528,572     1.588794           839,793
Putnam VT New Opportunities
 Fund -- Class IA..................        698,301    22.488065        15,703,448
Putnam VT New Opportunities
 Fund -- Class IB..................         63,761    13.979089           891,316
Putnam VT New Value Fund --
 Class IA..........................        235,231    18.642121         4,385,208
Putnam VT OTC & Emerging Growth
 Fund -- Class IA..................        203,306     7.077526         1,438,904
Putnam VT Small Cap Value Fund --
 Class IB..........................         11,784    10.061432           118,569
Putnam VT The George Putnam Fund of
 Boston -- Class IA................        223,797    14.177205         3,172,817
Putnam VT Utilities Growth and
 Income Fund -- Class IA...........         85,608    24.890887         2,130,862
Putnam VT Vista Fund --
 Class IA..........................        139,806    12.891632         1,802,322
Putnam VT Voyager Fund --
 Class IA..........................      1,005,479    30.510819        30,677,983
Putnam VT Voyager Fund --
 Class IB..........................        120,581    12.448612         1,501,065
Putnam VT Capital Opportunities
 Fund -- Class IB..................        149,501    15.651902         2,339,978
Putnam VT Equity Income Fund --
 Class IB..........................        329,063    13.408382         4,412,197
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II....         86,227    10.380228           895,056
                                                                   --------------
GRAND TOTAL........................                                $1,860,344,170
                                                                   ==============

  #  Rounded unit values

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   AIM V.I.        AIM V.I.
                           ALLIANCEBERNSTEIN       CAPITAL          MID CAP     AIM V.I.
                             SMALL/MID CAP       APPRECIATION     CORE EQUITY    PREMIER
                            VALUE PORTFOLIO          FUND            FUND      EQUITY FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ------------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............      -$-                 $   446         $ 61,819      $ 9,490
                                ------             -------         --------      -------
CAPITAL GAINS INCOME
 (LOSS)..................      --                  --               377,877       --
                                ------             -------         --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                       48             (379)         784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,497              46,983          329,437       49,149
                                ------             -------         --------      -------
    Net gain (loss) on
     investments.........        2,497              47,031          329,058       49,933
                                ------             -------         --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $2,497             $47,477         $768,754      $59,423
                                ======             =======         ========      =======

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                    AIM V.I.       AMERICAN FUNDS  AMERICAN FUNDS
                                AIM V.I.            CAPITAL            ASSET         BLUE CHIP                     AMERICAN FUNDS
                               SMALL CAP          DEVELOPMENT        ALLOCATION      INCOME AND    AMERICAN FUNDS  GLOBAL GROWTH
                              EQUITY FUND             FUND              FUND        GROWTH FUND      BOND FUND          FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      --$                 -- $              $  892,867      $  191,927       $653,625       $  204,186
                                 -----                ----           ----------      ----------       --------       ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --                  --                   --              --             --               --
                                 -----                ----           ----------      ----------       --------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  --                     1,577            (942)       (10,192)            (446)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (638)                (40)           2,416,554       1,467,728       (355,642)       4,244,736
                                 -----                ----           ----------      ----------       --------       ----------
    Net gain (loss) on
     investments.........         (638)                (40)           2,418,131       1,466,786       (365,834)       4,244,290
                                 -----                ----           ----------      ----------       --------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(638)               $(40)          $3,310,998      $1,658,713       $287,791       $4,448,476
                                 =====                ====           ==========      ==========       ========       ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL     NEW WORLD
                            GROWTH FUND         FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $   960,725      $1,819,179      $  519,434      $  100,989
                            -----------      ----------      ----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              507,749         --              --
                            -----------      ----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         7,367           6,576            (710)          6,633
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    19,670,081       5,413,346       5,991,375       1,675,486
                            -----------      ----------      ----------      ----------
    Net gain (loss) on
     investments.........    19,677,448       5,419,922       5,990,665       1,682,119
                            -----------      ----------      ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $20,638,173      $7,746,850      $6,510,099      $1,783,108
                            ===========      ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                           AMERICAN FUNDS                 FIDELITY VIP
                            GLOBAL SMALL   FIDELITY VIP   EQUITY-INCOME     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER      FUND           CONTRAFUND        OVERSEAS         MID CAP
                                FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  -------------  -------------  ------------------  ------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  166,970      $ 81,492      $  657,414         $--              $ 21,700         $--
                             ----------      --------      ----------         -------          --------         -------
CAPITAL GAINS INCOME
 (LOSS)..................       --              1,045       1,444,688         --                 16,983         --
                             ----------      --------      ----------         -------          --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         3,670         2,364          17,690               1          (291,717)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,069,126        20,074         368,101          97,056           794,077          26,116
                             ----------      --------      ----------         -------          --------         -------
    Net gain (loss) on
     investments.........     4,072,796        22,438         385,791          97,057           502,360          26,116
                             ----------      --------      ----------         -------          --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,239,766      $104,975      $2,487,893         $97,057          $541,043         $26,116
                             ==========      ========      ==========         =======          ========         =======

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              FRANKLIN      MUTUAL SHARES                      HARTFORD TOTAL
                           SMALL CAP VALUE   SECURITIES    HARTFORD ADVISERS  RETURN BOND HLS
                           SECURITIES FUND      FUND           HLS FUND             FUND
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ---------------  -------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $  108,078      $  112,503       $ 3,274,649       $ 6,889,162
                             ----------      ----------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        87,424          42,176         5,893,154           664,060
                             ----------      ----------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (10,363)            147            85,813            (3,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,180,293       1,412,625        (2,266,608)       (5,387,749)
                             ----------      ----------       -----------       -----------
    Net gain (loss) on
     investments.........     1,169,930       1,412,772        (2,180,795)       (5,391,732)
                             ----------      ----------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,365,432      $1,567,451       $ 6,987,008       $ 2,161,490
                             ==========      ==========       ===========       ===========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                                                    HARTFORD
                           HARTFORD CAPITAL  HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                           APPRECIATION HLS   AND GROWTH HLS     ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS     EQUITY
                                 FUND              FUND              FUND             FUND             FUND         HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  ---------------  ---------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ 2,051,547        $1,722,715         $ 56,185         $ 12,640         $  4,174      $  199,444
                             -----------        ----------         --------         --------         --------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................     31,290,451         3,957,616          --               --               --               --
                             -----------        ----------         --------         --------         --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          9,528            25,582           34,962           64,530           18,852          48,575
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (1,327,084)         (400,438)         (47,670)         (55,026)         128,142         856,530
                             -----------        ----------         --------         --------         --------      ----------
    Net gain (loss) on
     investments.........     (1,317,556)         (374,856)         (12,708)           9,504          146,994         905,105
                             -----------        ----------         --------         --------         --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $32,024,442        $5,305,475         $ 43,477         $ 22,144         $151,168      $1,104,549
                             ===========        ==========         ========         ========         ========      ==========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              HARTFORD       HARTFORD
                           HARTFORD GROWTH                  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD INDEX  SMALL COMPANY  OPPORTUNITIES
                              HLS FUND         HLS FUND       HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   26,333       $1,262,820     $  195,451     $  --
                             ----------       ----------     ----------     ----------
CAPITAL GAINS INCOME
 (LOSS)..................       824,778        2,052,419        869,401        --
                             ----------       ----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         3,114          170,807         30,628          3,048
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,014,282         (577,036)       107,769      3,970,292
                             ----------       ----------     ----------     ----------
    Net gain (loss) on
     investments.........     1,017,396         (406,229)       138,397      3,973,340
                             ----------       ----------     ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,868,507       $2,909,010     $1,203,249     $3,973,340
                             ==========       ==========     ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                             HARTFORD                                           HARTFORD          HARTFORD
                              MIDCAP     HARTFORD MIDCAP  HARTFORD MONEY   MORTGAGE SECURITIES  SMALL COMPANY     HARTFORD
                             HLS FUND    VALUE HLS FUND   MARKET HLS FUND       HLS FUND          HLS FUND     STOCK HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ---------------  -------------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............  $   324,649     $   80,114       $2,407,329          $ 546,259        $  --           $1,891,382
                           -----------     ----------       ----------          ---------        ----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................   11,873,892      1,222,528          --                --                 --              --
                           -----------     ----------       ----------          ---------        ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      907,757        112,730          --                   3,963           933,863         161,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (403,968)      (147,671)         --                (235,373)        6,622,305       7,123,440
                           -----------     ----------       ----------          ---------        ----------      ----------
    Net gain (loss) on
     investments.........      503,789        (34,941)         --                (231,410)        7,556,168       7,284,513
                           -----------     ----------       ----------          ---------        ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $12,702,330     $1,267,701       $2,407,329          $ 314,849        $7,556,168      $9,175,895
                           ===========     ==========       ==========          =========        ==========      ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                HARTFORD           LORD ABBETT        LORD ABBETT
                           VALUE OPPORTUNITIES   AMERICA'S VALUE       GROWTH AND       MFS INVESTORS
                                HLS FUND            PORTFOLIO       INCOME PORTFOLIO     TRUST SERIES
                               SUB-ACCOUNT       SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -------------------  ------------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $155,148             $  8,636           $  1,891          -- $
                                --------             --------           --------             ----
CAPITAL GAINS INCOME
 (LOSS)..................        221,428                3,638             11,553          --
                                --------             --------           --------             ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (31,094)            --                  --                    49
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        512,864              (11,042)           (12,599)             (23)
                                --------             --------           --------             ----
    Net gain (loss) on
     investments.........        481,770              (11,042)           (12,599)              26
                                --------             --------           --------             ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $858,346             $  1,232           $    845             $ 26
                                ========             ========           ========             ====

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                               OPPENHEIMER
                                                                 CAPITAL           OPPENHEIMER                        PUTNAM VT
                               MFS NEW         MFS TOTAL       APPRECIATION     GLOBAL SECURITIES    OPPENHEIMER     DIVERSIFIED
                           DISCOVERY SERIES  RETURN SERIES         FUND               FUND         MAIN STREET FUND  INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           ----------------  -------------  ------------------  -----------------  ----------------  -----------
INVESTMENT INCOME:
  Dividends..............      $--             $ 217,172         $--                 $--               -$-            $130,465
                               --------        ---------         -------             -------            -----         --------
CAPITAL GAINS INCOME
 (LOSS)..................       --               425,764         --                  --                --               --
                               --------        ---------         -------             -------            -----         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           206           (1,068)              1             --                --                8,033
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       126,993         (168,711)         (1,522)             19,639             (213)         (83,526)
                               --------        ---------         -------             -------            -----         --------
    Net gain (loss) on
     investments.........       127,199         (169,779)         (1,521)             19,639             (213)         (75,493)
                               --------        ---------         -------             -------            -----         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $127,199        $ 473,157         $(1,521)            $19,639            $(213)        $ 54,972
                               ========        =========         =======             =======            =====         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              PUTNAM VT                          PUTNAM VT      PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT       GROWTH AND   HEALTH SCIENCES
                           ALLOCATION FUND  GLOBAL EQUITY FUND  INCOME FUND       FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------------  -----------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 15,498          $   84,701      $  470,886      $  11,898
                              --------          ----------      ----------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --                 --                --            --
                              --------          ----------      ----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (67,784)           (307,239)        148,033       (110,897)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      123,605           1,010,244         743,228        577,671
                              --------          ----------      ----------      ---------
    Net gain (loss) on
     investments.........       55,821             703,005         891,261        466,774
                              --------          ----------      ----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 71,319          $  787,706      $1,362,147      $ 478,672
                              ========          ==========      ==========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                     PUTNAM VT
                                                       PUTNAM VT                   INTERNATIONAL
                            PUTNAM VT                INTERNATIONAL    PUTNAM VT         NEW        PUTNAM VT    PUTNAM VT
                           HIGH YIELD    PUTNAM VT    GROWTH AND    INTERNATIONAL  OPPORTUNITIES   INVESTORS   MONEY MARKET
                              FUND      INCOME FUND   INCOME FUND    EQUITY FUND       FUND          FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  -------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $1,350,059    $ 443,577      $ 22,531     $  441,273      $  12,675     $  40,229     $28,043
                           ----------    ---------      --------     ----------      ---------     ---------     -------
CAPITAL GAINS INCOME
 (LOSS)..................      --          144,497       --             --             --             --          --
                           ----------    ---------      --------     ----------      ---------     ---------     -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     109,013        8,379       (13,239)       897,960       (238,194)     (329,623)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (875,257)    (247,100)      269,402      1,822,447        464,438       539,842      --
                           ----------    ---------      --------     ----------      ---------     ---------     -------
    Net gain (loss) on
     investments.........    (766,244)    (238,721)      256,163      2,720,407        226,244       210,219      --
                           ----------    ---------      --------     ----------      ---------     ---------     -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  583,815    $ 349,353      $278,694     $3,161,680      $ 238,919     $ 250,448     $28,043
                           ==========    =========      ========     ==========      =========     =========     =======

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                               PUTNAM VT                        PUTNAM VT         PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT     OTC & EMERGING      SMALL CAP
                                 FUND         NEW VALUE FUND   GROWTH FUND        VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           -----------------  --------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $   57,032         $ 49,032       $  --             -- $
                              ----------         --------       ----------           ----
CAPITAL GAINS INCOME
 (LOSS)..................       --                --               --             --
                              ----------         --------       ----------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (189,200)         148,765         (938,627)            (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,696,239           58,629        1,047,509            496
                              ----------         --------       ----------           ----
    Net gain (loss) on
     investments.........      1,507,039          207,394          108,882            495
                              ----------         --------       ----------           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,564,071         $256,426       $  108,882           $495
                              ==========         ========       ==========           ====

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                            PUTNAM VT    PUTNAM VT                                PUTNAM VT                       VAN KAMPEN
                           THE GEORGE    UTILITIES                                 CAPITAL       PUTNAM VT     LIFE INVESTMENT
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT    OPPORTUNITIES  EQUITY INCOME    TRUST COMSTOCK
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND      FUND           FUND           PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -----------  -----------  -----------  ------------  -------------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $ 84,346     $ 47,813     $  --        $  290,230     $ --           $ 33,500          -$-
                            --------     --------     ---------    ----------     --------       --------           ------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --            --           --             4,830         46,189          --
                            --------     --------     ---------    ----------     --------       --------           ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     72,565      (44,979)     (408,323)     (431,294)       4,656         21,414          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (19,823)     189,513       626,373     1,840,602      172,619        133,878            2,917
                            --------     --------     ---------    ----------     --------       --------           ------
    Net gain (loss) on
     investments.........     52,742      144,534       218,050     1,409,308      177,275        155,292            2,917
                            --------     --------     ---------    ----------     --------       --------           ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $137,088     $192,347     $ 218,050    $1,699,538     $182,105       $234,981           $2,917
                            ========     ========     =========    ==========     ========       ========           ======

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   AIM V.I.          AIM V.I.
                           ALLIANCEBERNSTEIN       CAPITAL            MID CAP       AIM V.I.
                             SMALL/MID CAP       APPRECIATION       CORE EQUITY      PREMIER
                            VALUE PORTFOLIO          FUND              FUND        EQUITY FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ------------------  ---------------  -----------
OPERATIONS:
  Net investment
   income................      $--                 $    446         $    61,819    $    9,490
  Capital gains income...       --                 --                   377,877        --
  Net realized gain
   (loss) on security
   transactions..........       --                       48                (379)          784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         2,497              46,983             329,437        49,149
                               --------            --------         -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         2,497              47,477             768,754        59,423
                               --------            --------         -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        77,837              15,076           2,716,821       378,744
  Net transfers..........       349,457             679,283           4,351,641       164,488
  Surrenders for benefit
   payments and fees.....           (26)             (5,116)           (268,927)      (12,031)
  Net loan activity......       --                      157             (29,358)       (6,327)
  Cost of insurance......        (7,031)             (4,106)         (1,136,191)     (190,397)
                               --------            --------         -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       420,237             685,294           5,633,986       334,477
                               --------            --------         -----------    ----------
  Net increase (decrease)
   in net assets.........       422,734             732,771           6,402,740       393,900
NET ASSETS:
  Beginning of year......       --                 --                 6,010,833       757,940
                               --------            --------         -----------    ----------
  End of year............      $422,734            $732,771         $12,413,573    $1,151,840
                               ========            ========         ===========    ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                    AIM V.I.       AMERICAN FUNDS  AMERICAN FUNDS
                                AIM V.I.            CAPITAL            ASSET         BLUE CHIP                     AMERICAN FUNDS
                               SMALL CAP          DEVELOPMENT        ALLOCATION      INCOME AND    AMERICAN FUNDS  GLOBAL GROWTH
                              EQUITY FUND             FUND              FUND        GROWTH FUND      BOND FUND          FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................       $--                 $--             $   892,867     $   191,927     $   653,625     $   204,186
  Capital gains income...       --                  --                  --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........       --                  --                    1,577            (942)        (10,192)           (446)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (638)                (40)          2,416,554       1,467,728        (355,642)      4,244,736
                                -------             -------         -----------     -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (638)                (40)          3,310,998       1,658,713         287,791       4,448,476
                                -------             -------         -----------     -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............           203                  71           7,674,263       5,414,515       4,654,193       6,192,354
  Net transfers..........        40,763              11,452          14,875,822       7,160,873       5,081,607       5,911,083
  Surrenders for benefit
   payments and fees.....       --                  --                 (387,859)       (279,419)       (390,838)     (1,356,541)
  Net loan activity......       --                  --                 (203,620)       (156,557)         14,143        (294,201)
  Cost of insurance......          (360)                (89)         (3,638,227)     (2,229,714)     (1,974,585)     (3,254,776)
                                -------             -------         -----------     -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        40,606              11,434          18,320,379       9,909,698       7,384,520       7,197,919
                                -------             -------         -----------     -----------     -----------     -----------
  Net increase (decrease)
   in net assets.........        39,968              11,394          21,631,377      11,568,411       7,672,311      11,646,395
NET ASSETS:
  Beginning of year......       --                  --               22,730,649      14,328,059      15,034,682      25,975,037
                                -------             -------         -----------     -----------     -----------     -----------
  End of year............       $39,968             $11,394         $44,362,026     $25,896,470     $22,706,993     $37,621,432
                                =======             =======         ===========     ===========     ===========     ===========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL     NEW WORLD
                            GROWTH FUND         FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $    960,725    $  1,819,179    $   519,434     $   100,989
  Capital gains income...       --               507,749        --              --
  Net realized gain
   (loss) on security
   transactions..........          7,367           6,576           (710)          6,633
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     19,670,081       5,413,346      5,991,375       1,675,486
                            ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     20,638,173       7,746,850      6,510,099       1,783,108
                            ------------    ------------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     25,049,389      24,803,674      5,696,235       1,583,182
  Net transfers..........     22,102,171      17,259,522     12,345,658       5,940,236
  Surrenders for benefit
   payments and fees.....     (3,541,952)     (3,623,020)      (892,363)       (210,914)
  Net loan activity......       (340,528)       (661,831)       189,253         (29,011)
  Cost of insurance......    (14,244,715)    (13,628,303)    (2,871,157)       (844,057)
                            ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     29,024,365      24,150,042     14,467,626       6,439,436
                            ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets.........     49,662,538      31,896,892     20,977,725       8,222,544
NET ASSETS:
  Beginning of year......    106,962,210     113,510,605     19,911,407       4,468,674
                            ------------    ------------    -----------     -----------
  End of year............   $156,624,748    $145,407,497    $40,889,132     $12,691,218
                            ============    ============    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           AMERICAN FUNDS                 FIDELITY VIP
                            GLOBAL SMALL   FIDELITY VIP   EQUITY-INCOME     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER      FUND           CONTRAFUND        OVERSEAS         MID CAP
                                FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  -------------  -------------  ------------------  ------------  ------------------
OPERATIONS:
  Net investment
   income................   $   166,970     $   81,492     $   657,414       $ --             $   21,700        $--
  Capital gains income...       --               1,045       1,444,688         --                 16,983        --
  Net realized gain
   (loss) on security
   transactions..........         3,670          2,364          17,690                1         (291,717)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,069,126         20,074         368,101           97,056          794,077          26,116
                            -----------     ----------     -----------       ----------       ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,239,766        104,975       2,487,893           97,057          541,043          26,116
                            -----------     ----------     -----------       ----------       ----------        --------
UNIT TRANSACTIONS:
  Purchases..............     3,234,690            303       6,240,493          101,697              578         105,882
  Net transfers..........     4,950,447       (167,621)      2,835,435        2,639,025         (434,751)        810,087
  Surrenders for benefit
   payments and fees.....      (819,992)      (139,135)     (2,275,633)         (20,394)        (205,574)            (20)
  Net loan activity......         1,777        (38,756)       (844,743)           7,073          (35,683)           (286)
  Cost of insurance......    (1,854,692)      (261,993)     (4,192,125)         (26,013)        (160,416)        (10,839)
                            -----------     ----------     -----------       ----------       ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,512,230       (607,202)      1,763,427        2,701,388         (835,846)        904,824
                            -----------     ----------     -----------       ----------       ----------        --------
  Net increase (decrease)
   in net assets.........     9,751,996       (502,227)      4,251,320        2,798,445         (294,803)        930,940
NET ASSETS:
  Beginning of year......    13,755,859      3,242,068      40,517,055         --              3,562,337        --
                            -----------     ----------     -----------       ----------       ----------        --------
  End of year............   $23,507,855     $2,739,841     $44,768,375       $2,798,445       $3,267,534        $930,940
                            ===========     ==========     ===========       ==========       ==========        ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              FRANKLIN      MUTUAL SHARES                      HARTFORD TOTAL
                           SMALL CAP VALUE   SECURITIES    HARTFORD ADVISERS  RETURN BOND HLS
                           SECURITIES FUND      FUND           HLS FUND             FUND
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ---------------  -------------  -----------------  ----------------
OPERATIONS:
  Net investment
   income................    $   108,078     $   112,503     $  3,274,649       $ 6,889,162
  Capital gains income...         87,424          42,176        5,893,154           664,060
  Net realized gain
   (loss) on security
   transactions..........        (10,363)            147           85,813            (3,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,180,293       1,412,625       (2,266,608)       (5,387,749)
                             -----------     -----------     ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,365,432       1,567,451        6,987,008         2,161,490
                             -----------     -----------     ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............      3,443,008       3,321,939       17,286,664        15,914,739
  Net transfers..........      6,980,169       9,306,673       (5,119,663)       11,056,166
  Surrenders for benefit
   payments and fees.....       (592,122)       (407,029)      (4,318,449)       (6,102,714)
  Net loan activity......        (97,016)        (52,703)        (827,570)         (161,477)
  Cost of insurance......     (1,684,772)     (1,477,528)     (12,171,256)       (9,971,445)
                             -----------     -----------     ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,049,267      10,691,352       (5,150,274)       10,735,269
                             -----------     -----------     ------------       -----------
  Net increase (decrease)
   in net assets.........      9,414,699      12,258,803        1,836,734        12,896,759
NET ASSETS:
  Beginning of year......     10,362,130       7,929,434      101,174,960        84,255,497
                             -----------     -----------     ------------       -----------
  End of year............    $19,776,829     $20,188,237     $103,011,694       $97,152,256
                             ===========     ===========     ============       ===========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                                                     HARTFORD
                           HARTFORD CAPITAL  HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                           APPRECIATION HLS   AND GROWTH HLS     ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS      EQUITY
                                 FUND              FUND              FUND             FUND             FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  ---------------  ---------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  2,051,547       $ 1,722,715       $   56,185       $   12,640       $    4,174     $   199,444
  Capital gains income...      31,290,451         3,957,616          --               --               --              --
  Net realized gain
   (loss) on security
   transactions..........           9,528            25,582           34,962           64,530           18,852          48,575
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (1,327,084)         (400,438)         (47,670)         (55,026)         128,142         856,530
                             ------------       -----------       ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      32,024,442         5,305,475           43,477           22,144          151,168       1,104,549
                             ------------       -----------       ----------       ----------       ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      33,247,632        14,416,227              346               74          --            2,954,898
  Net transfers..........       4,348,097         5,776,588          (27,760)        (160,063)         (28,249)       (103,327)
  Surrenders for benefit
   payments and fees.....      (9,595,959)       (3,737,100)         (52,739)         (35,170)         (27,442)       (838,282)
  Net loan activity......      (1,906,210)         (401,381)         (13,207)         (17,842)          (4,236)       (157,842)
  Cost of insurance......     (22,336,405)       (8,927,623)        (147,442)        (130,906)        (120,729)     (1,981,685)
                             ------------       -----------       ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,757,155         7,126,711         (240,802)        (343,907)        (180,656)       (126,238)
                             ------------       -----------       ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets.........      35,781,597        12,432,186         (197,325)        (321,763)         (29,488)        978,311
NET ASSETS:
  Beginning of year......     201,360,990        82,985,533        1,722,434        1,925,809        1,569,186      16,208,064
                             ------------       -----------       ----------       ----------       ----------     -----------
  End of year............    $237,142,587       $95,417,719       $1,525,109       $1,604,046       $1,539,698     $17,186,375
                             ============       ===========       ==========       ==========       ==========     ===========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              HARTFORD       HARTFORD
                           HARTFORD GROWTH                  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD INDEX  SMALL COMPANY  OPPORTUNITIES
                              HLS FUND         HLS FUND       HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  -------------  -------------
OPERATIONS:
  Net investment
   income................    $    26,333     $ 1,262,820     $  195,451     $   --
  Capital gains income...        824,778       2,052,419        869,401         --
  Net realized gain
   (loss) on security
   transactions..........          3,114         170,807         30,628           3,048
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,014,282        (577,036)       107,769       3,970,292
                             -----------     -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,868,507       2,909,010      1,203,249       3,973,340
                             -----------     -----------     ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      2,658,285      10,253,059      1,531,102       4,939,200
  Net transfers..........      5,217,620         513,318      2,033,145       3,286,599
  Surrenders for benefit
   payments and fees.....       (364,871)     (5,541,668)       (99,515)     (1,633,606)
  Net loan activity......        (99,046)       (586,569)      (159,314)        (17,796)
  Cost of insurance......     (1,383,034)     (7,671,510)      (796,816)     (2,828,047)
                             -----------     -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,028,954      (3,033,370)     2,508,602       3,746,350
                             -----------     -----------     ----------     -----------
  Net increase (decrease)
   in net assets.........      7,897,461        (124,360)     3,711,851       7,719,690
NET ASSETS:
  Beginning of year......      5,938,165      67,403,085      4,801,134      24,765,291
                             -----------     -----------     ----------     -----------
  End of year............    $13,835,626     $67,278,725     $8,512,985     $32,484,981
                             ===========     ===========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                            HARTFORD                                           HARTFORD          HARTFORD
                             MIDCAP     HARTFORD MIDCAP  HARTFORD MONEY   MORTGAGE SECURITIES  SMALL COMPANY     HARTFORD
                            HLS FUND    VALUE HLS FUND   MARKET HLS FUND       HLS FUND          HLS FUND     STOCK HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  ---------------  -------------------  -------------  --------------
OPERATIONS:
  Net investment
   income................  $   324,649    $    80,114     $   2,407,329       $   546,259       $   --         $  1,891,382
  Capital gains income...   11,873,892      1,222,528          --               --                  --             --
  Net realized gain
   (loss) on security
   transactions..........      907,757        112,730          --                   3,963           933,863         161,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (403,968)      (147,671)         --                (235,373)        6,622,305       7,123,440
                           -----------    -----------     -------------       -----------       -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   12,702,330      1,267,701         2,407,329           314,849         7,556,168       9,175,895
                           -----------    -----------     -------------       -----------       -----------    ------------
UNIT TRANSACTIONS:
  Purchases..............   10,154,682      2,806,161       183,924,746         2,570,663         5,447,991      16,303,703
  Net transfers..........   (3,889,787)      (970,012)     (160,169,751)         (220,551)       (4,167,146)     (2,807,299)
  Surrenders for benefit
   payments and fees.....   (3,493,039)      (294,288)       (9,702,974)         (735,752)       (2,086,431)     (5,612,467)
  Net loan activity......     (919,612)        (7,276)       (1,806,705)          (53,473)         (164,256)     (1,228,653)
  Cost of insurance......   (7,958,998)    (1,522,307)      (15,202,449)       (1,590,792)       (3,904,440)    (11,086,420)
                           -----------    -----------     -------------       -----------       -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (6,106,754)        12,278        (2,957,133)          (29,905)       (4,874,282)     (4,431,136)
                           -----------    -----------     -------------       -----------       -----------    ------------
  Net increase (decrease)
   in net assets.........    6,595,576      1,279,979          (549,804)          284,944         2,681,886       4,744,759
NET ASSETS:
  Beginning of year......   80,060,035     13,786,071        84,789,235        13,439,890        40,710,878     100,357,820
                           -----------    -----------     -------------       -----------       -----------    ------------
  End of year............  $86,655,611    $15,066,050     $  84,239,431       $13,724,834       $43,392,764    $105,102,579
                           ===========    ===========     =============       ===========       ===========    ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                HARTFORD           LORD ABBETT        LORD ABBETT
                           VALUE OPPORTUNITIES   AMERICA'S VALUE       GROWTH AND       MFS INVESTORS
                                HLS FUND            PORTFOLIO       INCOME PORTFOLIO     TRUST SERIES
                               SUB-ACCOUNT       SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -------------------  ------------------  ----------------  ------------------
OPERATIONS:
  Net investment
   income................      $   155,148           $  8,636           $  1,891           -$-
  Capital gains income...          221,428              3,638             11,553           --
  Net realized gain
   (loss) on security
   transactions..........          (31,094)          --                  --                     49
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          512,864            (11,042)           (12,599)              (23)
                               -----------           --------           --------            ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          858,346              1,232                845                26
                               -----------           --------           --------            ------
UNIT TRANSACTIONS:
  Purchases..............        2,223,710            121,686             16,168               762
  Net transfers..........        3,961,760            378,022            265,699             6,769
  Surrenders for benefit
   payments and fees.....         (808,955)                15                 14               (48)
  Net loan activity......          (21,717)            (1,489)           --                --
  Cost of insurance......       (1,099,271)            (6,628)            (2,815)             (429)
                               -----------           --------           --------            ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        4,255,527            491,606            279,066             7,054
                               -----------           --------           --------            ------
  Net increase (decrease)
   in net assets.........        5,113,873            492,838            279,911             7,080
NET ASSETS:
  Beginning of year......        7,496,218           --                  --                --
                               -----------           --------           --------            ------
  End of year............      $12,610,091           $492,838           $279,911            $7,080
                               ===========           ========           ========            ======

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                               OPPENHEIMER
                                                                 CAPITAL           OPPENHEIMER                        PUTNAM VT
                               MFS NEW         MFS TOTAL       APPRECIATION     GLOBAL SECURITIES    OPPENHEIMER     DIVERSIFIED
                           DISCOVERY SERIES  RETURN SERIES         FUND               FUND         MAIN STREET FUND  INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           ----------------  -------------  ------------------  -----------------  ----------------  -----------
OPERATIONS:
  Net investment
   income................     $ --            $   217,172        $--                $--                $--           $  130,465
  Capital gains income...       --                425,764        --                  --                --                --
  Net realized gain
   (loss) on security
   transactions..........            206           (1,068)              1            --                --                 8,033
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        126,993         (168,711)         (1,522)            19,639              (213)         (83,526)
                              ----------      -----------        --------           --------           -------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        127,199          473,157          (1,521)            19,639              (213)          54,972
                              ----------      -----------        --------           --------           -------       ----------
UNIT TRANSACTIONS:
  Purchases..............        500,734        2,815,703          24,796             24,313               373            2,481
  Net transfers..........        463,411       10,468,108         131,160            630,541            31,399          (55,273)
  Surrenders for benefit
   payments and fees.....        (38,250)        (153,019)             (2)                 5                (1)         (77,783)
  Net loan activity......        (13,623)        (164,478)       --                      157           --               (28,170)
  Cost of insurance......       (238,340)      (1,540,702)         (1,142)            (9,777)           (1,105)        (144,437)
                              ----------      -----------        --------           --------           -------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        673,932       11,425,612         154,812            645,239            30,666         (303,182)
                              ----------      -----------        --------           --------           -------       ----------
  Net increase (decrease)
   in net assets.........        801,131       11,898,769         153,291            664,878            30,453         (248,210)
NET ASSETS:
  Beginning of year......      1,513,076        8,092,748        --                  --                --             1,812,684
                              ----------      -----------        --------           --------           -------       ----------
  End of year............     $2,314,207      $19,991,517        $153,291           $664,878           $30,453       $1,564,474
                              ==========      ===========        ========           ========           =======       ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              PUTNAM VT                           PUTNAM VT        PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT         GROWTH AND    HEALTH SCIENCES
                           ALLOCATION FUND  GLOBAL EQUITY FUND   INCOME FUND         FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ------------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................    $   15,498         $   84,701       $   470,886      $   11,898
  Capital gains income...       --                --                 --              --
  Net realized gain
   (loss) on security
   transactions..........       (67,784)          (307,239)          148,033        (110,897)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       123,605          1,010,244           743,228         577,671
                             ----------         ----------       -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        71,319            787,706         1,362,147         478,672
                             ----------         ----------       -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............           423          1,148,788         3,385,936           5,648
  Net transfers..........       (62,280)           285,892        (1,369,771)       (171,369)
  Surrenders for benefit
   payments and fees.....      (118,680)          (457,253)       (1,675,870)       (185,542)
  Net loan activity......        (6,839)           (37,401)         (163,436)        (51,776)
  Cost of insurance......       (96,413)          (841,221)       (2,724,874)       (385,744)
                             ----------         ----------       -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (283,789)            98,805        (2,548,015)       (788,783)
                             ----------         ----------       -----------      ----------
  Net increase (decrease)
   in net assets.........      (212,470)           886,511        (1,185,868)       (310,111)
NET ASSETS:
  Beginning of year......     1,190,136          8,364,356        27,492,992       4,030,492
                             ----------         ----------       -----------      ----------
  End of year............    $  977,666         $9,250,867       $26,307,124      $3,720,381
                             ==========         ==========       ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                                         PUTNAM VT
                                                           PUTNAM VT                   INTERNATIONAL
                             PUTNAM VT                   INTERNATIONAL    PUTNAM VT         NEW        PUTNAM VT    PUTNAM VT
                            HIGH YIELD      PUTNAM VT     GROWTH AND    INTERNATIONAL  OPPORTUNITIES   INVESTORS   MONEY MARKET
                               FUND        INCOME FUND    INCOME FUND    EQUITY FUND       FUND          FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -----------  ------------
OPERATIONS:
  Net investment
   income................   $ 1,350,059    $   443,577     $   22,531    $   441,273    $   12,675    $   40,229    $   28,043
  Capital gains income...       --             144,497        --             --            --             --           --
  Net realized gain
   (loss) on security
   transactions..........       109,013          8,379        (13,239)       897,960      (238,194)     (329,623)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (875,257)      (247,100)       269,402      1,822,447       464,438       539,842       --
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       583,815        349,353        278,694      3,161,680       238,919       250,448        28,043
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     2,884,312      2,263,424        (19,205)     3,853,509         2,669         4,603       --
  Net transfers..........       240,715      1,877,174        (71,043)    (1,249,742)     (108,110)     (263,742)     (152,824)
  Surrenders for benefit
   payments and fees.....      (611,988)      (766,663)      (118,344)    (1,457,129)      (45,367)     (196,148)      (48,609)
  Net loan activity......      (175,593)       (84,402)         1,985       (197,796)      (43,871)      (69,788)       (5,462)
  Cost of insurance......    (1,788,836)    (1,374,022)      (167,316)    (2,719,752)     (136,291)     (260,898)      (98,364)
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       548,610      1,915,511       (373,923)    (1,770,910)     (330,970)     (785,973)     (305,259)
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
  Net increase (decrease)
   in net assets.........     1,132,425      2,264,864        (95,229)     1,390,770       (92,051)     (535,525)     (277,216)
NET ASSETS:
  Beginning of year......    16,505,867     12,871,878      2,265,683     27,267,233     1,491,120     3,379,917     1,117,009
                            -----------    -----------     ----------    -----------    ----------    ----------    ----------
  End of year............   $17,638,292    $15,136,742     $2,170,454    $28,658,003    $1,399,069    $2,844,392    $  839,793
                            ===========    ===========     ==========    ===========    ==========    ==========    ==========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                               PUTNAM VT                        PUTNAM VT         PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT     OTC & EMERGING      SMALL CAP
                                 FUND         NEW VALUE FUND   GROWTH FUND        VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           -----------------  --------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................     $    57,032       $   49,032      $  --              $--
  Capital gains income...        --                --              --              --
  Net realized gain
   (loss) on security
   transactions..........        (189,200)         148,765        (938,627)              (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,696,239           58,629       1,047,509              496
                              -----------       ----------      ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,564,071          256,426         108,882              495
                              -----------       ----------      ----------         --------
UNIT TRANSACTIONS:
  Purchases..............       2,372,719              227           2,935            3,764
  Net transfers..........      (1,170,993)        (239,975)        (92,454)         115,159
  Surrenders for benefit
   payments and fees.....      (1,033,634)         (65,853)        (75,303)              (8)
  Net loan activity......        (140,114)         (62,066)        (22,035)        --
  Cost of insurance......      (1,627,650)        (393,728)       (156,232)            (841)
                              -----------       ----------      ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,599,672)        (761,395)       (343,089)         118,074
                              -----------       ----------      ----------         --------
  Net increase (decrease)
   in net assets.........         (35,601)        (504,969)       (234,207)         118,569
NET ASSETS:
  Beginning of year......      16,630,365        4,890,177       1,673,111         --
                              -----------       ----------      ----------         --------
  End of year............     $16,594,764       $4,385,208      $1,438,904         $118,569
                              ===========       ==========      ==========         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                            PUTNAM VT    PUTNAM VT                                PUTNAM VT                       VAN KAMPEN
                           THE GEORGE    UTILITIES                                 CAPITAL       PUTNAM VT     LIFE INVESTMENT
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT    OPPORTUNITIES  EQUITY INCOME    TRUST COMSTOCK
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND      FUND           FUND           PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -----------  -----------  -----------  ------------  -------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $   84,346   $   47,813   $   --       $   290,230    $  --          $   33,500         $--
  Capital gains income...      --           --           --           --              4,830         46,189         --
  Net realized gain
   (loss) on security
   transactions..........      72,565      (44,979)    (408,323)     (431,294)        4,656         21,414         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (19,823)     189,513      626,373     1,840,602       172,619        133,878            2,917
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     137,088      192,347      218,050     1,699,538       182,105        234,981            2,917
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
UNIT TRANSACTIONS:
  Purchases..............       1,343        1,849        2,617     4,922,786       340,054        656,029           65,198
  Net transfers..........    (468,365)    (116,149)     (92,869)   (2,930,157)    1,121,492      1,277,941          837,545
  Surrenders for benefit
   payments and fees.....    (207,981)     (30,921)    (111,423)   (1,864,241)      (44,836)       (96,758)              10
  Net loan activity......     (12,960)     (12,693)    (131,267)     (362,120)       (6,311)       (39,053)        --
  Cost of insurance......    (315,937)    (178,350)    (178,289)   (3,390,759)     (216,773)      (357,333)         (10,614)
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........  (1,003,900)    (336,264)    (511,231)   (3,624,491)    1,193,626      1,440,826          892,139
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  Net increase (decrease)
   in net assets.........    (866,812)    (143,917)    (293,181)   (1,924,953)    1,375,731      1,675,807          895,056
NET ASSETS:
  Beginning of year......   4,039,629    2,274,779    2,095,503    34,104,001       964,247      2,736,390         --
                           ----------   ----------   ----------   -----------    ----------     ----------         --------
  End of year............  $3,172,817   $2,130,862   $1,802,322   $32,179,048    $2,339,978     $4,412,197         $895,056
                           ==========   ==========   ==========   ===========    ==========     ==========         ========

(a)  From inception, October 3, 2005 to December 31, 2005.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         AMERICAN FUNDS
                             AIM V.I.       AIM V.I.         ASSET
                           MID CAP CORE  PREMIER EQUITY    ALLOCATION
                           EQUITY FUND        FUND            FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $    8,202     $   3,451      $   386,038
  Capital gains income...      242,076       --               --
  Net realized gain
   (loss) on security
   transactions..........       (3,447)        1,258             (953)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      226,616        39,094        1,043,738
                            ----------     ---------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      473,447        43,803        1,428,823
                            ----------     ---------      -----------
UNIT TRANSACTIONS:
  Purchases..............      912,374       228,995        5,148,254
  Net transfers..........    4,066,883       377,121       11,347,599
  Surrenders for benefit
   payments and fees.....       (3,850)       (2,599)        (119,601)
  Net loan activity......      (18,195)        3,566          (23,331)
  Cost of insurance......     (426,042)     (104,208)      (1,675,892)
                            ----------     ---------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    4,531,170       502,875       14,677,029
                            ----------     ---------      -----------
  Net increase (decrease)
   in net assets.........    5,004,617       546,678       16,105,852
NET ASSETS:
  Beginning of year......    1,006,216       211,262        6,624,797
                            ----------     ---------      -----------
  End of year............   $6,010,833     $ 757,940      $22,730,649
                            ==========     =========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                           AMERICAN FUNDS
                             BLUE CHIP                     AMERICAN FUNDS                  AMERICAN FUNDS
                             INCOME AND    AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                            GROWTH FUND      BOND FUND          FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $    58,172     $   226,294     $    86,162     $    165,113    $    911,214
  Capital gains income...       --              --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........           160            (156)         (1,288)          (1,433)           (597)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,004,544         243,760       2,795,158       10,813,367       8,937,654
                            -----------     -----------     -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,062,876         469,898       2,880,032       10,977,047       9,848,271
                            -----------     -----------     -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     3,284,180       2,858,447       4,856,878       20,342,134      22,047,770
  Net transfers..........     7,625,544       9,561,187       6,271,695       24,434,074      20,558,294
  Surrenders for benefit
   payments and fees.....      (177,560)        (13,722)       (420,059)      (1,536,029)     (1,755,931)
  Net loan activity......       (35,425)        (20,745)        (50,126)        (934,585)       (766,611)
  Cost of insurance......    (1,109,660)       (915,674)     (2,317,514)     (10,184,207)    (10,798,262)
                            -----------     -----------     -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     9,587,079      11,469,493       8,340,874       32,121,387      29,285,260
                            -----------     -----------     -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........    10,649,955      11,939,391      11,220,906       43,098,434      39,133,531
NET ASSETS:
  Beginning of year......     3,678,104       3,095,291      14,754,131       63,863,776      74,377,074
                            -----------     -----------     -----------     ------------    ------------
  End of year............   $14,328,059     $15,034,682     $25,975,037     $106,962,210    $113,510,605
                            ===========     ===========     ===========     ============    ============

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           AMERICAN FUNDS
                           AMERICAN FUNDS  AMERICAN FUNDS   GLOBAL SMALL
                           INTERNATIONAL     NEW WORLD     CAPITALIZATION
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $   213,360      $   51,480     $   --
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........           (11)           (814)          3,836
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,242,399         533,077       2,110,774
                            -----------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,455,748         583,743       2,114,610
                            -----------      ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     3,103,757         713,516       2,250,334
  Net transfers..........    10,615,731       1,994,010       3,392,533
  Surrenders for benefit
   payments and fees.....      (182,874)        (19,207)       (110,624)
  Net loan activity......        (9,651)        (17,166)       (134,194)
  Cost of insurance......    (1,250,430)       (309,189)     (1,182,994)
                            -----------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,276,533       2,361,964       4,215,055
                            -----------      ----------     -----------
  Net increase (decrease)
   in net assets.........    14,732,281       2,945,707       6,329,665
NET ASSETS:
  Beginning of year......     5,179,126       1,522,967       7,426,194
                            -----------      ----------     -----------
  End of year............   $19,911,407      $4,468,674     $13,755,859
                            ===========      ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP  FRANKLIN SMALL
                           ASSET MANAGER  EQUITY-INCOME    OVERSEAS       CAP VALUE      MUTUAL SHARES
                             PORTFOLIO      PORTFOLIO     PORTFOLIO    SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  ------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $   107,349    $   510,110   $    52,313     $     9,028      $   38,177
  Capital gains income...       --             121,860       --             --               --
  Net realized gain
   (loss) on security
   transactions..........        30,410          5,297      (415,514)         (2,315)            (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        46,146      3,395,295       847,791       1,418,587         664,052
                            -----------    -----------   -----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       183,905      4,032,562       484,590       1,425,300         702,176
                            -----------    -----------   -----------     -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............         1,052      5,981,700        12,015       1,583,207       1,361,818
  Net transfers..........      (562,803)     3,365,090      (616,241)      6,382,979       4,409,457
  Surrenders for benefit
   payments and fees.....      (120,624)    (1,315,195)     (656,617)       (179,625)       (118,908)
  Net loan activity......       (47,833)      (342,839)     (118,898)        (50,785)        (21,730)
  Cost of insurance......      (367,521)    (3,713,276)     (237,934)       (667,191)       (598,554)
                            -----------    -----------   -----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,097,729)     3,975,480    (1,617,675)      7,068,585       5,032,083
                            -----------    -----------   -----------     -----------      ----------
  Net increase (decrease)
   in net assets.........      (913,824)     8,008,042    (1,133,085)      8,493,885       5,734,259
NET ASSETS:
  Beginning of year......     4,155,892     32,509,013     4,695,422       1,868,245       2,195,175
                            -----------    -----------   -----------     -----------      ----------
  End of year............   $ 3,242,068    $40,517,055   $ 3,562,337     $10,362,130      $7,929,434
                            ===========    ===========   ===========     ===========      ==========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              HARTFORD                    HARTFORD CAPITAL
                            ADVISERS HLS   HARTFORD BOND    APPRECIATION
                                FUND         HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................   $  2,029,725    $ 3,646,688     $    614,999
  Capital gains income...       --            2,010,616         --
  Net realized gain
   (loss) on security
   transactions..........         (8,318)        27,174         (265,094)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,573,736     (2,076,005)      30,948,641
                            ------------    -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,595,143      3,608,473       31,298,546
                            ------------    -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............     19,148,666     15,269,982       30,007,139
  Net transfers..........      4,500,049      4,126,580       18,531,112
  Surrenders for benefit
   payments and fees.....     (3,444,085)    (2,737,105)      (8,477,998)
  Net loan activity......     (2,223,669)      (940,880)      (3,187,917)
  Cost of insurance......    (12,037,919)    (9,171,917)     (18,898,003)
                            ------------    -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,943,042      6,546,660       17,974,333
                            ------------    -----------     ------------
  Net increase (decrease)
   in net assets.........      9,538,185     10,155,133       49,272,879
NET ASSETS:
  Beginning of year......     91,636,775     74,100,364      152,088,111
                            ------------    -----------     ------------
  End of year............   $101,174,960    $84,255,497     $201,360,990
                            ============    ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                             HARTFORD                                                         HARTFORD
                           DIVIDEND AND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                            GROWTH HLS      ADVISERS        LEADERS HLS    TECHNOLOGY HLS      EQUITY
                               FUND         HLS FUND           FUND             FUND          HLS FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ---------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................  $ 1,047,365     $      328       $    9,861       $  --          $   168,433
  Capital gains income...      --             --               --               --              --
  Net realized gain
   (loss) on security
   transactions..........       16,082         88,266           81,422           32,667           2,274
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    7,879,649        135,247          248,563          (16,517)      1,071,144
                           -----------     ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    8,943,096        223,841          339,846           16,150       1,241,851
                           -----------     ----------       ----------       ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............   13,200,495          2,038              190          --            2,903,282
  Net transfers..........    5,175,595       (198,722)        (198,311)         (89,685)         58,285
  Surrenders for benefit
   payments and fees.....   (3,231,388)      (146,511)         (11,917)          (4,566)       (400,688)
  Net loan activity......   (1,303,554)       (16,891)         (33,582)          (6,962)        (36,277)
  Cost of insurance......   (7,714,188)      (193,186)        (173,148)        (145,199)     (1,852,628)
                           -----------     ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,126,960       (553,272)        (416,768)        (246,412)        671,974
                           -----------     ----------       ----------       ----------     -----------
  Net increase (decrease)
   in net assets.........   15,070,056       (329,431)         (76,922)        (230,262)      1,913,825
NET ASSETS:
  Beginning of year......   67,915,477      2,051,865        2,002,731        1,799,448      14,294,239
                           -----------     ----------       ----------       ----------     -----------
  End of year............  $82,985,533     $1,722,434       $1,925,809       $1,569,186     $16,208,064
                           ===========     ==========       ==========       ==========     ===========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              HARTFORD
                           HARTFORD GROWTH                  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD INDEX  SMALL COMPANY
                              HLS FUND         HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  -------------
OPERATIONS:
  Net investment
   income................    $  --           $   809,901     $  --
  Capital gains income...       --               218,097         39,374
  Net realized gain
   (loss) on security
   transactions..........        (7,799)         246,879         (6,192)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       694,821        5,157,802        468,023
                             ----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       687,022        6,432,679        501,205
                             ----------      -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     1,310,286       11,319,464        765,469
  Net transfers..........     2,604,173         (696,452)     3,132,463
  Surrenders for benefit
   payments and fees.....      (117,749)      (5,657,253)        (2,850)
  Net loan activity......       (31,151)        (257,494)       (53,021)
  Cost of insurance......      (596,104)      (7,874,070)      (325,479)
                             ----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,169,455       (3,165,805)     3,516,582
                             ----------      -----------     ----------
  Net increase (decrease)
   in net assets.........     3,856,477        3,266,874      4,017,787
NET ASSETS:
  Beginning of year......     2,081,688       64,136,211        783,347
                             ----------      -----------     ----------
  End of year............    $5,938,165      $67,403,085     $4,801,134
                             ==========      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                             HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD      HARTFORD     HARTFORD MORTGAGE
                           OPPORTUNITIES    MIDCAP     MIDCAP VALUE  MONEY MARKET      SECURITIES
                             HLS FUND      HLS FUND      HLS FUND      HLS FUND         HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------  ------------  -------------  -----------------
OPERATIONS:
  Net investment
   income................   $   159,630   $   192,951  $     9,368   $     832,798     $   575,381
  Capital gains income...       --            --           108,978        --                21,195
  Net realized gain
   (loss) on security
   transactions..........           407       (67,710)       8,235        --                (4,299)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,532,810    11,037,699    1,509,439        --               (92,930)
                            -----------   -----------  -----------   -------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,692,847    11,162,940    1,636,020         832,798         499,347
                            -----------   -----------  -----------   -------------     -----------
UNIT TRANSACTIONS:
  Purchases..............     4,316,163    12,229,287    2,727,236     187,500,553       2,710,151
  Net transfers..........     1,324,157       400,568    7,635,651    (171,769,974)        669,558
  Surrenders for benefit
   payments and fees.....    (1,414,760)   (2,516,656)     (73,606)    (12,700,680)       (540,529)
  Net loan activity......       100,996    (1,082,633)     (39,553)      2,073,911         (54,645)
  Cost of insurance......    (2,241,429)   (7,906,087)  (1,036,965)    (15,752,965)     (1,530,161)
                            -----------   -----------  -----------   -------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,085,127     1,124,479    9,212,763     (10,649,155)      1,254,374
                            -----------   -----------  -----------   -------------     -----------
  Net increase (decrease)
   in net assets.........     5,777,974    12,287,419   10,848,783      (9,816,357)      1,753,721
NET ASSETS:
  Beginning of year......    18,987,317    67,772,616    2,937,288      94,605,592      11,686,169
                            -----------   -----------  -----------   -------------     -----------
  End of year............   $24,765,291   $80,060,035  $13,786,071   $  84,789,235     $13,439,890
                            ===========   ===========  ===========   =============     ===========

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                     HARTFORD VALUE
                           SMALL COMPANY  HARTFORD STOCK  OPPORTUNITIES
                             HLS FUND        HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $   --         $  1,064,372     $   11,352
  Capital gains income...       --             --              --
  Net realized gain
   (loss) on security
   transactions..........       (85,266)        (40,522)           673
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,404,696       2,925,469        922,103
                            -----------    ------------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,319,430       3,949,319        934,128
                            -----------    ------------     ----------
UNIT TRANSACTIONS:
  Purchases..............     6,631,958      18,030,458        872,246
  Net transfers..........       (66,071)       (255,064)     5,321,391
  Surrenders for benefit
   payments and fees.....    (1,832,810)     (5,114,008)       (89,176)
  Net loan activity......      (556,138)     (1,733,497)       (38,491)
  Cost of insurance......    (4,127,411)    (11,029,287)      (421,715)
                            -----------    ------------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        49,528        (101,398)     5,644,255
                            -----------    ------------     ----------
  Net increase (decrease)
   in net assets.........     4,368,958       3,847,921      6,578,383
NET ASSETS:
  Beginning of year......    36,341,920      96,509,899        917,835
                            -----------    ------------     ----------
  End of year............   $40,710,878    $100,357,820     $7,496,218
                            ===========    ============     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                                             PUTNAM VT      PUTNAM VT       PUTNAM VT
                               MFS NEW         MFS TOTAL    DIVERSIFIED   GLOBAL ASSET    GLOBAL EQUITY
                           DISCOVERY SERIES  RETURN SERIES  INCOME FUND  ALLOCATION FUND      FUND
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  -------------  -----------  ---------------  -------------
OPERATIONS:
  Net investment
   income................     $ --            $   65,130    $  188,655     $   45,169      $   185,217
  Capital gains income...       --               --             --            --               --
  Net realized gain
   (loss) on security
   transactions..........           (616)           (421)       38,837       (153,604)        (117,400)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        105,485         583,978       (47,911)       219,779        1,011,460
                              ----------      ----------    ----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        104,869         648,687       179,581        111,344        1,079,277
                              ----------      ----------    ----------     ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        335,377       1,409,008         5,050            425        1,320,150
  Net transfers..........        737,434       4,294,920      (443,918)      (251,129)        (974,736)
  Surrenders for benefit
   payments and fees.....           (513)        (51,007)     (103,903)       (47,304)        (923,631)
  Net loan activity......         (9,341)         22,303       (41,035)        (7,983)         (82,319)
  Cost of insurance......       (130,871)       (575,938)     (210,536)      (134,435)        (871,450)
                              ----------      ----------    ----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        932,086       5,099,286      (794,342)      (440,426)      (1,531,986)
                              ----------      ----------    ----------     ----------      -----------
  Net increase (decrease)
   in net assets.........      1,036,955       5,747,973      (614,761)      (329,082)        (452,709)
NET ASSETS:
  Beginning of year......        476,121       2,344,775     2,427,445      1,519,218        8,817,065
                              ----------      ----------    ----------     ----------      -----------
  End of year............     $1,513,076      $8,092,748    $1,812,684     $1,190,136      $ 8,364,356
                              ==========      ==========    ==========     ==========      ===========

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            PUTNAM VT      PUTNAM VT       PUTNAM VT
                           GROWTH AND   HEALTH SCIENCES   HIGH YIELD
                           INCOME FUND       FUND            FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  -------------
OPERATIONS:
  Net investment
   income................  $   472,939    $   18,001      $ 1,132,003
  Capital gains income...      --            --               --
  Net realized gain
   (loss) on security
   transactions..........      (25,970)     (301,549)          42,650
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,391,507       586,071          386,040
                           -----------    ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,838,476       302,523        1,560,693
                           -----------    ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    4,283,373          (613)       2,469,966
  Net transfers..........   (1,530,964)     (751,452)       1,551,756
  Surrenders for benefit
   payments and fees.....   (1,583,304)     (276,464)        (525,606)
  Net loan activity......     (431,610)      (27,498)        (211,760)
  Cost of insurance......   (2,864,590)     (503,676)      (1,563,589)
                           -----------    ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,127,095)   (1,559,703)       1,720,767
                           -----------    ----------      -----------
  Net increase (decrease)
   in net assets.........      711,381    (1,257,180)       3,281,460
NET ASSETS:
  Beginning of year......   26,781,611     5,287,672       13,224,407
                           -----------    ----------      -----------
  End of year............  $27,492,992    $4,030,492      $16,505,867
                           ===========    ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                            PUTNAM VT
                                          INTERNATIONAL    PUTNAM VT        PUTNAM VT
                             PUTNAM VT     GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW     PUTNAM VT         PUTNAM VT
                            INCOME FUND    INCOME FUND    EQUITY FUND   OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  -------------  ------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................   $   520,161     $   32,997    $   410,973       $   20,806        $   25,361       $   13,996
  Capital gains income...       --             --             --              --                 --              --
  Net realized gain
   (loss) on security
   transactions..........       (38,492)       (54,889)       599,926         (423,514)         (766,109)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        62,118        449,702      2,852,865          592,274         1,172,135         --
                            -----------     ----------    -----------       ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       543,787        427,810      3,863,764          189,566           431,387           13,996
                            -----------     ----------    -----------       ----------        ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............     2,310,608           (792)     4,599,584           (2,692)           (9,653)        --
  Net transfers..........       210,248       (331,157)    (1,775,295)        (344,568)         (720,555)        (958,301)
  Surrenders for benefit
   payments and fees.....      (518,311)       (41,908)    (1,359,877)         (80,038)         (204,665)        (612,404)
  Net loan activity......      (341,976)        (4,561)      (350,315)          (4,884)          (72,697)          (3,236)
  Cost of insurance......    (1,281,305)      (199,962)    (2,731,811)        (192,546)         (349,128)        (166,001)
                            -----------     ----------    -----------       ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       379,264       (578,380)    (1,617,714)        (624,728)       (1,356,698)      (1,739,942)
                            -----------     ----------    -----------       ----------        ----------       ----------
  Net increase (decrease)
   in net assets.........       923,051       (150,570)     2,246,050         (435,162)         (925,311)      (1,725,946)
NET ASSETS:
  Beginning of year......    11,948,827      2,416,253     25,021,183        1,926,282         4,305,228        2,842,955
                            -----------     ----------    -----------       ----------        ----------       ----------
  End of year............   $12,871,878     $2,265,683    $27,267,233       $1,491,120        $3,379,917       $1,117,009
                            ===========     ==========    ===========       ==========        ==========       ==========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            PUTNAM VT
                               PUTNAM VT       PUTNAM VT      OTC &
                           NEW OPPORTUNITIES   NEW VALUE    EMERGING
                                 FUND            FUND      GROWTH FUND
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $  --           $   53,413   $   --
  Capital gains income...        --               --           --
  Net realized gain
   (loss) on security
   transactions..........         (65,395)        70,038   (1,841,269)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,785,489        582,527    1,986,941
                              -----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,720,094        705,978      145,672
                              -----------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       2,743,392            399      (11,059)
  Net transfers..........        (738,983)      (458,351)    (520,843)
  Surrenders for benefit
   payments and fees.....      (1,349,897)      (165,171)     (95,937)
  Net loan activity......        (364,624)       (28,979)     (21,981)
  Cost of insurance......      (1,743,856)      (505,536)    (226,745)
                              -----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,453,968)    (1,157,638)    (876,565)
                              -----------     ----------   ----------
  Net increase (decrease)
   in net assets.........         266,126       (451,660)    (730,893)
NET ASSETS:
  Beginning of year......      16,364,239      5,341,837    2,404,004
                              -----------     ----------   ----------
  End of year............     $16,630,365     $4,890,177   $1,673,111
                              ===========     ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                             PUTNAM VT      PUTNAM VT                               PUTNAM VT
                             THE GEORGE     UTILITIES                 PUTNAM VT      CAPITAL      PUTNAM VT
                            PUTNAM FUND    GROWTH AND    PUTNAM VT     VOYAGER    OPPORTUNITIES    EQUITY
                           OF BOSTON FUND  INCOME FUND  VISTA FUND      FUND          FUND       INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -----------  -----------  -----------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $   100,315    $   60,119   $   --       $   158,327    $  1,924     $      716
  Capital gains income...       --             --           --           --           32,181         --
  Net realized gain
   (loss) on security
   transactions..........        58,770      (281,526)   (1,100,108)    (699,887)        470           (171)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       191,031       672,610     1,480,880    2,288,310      76,988        203,472
                            -----------    ----------   -----------  -----------    --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       350,116       451,203       380,772    1,746,750     111,563        204,017
                            -----------    ----------   -----------  -----------    --------     ----------
UNIT TRANSACTIONS:
  Purchases..............           (37)       --            (9,615)   6,877,115     158,625        344,073
  Net transfers..........      (756,612)     (382,013)     (664,282)  (4,236,195)    434,854      1,847,580
  Surrenders for benefit
   payments and fees.....       (67,181)     (130,066)     (134,653)  (1,949,229)    (14,034)        (5,081)
  Net loan activity......       (22,865)      (27,599)       (9,165)    (607,068)      2,951         (4,832)
  Cost of insurance......      (441,437)     (206,755)     (254,967)  (3,817,851)    (68,227)      (113,782)
                            -----------    ----------   -----------  -----------    --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,288,132)     (746,433)   (1,072,682)  (3,733,228)    514,169      2,067,958
                            -----------    ----------   -----------  -----------    --------     ----------
  Net increase (decrease)
   in net assets.........      (938,016)     (295,230)     (691,910)  (1,986,478)    625,732      2,271,975
NET ASSETS:
  Beginning of year......     4,977,645     2,570,009     2,787,413   36,090,479     338,515        464,415
                            -----------    ----------   -----------  -----------    --------     ----------
  End of year............   $ 4,039,629    $2,274,779   $ 2,095,503  $34,104,001    $964,247     $2,736,390
                            ===========    ==========   ===========  ===========    ========     ==========

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Alliance Bernstein Small/Mid Cap Value Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Fund, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity, Putnam VT Growth and Income, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Van Kampen Life Investment Trust Comstock Portfolio.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles

_____________________________________ SA-60 ____________________________________
      generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the contract date and on each subsequent monthly activity date, the Company will make deductions at an annual maximum rate of 1.40% from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
-----------                               ------------  ------------
AllianceBernstein VP Small/Mid Cap Value
 Portfolio..............................  $    420,305  $         68
AIM V.I. Capital Appreciation Fund......       693,047         7,307
AIM V.I. Mid Cap Core Equity Fund.......     6,868,589       794,879
AIM V.I. Premier Equity Fund............       516,058       172,092
AIM V.I. Small Cap Equity Fund..........        40,722           116
AIM V.I. Capital Development Fund.......        11,469            35
American Funds Asset Allocation Fund....    20,292,116     1,078,806
American Funds Blue Chip Income and
 Growth Fund............................    10,644,862       543,074
American Funds Bond Fund................    11,696,359     3,658,210
American Funds Global Growth Fund.......     8,800,235     1,398,233
American Funds Growth Fund..............    32,237,898     2,252,721
American Funds Growth-Income Fund.......    30,103,261     3,626,447
American Funds International Fund.......    15,879,553       892,256
American Funds New World Fund...........     7,544,664     1,004,289
American Funds Global Small
 Capitalization Fund....................     6,637,929       958,908
Fidelity VIP Asset Manager Portfolio....        85,631       610,298
Fidelity VIP Equity-Income Fund
 Portfolio..............................     7,445,265     3,579,936
Fidelity VIP Contrafund Portfolio.......     2,701,472            84
Fidelity VIP Overseas Portfolio.........        50,780       847,938
Fidelity VIP Mid Cap Portfolio..........       904,824       --
Franklin Small Cap Value Securities
 Fund...................................     9,836,682     1,592,144
Mutual Shares Securities Fund...........    11,071,629       225,543
Hartford Advisers HLS Fund..............    14,205,496    10,188,426
Hartford Total Return Bond HLS Fund.....    25,318,061     7,029,866
Hartford Capital Appreciation HLS
 Fund...................................    51,296,682    14,205,149
Hartford Dividend and Growth HLS Fund...    18,913,977     6,106,793
Hartford Global Advisers HLS Fund.......        56,184       240,816
Hartford Global Leaders HLS Fund........        15,472       346,743
Hartford Global Technology HLS Fund.....        11,088       187,562
Hartford Disciplined Equity HLS Fund....     2,379,082     2,305,756
Hartford Growth Opportunities HLS
 Fund...................................     7,733,524       853,387
Hartford Index HLS Fund.................     9,420,831     9,139,004
Hartford International Small Company HLS
 Fund...................................     5,129,565     1,556,120
Hartford International Opportunities HLS
 Fund...................................     5,886,706     2,140,424
Hartford MidCap HLS Fund................    16,294,663    10,210,818
Hartford MidCap Value HLS Fund..........     4,962,628     3,647,920
Hartford Money Market HLS Fund..........    65,921,709    66,473,586
Hartford Mortgage Securities HLS Fund...     2,569,833     2,053,474
Hartford Small Company HLS Fund.........     3,080,377     7,954,526
Hartford Stock HLS Fund.................     7,657,441    10,203,979
Hartford Value Opportunities HLS Fund...     7,950,860     3,318,774
Lord Abbett America's Value Portfolio...       504,043           163
Lord Abbett Growth and Income
 Portfolio..............................       292,579            69
MFS Investors Trust Series..............         9,941         2,887
MFS New Discovery Series................       919,220       245,233
MFS Total Return Series.................    12,472,513       403,874

_____________________________________ SA-62 ____________________________________

Oppenheimer Capital Appreciation Fund...  $    155,061  $        249
Oppenheimer Global Securities Fund......       646,074           835
Oppenheimer Main StreetFund.............        31,492           826
Putnam VT Diversified Income Fund.......       130,465       303,182
Putnam VT Global Asset Allocation
 Fund...................................        15,499       283,791
Putnam VT Global Equity Fund............     3,691,379     3,507,944
Putnam VT Growth and Income Fund........     1,857,041     3,934,200
Putnam VT Health Sciences Fund..........        27,486       804,391
Putnam VT High Yield Fund...............     8,792,489     6,893,828
Putnam VT Income Fund...................     4,614,758     2,111,176
Putnam VT International Growth and
 Income Fund............................        23,994       375,388
Putnam VT International Equity Fund.....     2,904,455     4,234,225
Putnam VT International New
 Opportunities Fund.....................        12,771       331,107
Putnam VT Investors Fund................        41,445       787,256
Putnam VT Money Market Fund.............        28,043       305,291
Putnam VT New Opportunities Fund........     1,029,776     2,572,788
Putnam VT New Value Fund................        49,032       761,402
Putnam VT OTC & Emerging Growth Fund....       --            343,093
Putnam VT Small Cap Value Fund..........       118,228           154
Putnam VT The George Putnam Fund of
 Boston.................................        84,835     1,004,411
Putnam VT Utilities Growth and Income
 Fund...................................        47,813       336,286
Putnam VT Vista Fund....................            68       511,307
Putnam VT Voyager Fund..................     2,346,128     5,680,695
Putnam VT Capital Opportunities Fund....     1,612,840       413,933
Putnam VT Equity Income Fund............     2,654,194     1,133,676
Van Kampen Life Investment Trust
 Comstock Portfolio.....................       892,139       --
                                          ------------  ------------
                                          $479,293,330  $218,690,167
                                          ============  ============

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                      UNITS     NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED   REDEEMED     (DECREASE)
-----------                          ------------  -----------  ------------
AllianceBernstein VP Small/Mid Cap
 Value Portfolio...................       42,935           885       42,050
AIM V.I. Capital Appreciation
 Fund..............................       70,040           872       69,168
AIM V.I. Mid Cap Core Equity
 Fund..............................      609,053       183,016      426,037
AIM V.I. Premier Equity Fund.......       58,193        30,307       27,886
AIM V.I. Small Cap Equity Fund.....        3,866            35        3,831
AIM V.I. Capital Development
 Fund..............................        1,114             9        1,105
American Funds Asset Allocation
 Fund..............................    1,988,785       493,545    1,495,240
American Funds Blue Chip Income and
 Growth Fund.......................    1,069,744       298,180      771,564
American Funds Bond Fund...........    1,299,599       628,932      670,667
American Funds Global Growth
 Fund..............................   12,169,804     5,735,975    6,433,829
American Funds Growth Fund.........   55,330,604    25,104,308   30,226,296
American Funds Growth-Income
 Fund..............................   40,863,703    20,912,725   19,950,978
American Funds International
 Fund..............................    1,283,492       366,236      917,256
American Funds New World Fund......      569,619       160,218      409,401
American Funds Global Small
 Capitalization Fund...............    6,586,861     2,764,163    3,822,698
Fidelity VIP Asset Manager
 Portfolio.........................       19,744       318,729     (298,985)
Fidelity VIP Equity-Income Fund
 Portfolio.........................    4,392,513     3,777,777      614,736
Fidelity VIP Contrafund
 Portfolio.........................      268,813         7,023      261,790
Fidelity VIP Overseas Portfolio....        8,022       460,625     (452,603)
Fidelity VIP Mid Cap Portfolio.....       88,637         1,074       87,563
Franklin Small Cap Value Securities
 Fund..............................      815,320       296,050      519,270
Mutual Shares Securities Fund......      985,799       179,383      806,416
Hartford Advisers HLS Fund.........    8,329,300    10,229,047   (1,899,747)
Hartford Total Return Bond HLS
 Fund..............................   15,053,238    10,247,045    4,806,193
Hartford Capital Appreciation HLS
 Fund..............................   10,881,413    10,086,332      795,081
Hartford Dividend and Growth HLS
 Fund..............................    8,471,484     6,256,696    2,214,788
Hartford Global Advisers HLS
 Fund..............................        1,614       182,826     (181,212)
Hartford Global Leaders HLS Fund...        3,668       331,959     (328,291)
Hartford Global Technology HLS
 Fund..............................        9,589       257,888     (248,299)
Hartford Disciplined Equity HLS
 Fund..............................    3,612,514     3,677,058      (64,544)
Hartford Growth Opportunities HLS
 Fund..............................      628,117       206,971      421,146
Hartford Index HLS Fund............    5,336,639     6,305,581     (968,942)
Hartford International Small
 Company HLS Fund..................      333,815       176,302      157,513
Hartford International
 Opportunities HLS Fund............    5,151,382     3,419,484    1,731,898
Hartford MidCap HLS Fund...........    5,262,541     7,365,940   (2,103,399)
Hartford MidCap Value HLS Fund.....      370,784       376,795       (6,011)
Hartford Money Market HLS Fund.....  137,877,077   139,728,210   (1,851,133)
Hartford Mortgage Securities HLS
 Fund..............................    2,070,545     2,086,493      (15,948)
Hartford Small Company HLS Fund....    5,431,362     8,445,192   (3,013,830)
Hartford Stock HLS Fund............    7,423,713     8,887,255   (1,463,542)
Hartford Value Opportunities HLS
 Fund..............................      615,254       332,105      283,149
Lord Abbett America's Value
 Portfolio.........................       50,352         1,114       49,238
Lord Abbett Growth and Income
 Portfolio.........................       27,396           405       26,991
MFS Investors Trust Series.........          984           306          678
MFS New Discovery Series...........       98,764        45,635       53,129
MFS Total Return Series............    1,149,395       203,190      946,205

_____________________________________ SA-64 ____________________________________

Oppenheimer Capital Appreciation
 Fund..............................       14,847           127       14,720
Oppenheimer Global Securities
 Fund..............................       63,010           933       62,077
Oppenheimer Main StreetFund........        3,044           106        2,938
Putnam VT Diversified Income
 Fund..............................          182        15,932      (15,750)
Putnam VT Global Asset Allocation
 Fund..............................          240        11,986      (11,746)
Putnam VT Global Equity Fund.......      205,250       196,833        8,417
Putnam VT Growth and Income Fund...      168,253       237,141      (68,888)
Putnam VT Health Sciences Fund.....        1,948        63,122      (61,174)
Putnam VT High Yield Fund..........      549,287       453,429       95,858
Putnam VT Income Fund..............      364,752       206,822      157,930
Putnam VT International Growth and
 Income Fund.......................        2,635        28,542      (25,907)
Putnam VT International Equity
 Fund..............................      429,590       555,313     (125,723)
Putnam VT International New
 Opportunities Fund................          582        27,895      (27,313)
Putnam VT Investors Fund...........        6,728        85,214      (78,486)
Putnam VT Money Market Fund........           11       194,087     (194,076)
Putnam VT New Opportunities Fund...      167,412       236,707      (69,295)
Putnam VT New Value Fund...........        1,656        44,837      (43,181)
Putnam VT OTC & Emerging Growth
 Fund..............................          812        53,019      (52,207)
Putnam VT Small Cap Value Fund.....       11,869            85       11,784
Putnam VT The George Putnam Fund of
 Boston............................        5,875        79,030      (73,155)
Putnam VT Utilities Growth and
 Income Fund.......................          498        14,454      (13,956)
Putnam VT Vista Fund...............          416        43,444      (43,028)
Putnam VT Voyager Fund.............      265,765       376,176     (110,411)
Putnam VT Capital Opportunities
 Fund..............................      128,871        47,233       81,638
Putnam VT Equity Income Fund.......      243,451       129,704      113,747
Van Kampen Life Investment Trust
 Comstock Portfolio................       87,560         1,333       86,227

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                      UNITS     NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED   REDEEMED     (DECREASE)
-----------                          ------------  -----------  ------------
AIM V.I. Mid Cap Core Equity
 Fund..............................      468,288        93,049      375,239
AIM V.I. Premier Equity Fund.......       62,163        17,305       44,858
American Funds Asset Allocation
 Fund..............................    1,519,403       221,390    1,298,013
American Funds Blue Chip Income and
 Growth Fund.......................      977,582       169,045      808,537
American Funds Bond Fund...........    1,215,243       137,152    1,078,091
American Funds Global Growth
 Fund..............................   12,513,200     4,034,355    8,478,845
American Funds Growth Fund.........   56,303,579    18,173,109   38,130,470
American Funds Growth-Income
 Fund..............................   40,434,584    14,190,556   26,244,028
American Funds International
 Fund..............................    1,071,284       154,675      916,609
American Funds New World Fund......      229,354        49,178      180,176
American Funds Global Small
 Capitalization Fund...............    5,758,552     2,103,099    3,655,453
Fidelity VIP Asset Manager
 Portfolio.........................        9,838       570,311     (560,473)
Fidelity VIP Equity-Income Fund....    5,163,690     3,519,884    1,643,806
Fidelity VIP Overseas Portfolio....       37,030     1,018,734     (981,704)
Franklin Small Cap Value Securities
 Fund..............................      647,603       113,096      534,507
Mutual Shares Securities Fund......      517,771        91,843      425,928
Hartford Advisers HLS Fund.........   12,237,136     9,968,455    2,268,681
Hartford Bond HLS Fund.............   14,413,043    11,354,674    3,058,369
Hartford Capital Appreciation HLS
 Fund..............................   16,050,304    11,984,584    4,065,720
Hartford Dividend and Growth HLS
 Fund..............................    8,219,553     6,139,938    2,079,615
Hartford Global Advisers HLS
 Fund..............................        2,332       435,860     (433,528)
Hartford Global Leaders HLS Fund...        5,774       423,707     (417,933)
Hartford Global Technology HLS
 Fund..............................          414       343,940     (343,526)
Hartford Disciplined Equity HLS
 Fund..............................    3,343,443     2,787,587      555,856
Hartford Growth Opportunities HLS
 Fund..............................      355,826       108,491      247,335
Hartford Index HLS Fund............    6,280,328     7,369,834   (1,089,506)
Hartford International Small
 Company HLS Fund..................      337,594        80,161      257,433
Hartford International
 Opportunities HLS Fund............    4,855,192     3,719,615    1,135,577
Hartford MidCap HLS Fund...........    7,583,379     7,171,154      412,225
Hartford MidCap Value HLS Fund.....      915,463       207,763      707,700
Hartford Money Market HLS Fund.....  151,150,363   158,034,791   (6,884,428)
Hartford Mortgage Securities HLS
 Fund..............................    3,276,130     2,638,876      637,254
Hartford Small Company HLS Fund....    8,957,099     8,993,182      (36,083)
Hartford Stock HLS Fund............    9,699,835     9,757,246      (57,411)
Hartford Value Opportunities HLS
 Fund..............................      565,583       128,034      437,549
MFS New Discovery Series...........       97,514        19,584       77,930
MFS Total Return Fund..............      539,201        82,170      457,031
Putnam VT Diversified Income
 Fund..............................        1,784        46,593      (44,809)
Putnam VT Global Asset Allocation
 Fund..............................          614        20,449      (19,835)
Putnam VT Global Equity Fund.......      102,436       175,489      (73,053)
Putnam VT Growth and Income Fund...      207,816       271,180      (63,364)
Putnam VT Health Sciences Fund.....        3,116       136,715     (133,599)
Putnam VT High Yield Fund..........      384,763       239,805      144,958
Putnam VT Income Fund..............      303,184       250,714       52,470
Putnam VT International Growth and
 Income Fund.......................        3,236        50,171      (46,935)
Putnam VT International Equity
 Fund..............................      597,375       729,904     (132,529)
Putnam VT International New
 Opportunities Fund................        1,434        62,527      (61,093)

_____________________________________ SA-66 ____________________________________

Putnam VT Investors Fund...........       14,066       165,532     (151,466)
Putnam VT Money Market Fund........       28,199     1,161,546   (1,133,347)
Putnam VT New Opportunities Fund...      246,284       309,017      (62,733)
Putnam VT New Value Fund...........        2,754        76,441      (73,687)
Putnam VT OTC & Emerging Growth
 Fund..............................       22,700       167,335     (144,635)
Putnam VT The George Putnam Fund of
 Boston Fund.......................          316       100,297      (99,981)
Putnam VT Utilities Growth and
 Income Fund.......................        1,467        38,989      (37,522)
Putnam VT Vista Fund...............       13,568       119,912     (106,344)
Putnam VT Voyager Fund.............      369,846       469,100      (99,254)
Putnam VT Capital Opportunities
 Fund..............................       48,729         9,008       39,721
Putnam VT Equity Income Fund.......      191,943        17,489      174,454

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005
 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE PORTFOLIO
  2005  Lowest contract charges         42,050  $10.053255   $    422,734     --        --             0.53%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. CAPITAL APPRECIATION FUND
  2005  Lowest contract charges         69,168   10.594074        732,771     --          0.32%        5.94%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. MID CAP CORE EQUITY FUND
  2005  Lowest contract charges        889,599   13.954120     12,413,573     --          0.66%        7.62%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        463,562   12.966631      6,010,833     --          0.28%       13.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         88,323   11.392463      1,006,216     --        --            13.93%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. PREMIER EQUITY FUND
  2005  Lowest contract charges         91,498   12.588744      1,151,840     --          0.98%        5.66%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         63,612   11.914989        757,940     --          0.65%        5.77%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         18,754   11.264791        211,262     --          0.57%       12.65%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. SMALL CAP EQUITY FUND
  2005  Lowest contract charges          3,831   10.434113         39,968     --        --             4.34%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AIM V.I. CAPITAL DEVELOPMENT FUND
  2005  Lowest contract charges          1,105   10.307493         11,394     --        --             3.08%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-68 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
AMERICAN FUNDS ASSET ALLOCATION FUND
  2005  Lowest contract charges      3,392,245  $13.077484   $ 44,362,026     --          2.67%        9.14%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,897,005   11.982388     22,730,649     --          2.77%        8.34%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        598,992   11.059916      6,624,797     --          3.88%       10.60%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2005  Lowest contract charges      1,897,219   13.649702     25,896,470     --          0.97%        7.24%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,125,655   12.728640     14,328,059     --          0.69%        9.74%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        317,118   11.598516      3,678,104     --        --            15.99%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS BOND FUND
  2005  Lowest contract charges      2,048,674   11.083750     22,706,993     --          3.55%        1.59%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,378,007   10.910455     15,034,682     --          3.09%        5.72%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        299,916   10.320517      3,095,291     --        --             3.21%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2005  Lowest contract charges     30,292,374    1.241944     37,621,432     --          0.67%       14.08%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     23,858,545    1.088710     25,975,037     --          0.44%       13.49%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     15,379,700    0.959325     14,754,131     --          0.35%       35.27%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      6,423,272    0.709176      4,555,231     --          0.83%      (14.64)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      2,374,804    0.830793      1,972,970     --          0.65%      (16.92)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GROWTH FUND
  2005  Lowest contract charges    146,366,232  $ 1.070088   $156,624,748     --          0.75%       16.19%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges    116,139,936    0.920977    106,962,210     --          0.20%       12.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     78,009,466    0.818667     63,863,776     --          0.15%       36.81%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     36,019,291    0.598421     21,554,700     --          0.05%      (24.45)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     11,608,620    0.792121      9,195,432     --          0.35%      (20.79)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2005  Lowest contract charges    114,769,448    1.266953    145,407,497     --          1.43%        5.83%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     94,818,470    1.197136    113,510,605     --          0.99%       10.37%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     68,574,442    1.084618     74,377,074     --          1.29%       32.43%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     34,787,201    0.819043     28,492,213     --          1.48%      (18.34)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     10,507,976    1.003020     10,539,710     --          1.46%        0.30%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS INTERNATIONAL FUND
  2005  Lowest contract charges      2,246,359   18.202405     40,889,132     --          1.82%       21.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,329,103   14.981085     19,911,407     --          1.88%       19.32%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        412,494   12.555634      5,179,126     --          2.51%       25.56%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-70 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
AMERICAN FUNDS NEW WORLD FUND
  2005  Lowest contract charges        712,154  $17.820884   $ 12,691,218     --          1.24%       20.74%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        302,753   14.760130      4,468,674     --          1.94%       18.80%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        122,577   12.424553      1,522,967     --        --            24.25%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2005  Lowest contract charges     14,344,510    1.638805     23,507,855     --          0.95%       25.35%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     10,521,812    1.307366     13,755,859     --        --            20.88%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      6,866,359    1.081533      7,426,194     --          0.56%       53.53%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      3,121,814    0.704466      2,199,212     --          0.73%      (19.05)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        935,412    0.870271        814,062     --          0.66%      (12.97)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2005  Lowest contract charges      1,293,414    2.118302      2,739,841     --          2.83%        4.04%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,592,399    2.035964      3,242,068     --          3.07%        5.47%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      2,152,872    1.930394      4,155,892     --          3.50%       17.98%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      2,729,809    1.636274      4,466,715     --          3.51%       (8.73)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,973,784    1.792741      3,538,483     --          3.82%       (4.09)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
FIDELITY VIP EQUITY-INCOME FUND PORTFOLIO
  2005  Lowest contract charges         24,632  $10.387944   $    255,874     --        --             3.88%
        Highest contract charges    16,224,483    2.743539     44,512,501     --          1.57%        5.87%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     15,634,379    2.591536     40,517,055     --          1.46%       11.53%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     13,990,573    2.323637     32,509,013     --          1.63%       30.33%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     11,396,137    1.782890     20,318,058     --          1.60%      (16.95)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      9,094,369    2.146668     19,522,592     --          1.49%       (4.96)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
FIDELITY VIP CONTRAFUND PORTFOLIO
  2005  Lowest contract charges        261,790   10.689654      2,798,445     --        --             6.90%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
FIDELITY VIP OVERSEAS PORTFOLIO
  2005  Lowest contract charges      1,519,518    2.150376      3,267,534     --          0.68%       19.05%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,972,121    1.806348      3,562,337     --          1.32%       13.64%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      2,953,825    1.589607      4,695,422     --          0.88%       43.37%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      4,433,446    1.108757      4,915,614     --          0.69%      (20.28)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      3,671,008    1.390795      5,105,619     --          4.76%      (21.17)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
FIDELITY VIP MID CAP PORTFOLIO
  2005  Lowest contract charges         87,563   10.631702        930,940     --        --             6.32%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-72 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2005  Lowest contract charges      1,207,277  $16.381351   $ 19,776,829     --          0.71%        8.77%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        688,007   15.061082     10,362,130     --          0.17%       23.75%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        153,500   12.170997      1,868,245     --        --            21.71%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
MUTUAL SHARES SECURITIES FUND
  2005  Lowest contract charges      1,425,325   14.163953     20,188,237     --          0.83%       10.55%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        618,909   12.811952      7,929,434     --          0.79%       12.63%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        192,981   11.375095      2,195,175     --        --            13.75%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges     35,681,879    2.886947    103,011,694     --          3.26%        7.24%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     37,581,626    2.692139    101,174,960     --          2.11%        3.74%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     35,312,945    2.594991     91,636,775     --          2.51%       18.49%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     30,188,385    2.190023     66,113,258     --          3.10%      (13.79)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     22,666,244    2.540380     57,580,874     --          2.96%       (4.64)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges     43,102,040  $ 2.254006   $ 97,152,256     --          7.62%        2.45%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     38,295,847    2.200121     84,255,497     --          4.62%        4.62%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     35,237,478    2.102885     74,100,364     --          3.89%        7.85%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     24,077,334    1.949909     46,948,610     --          3.75%       10.08%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     11,456,525    1.771309     20,293,046     --          4.49%        8.68%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges     42,096,477    5.633312    237,142,587     --          0.97%       15.55%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     41,301,396    4.875404    201,360,991     --          0.37%       19.36%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     37,235,676    4.084473    152,088,111     --          0.66%       42.38%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     33,134,345    2.868780     95,055,145     --          0.69%      (19.70)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     26,281,710    3.572570     93,893,248     --          0.72%       (6.94)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges     28,228,858    3.380148     95,417,719     --          1.96%        5.96%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     26,014,070    3.190025     82,985,534     --          1.45%       12.42%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     23,934,455    2.837561     67,915,477     --          1.71%       26.80%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     18,418,887    2.237882     41,219,295     --          1.62%      (14.23)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     14,979,171    2.609041     39,081,272     --          1.75%       (4.04)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-74 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges      1,082,280  $ 1.409162   $  1,525,109     --          3.60%        3.37%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,263,492    1.363233      1,722,434     --          0.02%       12.75%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      1,697,020    1.209099      2,051,865     --          0.64%       22.26%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      2,096,259    0.988953      2,073,101     --          0.05%       (8.95)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,500,015    1.086141      1,629,228     --          0.97%       (6.25)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges      1,417,005    1.131997      1,604,046     --          0.77%        2.59%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,745,296    1.103429      1,925,810     --          0.51%       19.19%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      2,163,229    0.925806      2,002,731     --          0.41%       35.57%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      2,544,254    0.682881      1,737,423     --          1.15%      (19.51)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,159,597    0.848373        983,771     --          1.45%      (15.16)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2005  Lowest contract charges      1,869,375    0.823643      1,539,698     --          0.29%       11.15%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      2,117,674    0.740995      1,569,186     --        --             1.35%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      2,461,200    0.731126      1,799,448     --        --            60.22%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      2,765,870    0.452718      1,252,159     --        --           (38.59)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        975,598    0.737165        719,177     --        --           (26.28)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges     12,592,439  $ 1.364817   $ 17,186,375     --          1.17%        6.58%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     12,656,983    1.280563     16,208,064     --          1.13%        8.41%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     12,101,127    1.181232     14,294,239     --          1.32%       28.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      9,720,630    0.916970      8,913,526     --          0.40%      (24.65)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      7,137,489    1.216983      8,686,202     --        --            (8.02)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges        840,930   16.452771     13,835,626     --          0.28%       16.31%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        419,784   14.145761      5,938,165     --        --            17.19%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        172,449   12.071320      2,081,688     --        --            20.71%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges     20,634,209    3.260543     67,278,725     --          1.91%        4.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     21,603,151    3.120058     67,403,085     --          1.26%       10.39%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     22,692,657    2.826298     64,136,211     --          1.47%       28.13%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     20,319,633    2.205769     44,820,418     --          1.27%      (22.45)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     14,994,758    2.844242     42,648,720     --          0.96%      (12.31)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-76 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2005  Lowest contract charges        475,660  $17.897193   $  8,512,985     --          3.09%       18.60%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        318,147   15.090922      4,801,134     --        --            16.96%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         60,714   12.902318        783,347     --          2.43%       29.02%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges     13,725,443    2.366771     32,484,981     --        --            14.62%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     11,993,545    2.064885     24,765,291     --          0.76%       18.08%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     10,857,968    1.748699     18,987,317     --          0.99%       33.10%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     11,672,134    1.313864     15,335,597     --          2.02%      (17.93)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     10,614,098    1.600938     16,992,513     --          0.12%      (18.73)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD MIDCAP HLS FUND
  2005  Lowest contract charges     26,644,122    3.252335     86,655,611     --          0.40%       16.78%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     28,747,521    2.784937     80,060,035     --          0.27%       16.44%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     28,335,296    2.391809     67,772,616     --          0.27%       37.67%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     21,838,918    1.737334     37,941,494     --          0.12%      (14.22)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     15,081,261    2.025330     30,544,530     --        --            (3.62)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD MIDCAP VALUE HLS FUND
  2005  Lowest contract charges        934,814  $16.116626   $ 15,066,050     --          0.60%        9.99%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        940,825   14.653166     13,786,071     --          0.12%       16.30%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        233,125   12.599619      2,937,288     --        --            26.00%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges     52,654,745    1.599845     84,239,431     --          2.80%        2.84%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     54,505,878    1.555598     84,789,235     --          0.93%        0.94%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     61,390,306    1.541051     94,605,592     --          0.75%        0.75%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     71,570,885    1.529607    109,475,326     --          1.45%        1.47%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     65,755,665    1.507506     99,127,060     --          3.36%        3.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges      6,716,287    2.043515     13,724,834     --          4.05%        2.36%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      6,732,235    1.996349     13,439,890     --          4.64%        4.12%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      6,094,981    1.917343     11,686,169     --          3.28%        2.29%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      5,607,730    1.874447     10,511,393     --          3.21%        8.15%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,416,684    1.733120      2,455,284     --          5.02%        7.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-78 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
HARTFORD SMALL COMPANY HLS FUND
  2005  Lowest contract charges     22,277,708  $ 1.947811   $ 43,392,764     --        --            21.01%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     25,291,538    1.609664     40,710,878     --        --            12.18%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     25,327,621    1.434873     36,341,920     --        --            55.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     19,850,587    0.920563     18,273,716     --        --           (30.23)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     15,053,306    1.319402     19,861,362     --        --           (14.92)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges     31,329,220    3.354778    105,102,579     --          1.89%        9.62%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges     32,792,762    3.060365    100,357,820     --          1.11%        4.17%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges     32,850,173    2.937881     96,509,899     --          1.26%       26.47%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges     30,837,526    2.322928     71,633,353     --          1.06%      (24.25)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges     28,036,263    3.066451     85,971,826     --          0.79%      (12.23)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2005  Lowest contract charges        795,231   15.857149     12,610,091     --          1.58%        8.32%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        512,082   14.638700      7,496,218     --          0.30%       18.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         74,533   12.314438        917,835     --        --            23.14%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
  2005  Lowest contract charges         49,238   10.009346        492,838     --         20.50%        0.09%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
  2005  Lowest contract charges         26,991  $10.370449   $    279,911     --          8.76%        3.70%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
MFS INVESTORS TRUST SERIES
  2005  Lowest contract charges            678   10.438310          7,080     --        --             4.38%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
MFS NEW DISCOVERY SERIES
  2005  Lowest contract charges        170,349   13.585071      2,314,207     --        --             5.25%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        117,220   12.907985      1,513,076     --        --             6.52%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         39,290   12.118057        476,121     --        --            21.18%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
MFS TOTAL RETURN SERIES
  2005  Lowest contract charges      1,620,828   12.334140     19,991,517     --          1.56%        2.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        674,623   11.995951      8,092,748     --          1.30%       11.32%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        217,592   10.776006      2,344,775     --        --             7.76%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
OPPENHEIMER CAPITAL APPRECIATION FUND
  2005  Lowest contract charges         14,720   10.414050        153,291     --        --             4.14%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
OPPENHEIMER GLOBAL SECURITIES FUND
  2005  Lowest contract charges         62,077   10.710592        664,878     --        --             7.11%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
OPPENHEIMER MAIN STREET FUND
  2005  Lowest contract charges          2,938   10.364164         30,453     --        --             3.64%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-80 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT DIVERSIFIED INCOME FUND
  2005  Lowest contract charges         80,106  $19.530112   $  1,564,474     --          7.73%        3.28%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         95,856   18.910417      1,812,684     --          9.62%        9.58%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        140,665   17.256953      2,427,445     --         12.70%       20.27%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        454,850   14.348324      6,526,336     --          3.46%        6.20%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        152,197   13.510984      2,056,326     --          6.39%        3.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2005  Lowest contract charges         38,513   25.385139        977,666     --          1.46%        7.20%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         50,259   23.680233      1,190,136     --          3.38%        9.26%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         70,094   21.674078      1,519,218     --          4.42%       22.04%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        119,463   17.760045      2,121,661     --          2.04%      (12.36)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        140,567   20.265402      2,848,642     --          1.07%       (8.35)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT GLOBAL EQUITY FUND
  2005  Lowest contract charges        370,485   24.129019      8,939,431     --          0.98%        9.09%
        Highest contract charges        21,731   14.331216        311,436     --          0.67%        8.78%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        369,863   22.118357      8,180,767     --          2.29%       13.94%
        Highest contract charges        13,935   13.174300        183,590     --          1.57%       13.68%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        450,255   19.412578      8,740,616     --          1.26%       29.54%
        Highest contract charges         6,597   11.588901         76,449     --        --            15.89%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        493,893   14.985684      7,401,321     --          0.32%      (22.16)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        558,333   19.251979     10,749,008     --        --           (29.66)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT GROWTH AND INCOME FUND
  2005  Lowest contract charges         65,094  $13.285600   $    864,808     --          1.26%        5.23%
        Highest contract charges       794,071   32.040356     25,442,316     --          1.81%        5.50%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         39,019   12.625543        492,632     --          1.09%       11.11%
        Highest contract charges       889,034   30.370460     27,000,360     --          1.81%       11.37%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         16,049   11.362976        182,359     --        --            13.63%
        Highest contract charges       975,368   27.270997     26,599,252     --          2.32%       27.69%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      1,362,763   21.356598     29,103,976     --          2.39%      (18.79)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,385,628   26.297364     36,438,369     --          1.59%       (6.16)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT HEALTH SCIENCES FUND
  2005  Lowest contract charges        266,492   13.960596      3,720,381     --          0.31%       13.50%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        327,666   12.300632      4,030,492     --          0.41%        7.30%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        461,265   11.463412      5,287,672     --          0.88%       18.80%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        701,636    9.649126      6,770,172     --          0.07%      (20.21)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        649,361   12.092641      7,852,495     --          0.04%      (19.53)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT HIGH YIELD FUND
  2005  Lowest contract charges        583,930   22.734033     13,275,089     --          8.28%        3.47%
        Highest contract charges       350,068   12.463889      4,363,203     --          6.89%        3.10%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        644,866   21.972422     14,169,259     --          7.95%       10.99%
        Highest contract charges       193,274   12.089639      2,336,608     --          6.07%       10.54%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        636,939   19.796707     12,609,302     --          9.51%       26.86%
        Highest contract charges        56,243   10.936633        615,105     --        --             9.37%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        491,602   15.605782      7,671,827     --         12.39%       (0.54)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        420,610   15.690083      6,599,408     --         12.34%        3.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-82 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT INCOME FUND
  2005  Lowest contract charges        626,110  $20.337007   $ 12,733,204     --          3.31%        2.60%
        Highest contract charges       225,896   10.640021      2,403,538     --          2.53%        2.36%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        600,080   19.822044     11,894,811     --          4.29%        4.72%
        Highest contract charges        93,996   10.394738        977,067     --          3.06%        4.43%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        619,795   18.928406     11,731,733     --          4.71%        4.70%
        Highest contract charges        21,811    9.953490        217,094     --        --            (0.47)%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        559,093   18.079459     10,108,105     --          4.10%        8.09%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        341,056   16.725709      5,704,405     --          5.93%        7.53%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2005  Lowest contract charges        133,879   16.212019      2,170,454     --          1.07%       14.33%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        159,786   14.179491      2,265,683     --          1.50%       21.31%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        206,721   11.688479      2,416,253     --          2.14%       38.37%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        487,886    8.447396      4,121,367     --          0.67%      (13.67)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        384,606    9.785153      3,763,428     --          1.02%      (20.67)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT INTERNATIONAL EQUITY FUND
  2005  Lowest contract charges      1,589,137   15.728136     24,994,157     --          1.69%       12.45%
        Highest contract charges       237,299   15.439804      3,663,846     --          1.28%       12.20%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,791,572   13.986237     25,057,352     --          1.70%       16.49%
        Highest contract charges       160,587   13.761280      2,209,880     --          1.00%       16.19%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        --        10.983758       --           --          2.08%       28.89%
        Highest contract charges        57,634   11.843322        682,574     --        --            18.43%
        Remaining contract
        charges                      2,027,054      --         24,338,608     --        --           --
  2002  Lowest contract charges            313    8.522016          2,667     --          1.54%       (9.63)%
        Highest contract charges     2,040,087    9.315833     19,005,114     --          0.98%      (17.52)%
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,538,040   11.294275     17,371,051     --          0.34%      (20.41)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2005  Lowest contract charges        103,262  $13.548679   $  1,399,069     --          0.90%       18.64%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        130,575   11.419666      1,491,120     --          1.34%       13.63%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        191,668   10.050111      1,926,282     --          0.65%       33.59%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        373,760    7.523083      2,811,828     --          0.86%      (13.46)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        370,966    8.693232      3,224,894     --        --           (28.52)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT INVESTORS FUND
  2005  Lowest contract charges        265,549   10.711383      2,844,392     --          1.31%        9.03%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        344,035    9.824339      3,379,917     --          0.71%       13.07%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        495,501    8.688642      4,305,228     --          0.81%       27.25%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        912,502    6.827953      6,230,521     --          0.41%      (23.68)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        783,835    8.946510      7,012,591     --          0.09%      (24.61)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT MONEY MARKET FUND
  2005  Lowest contract charges        528,572    1.588794        839,793     --          2.72%        2.79%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        722,648    1.545717      1,117,009     --          0.85%        0.91%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      1,855,996    1.531768      2,842,955     --          0.77%        0.76%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      3,007,885    1.520209      4,572,614     --          1.44%        1.46%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      2,808,924    1.498367      4,208,799     --          3.58%        4.00%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-84 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT NEW OPPORTUNITIES FUND
  2005  Lowest contract charges         63,761  $13.979089   $    891,316     --          0.09%       10.00%
        Highest contract charges       698,301   22.488065     15,703,448     --          0.37%       10.32%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         41,135   12.708018        522,745     --        --            10.31%
        Highest contract charges       790,222   20.383662     16,107,620     --        --            10.57%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         17,106   11.520422        197,072     --        --            15.20%
        Highest contract charges       876,984   18.434963     16,167,167     --        --            32.70%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      1,009,721   13.891974     14,027,023     --        --           (30.29)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,023,641   19.929373     20,400,525     --        --           (29.99)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT NEW VALUE FUND
  2005  Lowest contract charges        235,231   18.642121      4,385,208     --          1.09%        6.14%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        278,412   17.564560      4,890,177     --          1.10%       15.77%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        352,099   15.171400      5,341,837     --          1.71%       32.86%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        690,151   11.418982      7,880,826     --          3.94%      (15.44)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        492,052   13.503535      6,644,446     --          0.78%        3.61%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT OTC & EMERGING GROWTH FUND
  2005  Lowest contract charges        203,306    7.077526      1,438,904     --        --             8.09%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        255,513    6.548058      1,673,111     --        --             8.99%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        400,148    6.007790      2,404,004     --        --            35.94%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        980,487    4.419389      4,333,155     --        --           (32.06)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        867,691    6.504819      5,644,171     --        --           (45.57)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT SMALL CAP VALUE FUND
  2005  Lowest contract charges         11,784  $10.061432   $    118,569     --        --             0.61%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2005  Lowest contract charges        223,797   14.177205      3,172,817     --          2.39%        4.22%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        296,952   13.603625      4,039,629     --          2.26%        8.48%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        396,933   12.540269      4,977,645     --          2.89%       17.35%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        510,091   10.685893      5,450,782     --          2.32%       (8.57)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        291,220   11.687147      3,403,533     --          2.30%        0.74%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2005  Lowest contract charges         85,608   24.890887      2,130,862     --          2.15%        8.94%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         99,564   22.847531      2,274,779     --          2.59%       21.87%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        137,086   18.747452      2,570,009     --          4.46%       25.00%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        225,854   14.997690      3,387,283     --          3.71%      (23.83)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        207,695   19.690377      4,089,586     --          2.95%      (22.15)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-86 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT VISTA FUND
  2005  Lowest contract charges        139,806  $12.891632   $  1,802,322     --        --            12.48%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        182,834   11.461246      2,095,503     --        --            18.90%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges        289,178    9.639100      2,787,413     --        --            33.42%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges        544,137    7.224769      3,931,262     --        --           (30.38)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges        598,239   10.377065      6,207,970     --        --           (33.40)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT VOYAGER FUND
  2005  Lowest contract charges      1,005,479   30.510819     30,677,983     --          0.93%        5.94%
        Highest contract charges       120,581   12.448612      1,501,065     --          0.60%        5.69%
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges      1,147,913   28.800926     33,060,950     --          0.48%        5.34%
        Highest contract charges        88,558   11.778147      1,043,051     --          0.16%        5.03%
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges      1,309,014   27.341904     35,790,947     --          0.65%       25.16%
        Highest contract charges        26,711   11.213819        299,532     --        --            12.14%
        Remaining contract
        charges                        --           --           --           --        --           --
  2002  Lowest contract charges      1,429,244   21.845647     31,222,755     --          0.88%      (26.34)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2001  Lowest contract charges      1,430,794   29.655765     42,431,297     --          0.11%      (22.24)%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2005  Lowest contract charges        149,501   15.651902      2,339,978     --        --            10.16%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges         67,863   14.208783        964,247     --          0.37%       18.12%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         28,142   12.028998        338,515     --          5.15%       20.29%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS       VALUE#    OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VT EQUITY INCOME FUND
  2005  Lowest contract charges        329,063  $13.408382   $  4,412,197     --          0.91%        5.51%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2004  Lowest contract charges        215,316   12.708724      2,736,390     --          0.07%       11.82%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
  2003  Lowest contract charges         40,862   11.365596        464,415     --          0.96%       13.66%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO
  2005  Lowest contract charges         86,227   10.380228        895,056     --        --             3.80%
        Highest contract charges       --           --           --           --        --           --
        Remaining contract
        charges                        --           --           --           --        --           --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

   The Company will make certain deductions ranging from 0.40% to 1.40% of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

   The Company will make certain deductions ranging from $8.33 to $30.00 per coverage month for administrative services provided by the Company.

   These charges are a redemption of units.

RIDERS:
   The Company will make certain deductions for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance, and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit, Accidental Death Benefit, Child Insurance, Lifetime No Lapse, Yearly Renewable Term Life Insurance, Waiver of Scheduled Premium Option, Estate Protection, Guaranteed Withdrawal Benefit and Last Survivor Yearly Renewable Term.

   These deductions range from
      - $.01 - $.06 per $1,000 of Face Amount
      - $.14 - $179.44 per $1,000 of net amount at risk
      - 6.9% - 34.5% of the monthly deduction amount
      - $.04 - $.20 per $1.00 of the specified amount
      - $.50 - $6.00 per $1,000 of benefit
      - $.01 - $.06 per $1,000 of Face Amount
      - $.06 - $86.13 per net amount at risk
      - 11% each time waived
      - $.25 - $15.48 per $1,000 of Face Amount

   These charges are a redemption of units.

_____________________________________ SA-88 ____________________________________
      <MODULE>
      </MODULE>

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS - STATUTORY BASIS

As of December 31, 2005 and 2004 and for the Years Ended December 31, 2005, 2004 and 2003

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                   CONTENTS

                                                                                                                   Page:
                                                                                                                  --------
Independent Auditors' Report                                                                                         F-2


Financial Statements (Statutory Basis):
     Admitted Assets, Liabilities and Surplus                                                                        F-3
     Statements of Operations                                                                                        F-4
     Statements of Changes in Capital and Surplus                                                                    F-5
     Statements of Cash Flows                                                                                        F-6
     Notes to Financial Statements                                                                                   F-7


Supplementary Information
     Schedule I -- Selected Financial Data                                                                          F-27
     Schedule II -- Summary Investment Schedule                                                                     F-30
     Schedule III -- Investment Risks Interrogatories                                                               F-31

                         INDEPENDENT AUDITORS' REPORT

Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income-statutory basis, cash flow-statutory basis and changes in surplus-statutory basis for the years ended December 31, 2005, 2004 and 2003. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the statutory basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from the accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2005 or 2004, or the results of its operations or its cash flows for the years ended December 31, 2005, 2004 or 2003.

However, in our opinion, such statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years ended December 31, 2005, 2004 and 2003, on the basis of accounting described in Note 2.

Our 2005 audit was conducted for the purpose of forming an opinion on the basic 2005 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2005 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2005 statutory basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to the basic 2005 statutory basis financial statements taken as a whole.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 24, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  ADMITTED ASSETS, LIABILITIES AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                               AS OF DECEMBER 31,
                                                                                         --------------------------------
                                                                                             2005              2004
                                                                                         --------------------------------
ADMITTED ASSETS
   Bonds                                                                                 $   5,477,170     $   5,386,024
   Common and Preferred Stocks                                                                  25,046            11,255
   Mortgage Loans                                                                               98,529            69,626
   Real Estate                                                                                  25,425            26,116
   Policy Loans                                                                                323,911           310,520
   Cash and Short-Term Investments                                                             345,858           431,418
   Other Invested Assets                                                                       135,920             2,242
                                                                                         --------------------------------
                                                     TOTAL CASH AND INVESTED ASSETS          6,431,859         6,237,201
                                                                                         --------------------------------
   Investment Income Due and Accrued                                                            67,354            64,387
   Federal Income Taxes Recoverable                                                             98,311            63,729
   Deferred Tax Asset                                                                           87,160            97,105
   Other Assets                                                                                 91,961           378,495
   Separate Account Assets                                                                  68,323,841        62,885,610
                                                                                         --------------------------------
                                                              TOTAL ADMITTED ASSETS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------
LIABILITIES
   Aggregate Reserves for Life and Accident and Health Policies                          $   6,150,452     $   6,161,030
   Liability for Deposit Type Contracts                                                        100,325           121,745
   Policy and Contract Claim Liabilities                                                        24,919            26,880
   Asset Valuation Reserve                                                                      34,749            30,117
   Payable to Parents, Subsidiaries or Affiliates                                               34,130            37,479
   Accrued Expense Allowances and Other Amounts Due From Separate Accounts                  (1,952,020)       (1,904,315)
   Other Liabilities                                                                           893,824         1,059,989
   Separate Account Liabilities                                                             68,323,841        62,885,610
                                                                                         --------------------------------
                                                                  TOTAL LIABILITIES         73,610,220        68,418,535
                                                                                         --------------------------------
CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000 Shares Issued and Outstanding                  2,500             2,500
   Gross Paid-In and Contributed Surplus                                                     1,371,883         1,371,883
   Unassigned Funds                                                                            115,883           (66,391)
                                                                                         --------------------------------
                                                          TOTAL CAPITAL AND SURPLUS          1,490,266         1,307,992
                                                                                         --------------------------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
REVENUES
   Premiums and Annuity Considerations                                   $  9,152,337    $  11,619,788     $  12,115,706
   Considerations for Supplementary Contracts with Life
     Contingencies                                                                  2              962               360
   Net Investment Income                                                      326,928          324,681           330,741
   Commissions and Expense Allowances on Reinsurance Ceded                     84,961           73,944            62,762
   Reserve Adjustment on Reinsurance Ceded                                 (1,552,540)      (1,155,122)         (911,456)
   Fee Income                                                               1,369,610        1,200,281           963,407
   Other Revenues                                                             107,755           84,658            33,435
                                                                         ------------------------------------------------
                                                     TOTAL REVENUES         9,489,053       12,149,192        12,594,955
                                                                         ------------------------------------------------
BENEFITS AND EXPENSES
   Death and Annuity Benefits                                                 265,994          255,803           231,390
   Disability and Other Benefits                                               14,118           13,235            11,998
   Surrenders and Other Fund Withdrawals                                    6,974,564        5,435,091         4,378,823
   Commissions                                                                783,178          821,925           753,838
   Decrease in Aggregate Reserves for Life and Accident and Health
     Policies                                                                 (11,074)        (260,443)          290,135
   General Insurance Expenses                                                 449,607          448,862           431,698
   Net Transfers to Separate Accounts                                       1,192,568        5,647,980         6,601,021
   Modified Coinsurance Adjustment on Reinsurance Assumed                    (483,138)        (441,048)         (420,032)
   Other Expenses                                                              41,735           43,678            38,492
                                                                         ------------------------------------------------
                                        TOTAL BENEFITS AND EXPENSES         9,227,552       11,965,083        12,317,363
                                                                         ------------------------------------------------
   Net gain from operations before federal income tax (benefit)               261,501          184,109           277,592
     expense
   Federal income tax (benefit) expense                                        42,463          (87,470)          (19,953)
                                                                         ------------------------------------------------
                                           NET GAIN FROM OPERATIONS           219,038          271,579           297,545
                                                                         ------------------------------------------------
   Net realized capital gains (losses), after tax                                  54          (14,900)          (22,713)
                                                                         ------------------------------------------------
                                                         NET INCOME      $    219,092    $     256,679     $     274,832
                                                                         ------------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                               2005             2004            2003
                                                                           ----------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
   OUTSTANDING
                                                                           ----------------------------------------------
   Balance, beginning and end of year                                      $      2,500     $      2,500    $      2,500
                                                                           ----------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
                                                                           ----------------------------------------------
   Beginning of year                                                          1,371,883        1,371,883       1,221,883
   Capital contribution                                                              --               --         150,000
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR       1,371,883        1,371,883       1,371,883
                                                                           ----------------------------------------------
UNASSIGNED FUNDS
   Balance, Beginning of Year                                                   (66,391)        (330,602)       (636,114)
   Net Income                                                                   219,092          256,679         274,832
   Change in Net Unrealized Capital Losses on Common Stocks and Other
     Invested Assets                                                             (7,075)         (13,371)         (4,797)
   Change in Net Unrealized Foreign Exchange Capital Losses                        (495)              --              --
   Change in Net Deferred Income Tax                                             82,268           51,589         (28,483)
   Change in Asset Valuation Reserve                                             (4,632)         (13,575)        (16,272)
   Change in Non-Admitted Assets                                               (106,914)         (16,965)         43,187
   Change in Liability for Reinsurance in Unauthorized Companies                     30             (146)         36,880
   Cummulative Effect of Change in Accounting Principles                             --               --             165
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR         115,883          (66,391)       (330,602)
                                                                           ----------------------------------------------
CAPITAL AND SURPLUS,
                                                                           ----------------------------------------------
   End of year                                                             $  1,490,266     $  1,307,992    $  1,043,781
                                                                           ----------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF CASH FLOWS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                      $  9,145,844    $  11,608,790     $  12,116,359
Net Investment Income                                                         369,012          370,945           373,648
Miscellaneous Income                                                            1,909          196,120           142,119
                                                                         ------------------------------------------------
Total Income                                                                9,516,765       12,175,855        12,632,126
                                                                         ------------------------------------------------
Benefits Paid                                                               7,273,337        5,699,783         4,611,634
Federal Income Tax Payments (Recoveries)                                       71,607          (54,729)           23,421
Net Transfers to Separate Accounts                                          1,240,273        5,811,016         7,114,314
Other Expenses                                                                826,693          905,742           537,701
                                                                         ------------------------------------------------
Total Benefits and Expenses                                                 9,411,910       12,361,812        12,287,070
                                                                         ------------------------------------------------
               NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES           104,855         (185,957)          345,056
                                                                         ------------------------------------------------
INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Bonds                                                                       2,572,479        1,584,991         2,323,921
Common and Preferred Stocks                                                        --            1,767             4,031
Mortgage Loans                                                                 11,039           25,752            41,395
Other                                                                          50,196           35,227            12,347
                                                                         ------------------------------------------------
Total Investment Proceeds                                                   2,633,714        1,647,737         2,381,694
                                                                         ------------------------------------------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                       2,708,647        1,351,838         3,068,077
Common and Preferred Stocks                                                    13,467            2,473             4,814
Mortgage Loans                                                                 40,175               --                --
Real Estate                                                                       116            1,482               722
Other                                                                         134,301            3,275           169,520
                                                                         ------------------------------------------------
Total Investments Acquired                                                  2,896,706        1,359,068         3,243,133
                                                                         ------------------------------------------------
Net Increase in Policy Loans                                                   13,391           15,806            27,958
                                                                         ------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES          (276,383)         272,863          (889,397)
                                                                         ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Capital Contribution                                                               --               --           150,000
Net other cash provided (used)                                                 85,968          (47,982)          301,810
                                                                         ------------------------------------------------
                      NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                           MISCELLANEOUS ACTIVITIES            85,968          (47,982)          451,810
                                                                         ------------------------------------------------
Net (decrease) increase in cash and short-term investments                    (85,560)          38,924           (92,531)
Cash and Short-Term Investments, Beginning of Year                            431,418          392,494           485,025
                                                                         ------------------------------------------------
                       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $    345,858    $     431,418     $     392,494
                                                                         ------------------------------------------------
Note: Supplemental disclosures of cash flow information for
   non-cash transactions:
Common and Preferred stock acquired in satisfaction of debt                        --            2,173             2,885


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)
------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, the liability for deposit type contracts and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                               2005            2004             2003
                                                                           ----------------------------------------------
GAAP Net Income                                                            $    288,133    $     450,396    $    281,211
Deferral and amortization of policy acquisition costs, net                     (252,771)        (389,629)       (501,010)
Change in unearned revenue reserve                                              120,513          108,301          12,367
Deferred taxes                                                                  (63,142)          43,719          43,304
Separate account expense allowance                                               25,180          168,013         511,608
Benefit reserve adjustment                                                       73,673          (14,581)         69,470
Prepaid reinsurance premium                                                      (1,861)          (9,068)        (11,809)
Reinsurance                                                                          --           (9,123)        (54,276)
Dividends received from affiliates                                                   --            2,000           9,000
Sales inducements                                                               (32,256)         (58,330)        (47,454)
Cumulative effect of GAAP accounting changes                                         --           31,151              --
Other, net                                                                       61,624          (66,170)        (37,579)
                                                                           ----------------------------------------------
                                                 STATUTORY NET INCOME      $    219,092    $     256,679    $    274,832
                                                                           ----------------------------------------------
GAAP Stockholder's Equity                                                  $  3,672,466    $   3,332,247    $  2,900,964
Deferred policy acquisition costs                                            (4,508,206)      (4,164,021)     (3,755,461)
Unearned revenue reserve                                                        524,372          408,737         327,144
Deferred taxes                                                                  383,486          481,245         422,680
Separate account expense allowance                                            1,946,328        1,920,061       1,755,474
Unrealized gains on investments                                                 (46,341)        (226,613)       (259,293)
Benefit reserve adjustment                                                      (46,363)         281,742         208,213
Asset valuation reserve                                                         (34,749)         (30,117)        (16,542)
Interest maintenance reserve                                                    (17,845)         (28,254)        (29,314)
Prepaid reinsurance premium                                                     (27,377)         (47,089)        (38,052)
Goodwill                                                                       (170,100)        (170,100)       (170,100)
Reinsurance ceded                                                              (200,192)        (200,222)       (108,922)
Other, net                                                                       14,787         (249,624)       (193,010)
                                                                           ----------------------------------------------
                                        STATUTORY CAPITAL AND SURPLUS      $  1,490,266    $   1,307,992    $  1,043,781
                                                                           ----------------------------------------------


AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method .

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2005 and 2004, the Company had $5,867,604 and $4,126,520,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2005 and 2004 totaled $16,846 and $14,170, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2005 (including general and separate account liabilities) are as follows

                                                                                                                % of
Subject to discretionary withdrawal:                                                             Amount         Total
                                                                                              -------------------------
With market value adjustment                                                                  $      41,123        0.1%
At book value, less current surrender charge of 5% or more                                        1,025,203        1.5%
At market value                                                                                  63,380,422       94.3%
                                                                                              -------------------------
                                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE         64,446,748       95.9%
                                                                                              -------------------------
At book value without adjustment (minimal or no charge or adjustment):                            2,705,002        4.0%
Not subject to discretionary withdrawal:                                                            277,110        0.4%
                                                                                              -------------------------
                                                                            TOTAL, GROSS         67,428,860      100.3%
                                                                                              -------------------------
Reinsurance ceded                                                                                   200,000       (0.3)%
                                                                                              -------------------------
                                                                              TOTAL, NET      $  67,228,860      100.0%
                                                                                              -------------------------


INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46) based on their underlying equity adjusted to a statutory basis. Mortgage loans on real estate are typically stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. The total amount of investment income due and accrued that is excluded from surplus at December 31, 2005 and 2004 is $0 and $2,067, respectively.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $34,749 and $30,117 as of December 31, 2005, 2004 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The IMR balances as of December 31, 2005 and 2004 were $17,845 and $28,254 respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2005, 2004 and 2003 were $(2,530), $6,582 and $9,641, respectively. The amount of expense amortized from the IMR net of taxes in 2005, 2004 and 2003 included in the Company's Statements of Operations, was $7,879, $7,642 and $6,029, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loaned-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its cost or amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the cost or amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses included write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities and on equity securities of $2,219 and $0, and $1,838 and $5, for the years ended December 31, 2005 and 2004, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either; (a) the present value of the expected future cash flows discounted at the original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2005 and 2004, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions." The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 88 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No.88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                                   2005           2004           2003
                                                                                -----------------------------------------
Interest income from bonds and short-term investments                           $   301,532    $  294,245     $  290,212
Interest income from policy loans                                                    22,418        18,432         18,620
Interest and dividends from other investments                                         9,901        17,497         26,071
                                                                                -----------------------------------------
Gross investment income                                                             333,851       330,174        334,903
Less: investment expenses                                                             6,923         5,493          4,162
                                                                                -----------------------------------------
                                                     NET INVESTMENT INCOME      $   326,928    $  324,681     $  330,741
                                                                                -----------------------------------------


(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $   108,881     $  236,408    $  176,924
Gross unrealized capital losses                                                     (67,624)       (14,758)       (8,996)
                                                                                -----------------------------------------
Net unrealized capital gains                                                         41,257        221,650       167,928
Balance, beginning of year                                                          221,650        167,928        84,696
                                                                                -----------------------------------------
                   CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                                 AND SHORT-TERM INVESTMENTS     $  (180,393)    $   53,722    $   83,232
                                                                                -----------------------------------------


(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $     1,002     $      558    $      376
Gross unrealized capital losses                                                     (31,653)       (31,533)      (30,877)
                                                                                -----------------------------------------
Net unrealized capital losses                                                       (30,651)       (30,975)      (30,501)
Balance, beginning of year                                                          (30,975)       (30,501)      (22,952)
                                                                                -----------------------------------------
                            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)
                                                           ON COMMON STOCKS     $       324     $     (474)   $   (7,549)
                                                                                -----------------------------------------


(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Bonds and short-term investments                                                $      (912)    $   21,229    $   12,602
Common stocks                                                                            --           (266)          657
Other invested assets                                                                (7,003)        (5,798)       (4,393)
                                                                                -----------------------------------------
Realized capital gains (losses)                                                      (7,915)        15,165         8,866
Capital gains tax (benefit) expense                                                  (5,439)        23,483        21,938
                                                                                -----------------------------------------
Net realized capital losses, after tax                                               (2,476)        (8,318)      (13,072)
Less: amounts transferred to IMR                                                     (2,530)         6,582         9,641
                                                                                -----------------------------------------
                             NET REALIZED CAPITAL GAINS (LOSSES), AFTER TAX     $        54     $  (14,900)   $  (22,713)
                                                                                -----------------------------------------

For the years ended December 31, 2005, 2004 and 2003, sales of bonds and short-term investments resulted in proceeds of $2,440,767, $1,868,164 and $2,523,341, gross realized capital gains of $18,351, $25,465 and $23,090, and gross realized capital losses of $19,087, $2,900 and $6,150 respectively, before transfers to the IMR.

For the years ended December 31, 2005, 2004 and 2003, sales of common and preferred stocks resulted in proceeds of $0, $1,814 and $4,031, gross realized capital gains of $0, $50 and $715, and gross realized capital losses of $0, $314 and $5, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2005 and 2004, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2005 and 2004 were $6,094,961 and $1,455,253, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs, broker quotations, or independent market quotations. The fair value of derivative instruments at December 31, 2005 and 2004 were $118,523 and $(29,914), respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2005 and 2004, interest rate swaps used in cash flow hedge relationships had a notional value of $270,000 and $220,000, respectively, and a fair value of $(5,887) and $(604), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2005 and 2004 foreign currency swaps used in cash flow hedge relationships had a notional value of $124,803 and $129,492, respectively, and a fair value of $(8,008) and $(24,927), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2005 and 2004 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $333 and $1,189, respectively, and a carrying value of $333 and $1,189, respectively. As of December 31, 2005 and 2004, the average fair value for interest rate caps and swaptions was $619 and $3,619, respectively in asset value. There were no realized gains and losses during the years 2005, 2004 and 2003.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes or reduces credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2005 and 2004, total return swaps had a notional value of $15,500 and $40,000, respectively, and a fair value of $(106) and $122, respectively, and a carrying value of $(106) and $122, respectively. As of December 31, 2005 and 2004 the average fair value for credit default and total return swaps was $(76) and $26, respectively in asset value. For the years ended December 31, 2005, 2004 and 2003, credit derivatives reported gains of $641, $28 and $0, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return and interest rate swap contracts: The Company enters into interest rate futures, Standard and Poor's ("S&P") 500, and NASDAQ index futures contracts and put and call options, as well as interest rate and total return Europe, Asia, and Far East swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and periodically hedge anticipated GMWB new business. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $3,525,973 and $0, respectively, and a fair value of $118,557 and $0, respectively, and a carrying value of $118,557 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $39,313 and $0, respectively. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(753) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Equity index options: The Company purchased S&P 500 options contracts to economically hedge the statutory reserve impact of equity arising primarily from Guaranteed Minimum Death Benefits ("GMDB") obligation against a decline in the equity markets. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $1,142,185 and $0, respectively, and a fair value of $13,456 and $0, respectively, and a carrying value of $13,456 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $1,121 and $0, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2005 and 2004, foreign currency swaps had a notional value of $0 and $49,262, respectively, and a fair value of $0 and $(5,902), respectively, and a carrying value of $0 and $(5,902), respectively. As of December 31, 2005 and 2004 the average fair value for foreign currency derivatives was $(1,517) and $(842), respectively in liability value. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(1,788) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2005 and 2004, the warrants had a notional value of $500 and a fair value of $178 and $208, respectively, and a carrying value of $178 and $208, respectively. As of December 31, 2005 and 2004, the average fair value of the warrants was $300 and $313, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. Government and government agency securities and wholly owned subsidiaries, greater than 10% of the Company's capital and surplus as of December 31, 2005.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     14,009     $       14      $      (94)     $     13,929
   -- Guaranteed and sponsored -- asset backed                   670,257          1,326         (10,434)          661,149
States, municipalities and political subdivisions                 36,173            681            (299)           36,555
International governments                                         46,486          4,615            (564)           50,537
Public utilities                                                 429,209          7,123          (5,579)          430,753
All other corporate                                            2,519,951         70,032         (33,027)        2,556,956
All other corporate -- asset-backed                            1,699,360         25,090         (17,627)        1,706,823
Short-term investments                                           291,172             --              --           291,172
Parents, subsidiaries and affiliates                              61,725             --              --            61,725
                                                            --------------------------------------------------------------
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,768,342     $  108,881      $  (67,624)     $  5,809,599
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,559     $     1,002     $       (8)     $      6,553
Common stock -- affiliated                                        36,884              --        (31,645)            5,239
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,443     $     1,002     $  (31,653)     $     11,792
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross           Gross          Estimated
                                                             Statement       Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                             $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------
                                TOTAL PREFERRED STOCKS      $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     29,257     $      211      $      (98)     $     29,370
   -- Guaranteed and sponsored -- asset backed                   476,051          5,071          (1,180)          479,942
International governments                                         41,802          4,721            (337)           46,186
Public utilities                                                 326,596         15,503            (878)          341,221
All other corporate                                            2,700,917        161,356          (7,801)        2,854,472
All other corporate -- asset-backed                            1,784,676         49,546          (4,464)        1,829,758
Short-term investments                                           189,332             --              --           189,332
Parents, subsidiaries and affiliates                              26,725             --              --            26,725
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,575,356     $  236,408      $  (14,758)     $  5,797,006

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,346     $       558     $      (17)     $      5,887
Common stock -- affiliated                                        36,884              --        (31,516)            5,368
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,230     $       558     $  (31,533)     $     11,255
                                                            --------------------------------------------------------------


The statement value and estimated fair value of bonds at December 31, 2005 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates

                                                                  Statement        Estimated
                                                                    Value         Fair Value
                                                                -------------------------------
MATURITY
Due in one year or less                                         $     741,758    $     745,151
Due after one year through five years                               1,871,149        1,885,244
Due after five years through ten years                              2,017,974        2,033,176
Due after ten years                                                 1,137,461        1,146,028
                                                                -------------------------------
                                                      TOTAL     $   5,768,342    $   5,809,599
                                                                -------------------------------


At December 31, 2005 and 2004, securities with a statement value of $3,508 and $3,969, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans outstanding during 2005 were 9.50% and 5.78%. During 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2005 and 2004.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2005 and 2004 was $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 31, 2005 and 2004 were $0 and $157, respectively.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          2005                           2004
                                                               -----------------------------------------------------------
                                                                Statement      Estimated       Statement      Estimated
                                                                                  Fair                           Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
ADMITTED ASSETS
   Bonds and short-term investments                            $ 5,768,342    $  5,809,599    $ 5,575,356    $  5,797,006
   Common stocks                                                    11,792          11,792         11,255          11,255
   Preferred stocks                                                 13,254          12,935             --              --
   Policy loans                                                    323,911         323,911        310,520         310,520
   Mortgage loans                                                   98,529          99,287         69,626          78,851
   Derivative related assets                                       135,699         124,391          1,397           1,397
   Other invested assets                                            25,646          25,646         26,961          26,961
LIABILITIES
   Liability for Deposit Type Contracts                        $   100,325    $    100,325    $   121,745    $    121,745
   Derivative related liabilities                                    3,281           5,868          5,780          31,011
                                                               -----------------------------------------------------------


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $128,082 and $180,346, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $159 and $230, for the years ended December 31, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $8,058 and $8,624, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $202,196 and $183,321, respectively. At December 31, 2005 and 2004, cash collateral of $163,680 and $183,321, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                     December 31, 2005
                            --------------------------------------------------------------------------------------------------
                                    Less Than 12 Months             12 Months or More                     Total
                            --------------------------------------------------------------------------------------------------
                            Amortized   Fair      Unrealized  Amortized  Fair     Unrealized   Amortized  Fair     Unrealized
                              Cost      Value       Losses       Cost    Value      Losses       Cost     Value      Losses
                            --------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                $  10,334  $  10,315  $   (19)    $ 2,596   $ 2,521  $   (75)      $ 12,930  $  12,836   $   (94)
  -- guaranteed and
    sponsored
    -- asset-backed            432,499    424,183   (8,316)     58,018    55,900   (2,118)       490,517    480,083   (10,434)
States, municipalities
   and Political
   subdivisions                 11,173     10,875     (298)         --        --       --         11,173     10,874      (298)
International governments        5,206      5,119      (87)     11,024    10,547     (477)        16,230     15,666      (564)
Public utilities               170,756    166,127   (4,629)     26,193    25,243     (950)       196,949    191,370    (5,579)
All other corporate
   including
   international             1,014,471    988,970  (25,501)    190,306   182,781   (7,525)     1,204,777  1,171,750   (33,026)
All other corporate --
   asset-backed                682,612    670,729  (11,883)    215,025   209,281   (5,744)       897,637    880,010   (17,627)
                            --------------------------------------------------------------------------------------------------
   TOTAL FIXED MATURITIES    2,327,051  2,276,318  (50,733)    503,162   486,272  (16,890)     2,830,213  2,762,589   (67,623)
Common stock --
   unaffiliated                    491        488       (3)          5        --       (5)           496        488        (8)
Common stock --
   affiliated                       --         --       --      36,884     5,239  (31,645)        36,884      5,239   (31,645)
Preferred Stock
   --unaffiliated               13,253     12,935     (318)         --        --       --         13,253     12,935      (318)
                            --------------------------------------------------------------------------------------------------
             TOTAL EQUITY       13,744     13,423     (321)     36,889     5,239  (31,650)        50,633     18,662   (31,971)
                            --------------------------------------------------------------------------------------------------
         TOTAL SECURITIES   $2,340,795 $2,289,741 $(51,054)   $540,051  $491,511 $(48,540)    $2,880,846 $2,781,251  $(99,594)
                            --------------------------------------------------------------------------------------------------


The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                    December 31, 2004
                             --------------------------------------------------------------------------------------------
                                 Less Than 12 Months               12 Months or More                     Total
                             --------------------------------------------------------------------------------------------
                             Amortized  Fair     Unrealized  Amortized   Fair   Unrealized  Amortized    Fair    Unrealized
                               Cost     Value     Losses       Cost     Value    Losses       Cost      Value     Losses
                             ----------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                  $12,590  $12,492   $   (98)   $    --  $     --  $     --    $   12,590   $ 12,492  $   (98)
  -- guaranteed and
    sponsored
    -- asset-backed            157,272  156,301      (971)      6,714    6,505      (209)      163,986    162,806   (1,180)
International governments           --       --        --      10,517   10,180      (337)       10,517     10,180     (337)
Public utilities                29,873   29,638      (235)     16,122   15,479      (643)       45,995     45,117     (878)
All other corporate
   including international     373,010  367,665    (5,345)     65,001   62,545    (2,456)      438,011    430,210   (7,801)
All other corporate --
   asset-backed                423,586  419,730    (3,856)     26,610   26,002      (608)      450,196    445,732   (4,464)
                              ---------------------------------------------------------------------------------------------
    TOTAL FIXED MATURITIES     996,331  985,826   (10,505)    124,964  120,711    (4,253)    1,121,295  1,106,537  (14,758)
Common stock --
   unaffiliated                     --       --        --         696      679       (17)          696        679      (17)
Common stock -- affiliated          --       --        --      36,884    5,368   (31,516)       36,884      5,368  (31,516)
                              ---------------------------------------------------------------------------------------------
              TOTAL EQUITY          --       --        --      37,580    6,047   (31,533)       37,580      6,047  (31,533)
                              ---------------------------------------------------------------------------------------------
          TOTAL SECURITIES    $996,331 $985,826  $(10,505)   $162,544 $126,758  $(35,786)   $1,158,875 $1,112,584 $(46,291)
                              ---------------------------------------------------------------------------------------------


As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2005 and 2004. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(A) The components of the net deferred tax asset as of December 31, are as follows:

--------------------------------------------------------------------------------------------
                                                                                                   2005          2004
                                                                                                 ------------------------
Total of all deferred tax assets (admitted and non-admitted)                                     $ 539,349     $ 446,816
Total of all deferred tax liabilities                                                              (36,378)      (29,360)
                                                                                                 ------------------------
Net deferred assets                                                                                502,971       417,456
Net admitted deferred asset                                                                         87,160        97,105
                                                                                                 ------------------------
Total deferred tax assets non-admitted                                                           $ 415,811     $ 320,351
                                                                                                 ------------------------
Increase in deferred taxes non-admitted                                                          $  95,460     $   9,785
                                                                                                 ------------------------


(B)  Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(C) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                                                                      2005          2004         2003
                                                                                    -------------------------------------
Federal                                                                             $  42,463    $  (87,470)   $ (21,840)
                                                                                    -------------------------------------
Foreign                                                                                    --            --        1,885
                                                                                    -------------------------------------
Federal income tax on capital gains                                                    (5,439)       23,483       21,940
                                                                                    -------------------------------------
                                                 CURRENT INCOME TAXES INCURRED      $  37,024    $  (63,987)   $   1,985
                                                                                    -------------------------------------


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                   ---------------------------------------
Reserves                                                                           $   53,335    $    44,480    $   8,855
Tax DAC                                                                               252,114        245,155        6,959
Bonds                                                                                   9,114          8,536          578
NOL carryforward/AMT credits                                                          168,737        114,164       54,573
Software project deferral                                                               2,763          2,763           --
Other                                                                                  53,286         31,718       21,568
                                                                                   ---------------------------------------
                                                    TOTAL DEFERRED TAX ASSETS      $  539,349    $   446,816    $  92,533
                                                                                   ---------------------------------------
                                             DEFERRED TAX ASSETS NON-ADMITTED      $  415,811    $   320,351    $  95,460
                                                                                   ---------------------------------------


Deferred tax liabilities resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                    -------------------------------------
Bonds                                                                               $ (17,000)    $ (15,793)    $ (1,207)
Accrued deferred compensation                                                          (5,475)       (1,710)      (3,765)
Deferred and uncollected                                                              (13,010)      (11,237)      (1,773)
Other                                                                                    (893)         (620)        (273)
                                                                                    -------------------------------------
                                                 TOTAL DEFERRED TAX LIABILITIES     $ (36,378)    $ (29,360)    $ (7,018)
                                                                                    -------------------------------------


                                                                                       2005          2004        Change
                                                                                     ------------------------------------
Total deferred tax assets                                                            $ 539,349    $  446,816    $ 92,533
Total deferred tax liabilities                                                         (36,378)      (29,360)     (7,018)
                                                                                     ------------------------------------
Net deferred tax asset (liability)                                                   $ 502,971    $  417,456    $ 85,515
                                                                                     ------------------------------------
Less: Change in deferred tax on unrealized gains (losses)                                                          3,246
                                                                                     ------------------------------------
Change in net deferred income tax                                                                               $ 82,269
Less: Change in deferred tax on nonadmitted asset                                                                 14,932
                                                                                     ------------------------------------
Adjustment change in net deferred income tax                                                                    $ 67,337
                                                                                     ------------------------------------


(D) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005        Rate          2004          Rate        2003        Rate
                                              ---------------------------------------------------------------------------
Tax provision at statutory rate               $   89,641     35.0%      $    67,442     35.0%      $  96,886     35.0%
Tax preferred investments                       (114,783)   (44.8%)         (78,652)   (40.8%)       (69,159)   (25.0%)
Unrealized gains/(losses)                             --       --            (5,367)    (2.8%)            --       --
IMR adjustment                                    (3,643)    (1.4%)            (369)    (0.2%)            --       --
1998-2001 IRS audit                                   --       --          (102,502)   (53.2%)            --       --
Other                                             (1,526)    (0.6%)           3,872      2.0%          2,741      1.0%
                                              ---------------------------------------------------------------------------
                                   TOTAL      $  (30,311)   (11.8%)     $  (115,576)   (60.0%)     $  30,468     11.0%
                                              ---------------------------------------------------------------------------

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005         Rate          2004         Rate         2003       Rate
                                               --------------------------------------------------------------------------
Federal and foreign income tax incurred        $  37,024      14.4%      $   (63,987)   (33.2)%     $   1,985      0.7%
Change in net deferred income taxes              (67,337)    (26.2)%         (51,589)   (26.8)%        28,483     10.3%
                                               --------------------------------------------------------------------------
             TOTAL STATUTORY INCOME TAXES      $ (30,311)    (11.8)%     $  (115,576)   (60.0)%     $  30,468     11.0%
                                               --------------------------------------------------------------------------


(E)  As of December 31, 2005, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2005           $  41,532
2004           $   7,825
2003           $   1,985

(F) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased. Additionally, the Company has a liability for funds held under coinsurance with RGA of $200,000 as of December 31, 2005 and 2004. The liability is included as a component of Other Liabilities on the Statements of Admitted Assets, Liabilities and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $236,814 in 2005, an increase of $16,816 from the 2004 balance of $219,998. The total amount of reinsurance credits taken for this agreement is $364,330 in 2005, an increase of $25,872 from the 2004 balance of $338,458.

In the third quarter of 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefit ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, the Company received premiums collected since inception by HLIKK related to the in-force riders of $38,462 and holds reserves of $38,957 . Prospectively, the Company will receive the rider premium collected by HLIKK and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from the Company to HLIKK either on the guaranteed annuity commencement date when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million. For the year ended December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively. As of December 31, 2004 the reserve credit taken $37,018.

The amount of reinsurance recoverables from reinsurers was $14,593 and $15,488 at December 31, 2005 and 2004, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2005
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,709,495    $  1,474,084    $ (1,033,127)   $   6,150,452
Policy and Contract Claim Liabilities                       $     21,717    $      9,087    $     (5,885)   $      24,919
Premium and Annuity Considerations                          $  9,133,178    $    270,423    $   (251,264)   $   9,152,337
Death, Annuity, Disability and Other Benefits               $    214,103    $    115,716    $    (49,707)   $     280,112
Surrenders and Other Fund Withdrawals                       $  7,991,353    $    624,025    $ (1,640,814)   $   6,974,564


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,626,098    $  1,483,460    $   (948,528)   $   6,161,030
Policy and Contract Claim Liabilities                       $     21,331    $     14,491    $     (8,942)   $      26,880
Premium and Annuity Considerations                          $ 11,712,335    $    259,653    $   (352,200)   $  11,619,788
Death, Annuity, Disability and Other Benefits               $    196,436    $    113,044    $    (40,442)   $     269,038
Surrenders and Other Fund Withdrawals                       $  6,150,801    $    584,474    $ (1,300,184)   $   5,435,091


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,671,324    $  1,511,423    $   (761,273)   $   6,421,474
Policy and Contract Claim Liabilities                       $     22,699    $     14,201    $     (9,066)   $      27,834
Premium and Annuity Considerations                          $ 12,173,716    $    287,413    $   (345,423)   $  12,115,706
Death, Annuity, Disability and Other Benefits               $    165,828    $    114,575    $    (37,015)   $     243,388
Surrenders and Other Fund Withdrawals                       $  4,904,307    $    546,275    $ (1,071,759)   $   4,378,823


6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                                                                     2005         2005
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
TYPE
Ordinary New Business                                                                              $   3,309    $   3,798
Ordinary Renewal                                                                                      21,266       34,666
Group Life                                                                                                34           62
                                                                                                   -----------------------
                                                                                        TOTAL      $  24,609    $  38,526
                                                                                                   -----------------------


                                                                                                     2004         2004
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
Type
Ordinary New Business                                                                              $   2,856    $   3,339
Ordinary Renewal                                                                                      18,614       29,980
Group Life                                                                                                37           68
                                                                                                   -----------------------
                                                                                        TOTAL      $  21,507    $  33,387
                                                                                                   -----------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company has an agreement with Woodbury Financial Services ("WFS"), an indirect affiliate, to provide revenues so that WFS achieves break-even results on a pretax basis.

The Company has also invested in bonds of its indirect affiliate, Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2005 and 2004, the Company reported $329 and $73,228, respectively, as a receivable from and $34,130 and $37,479, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,226, $31,786 and $8,599 for 2005, 2004 and 2003, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2005, 2004 or 2003.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $90,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2005, 2004 and 2003 was $3,326, $3,842 and $2,727, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2005, 2004 or 2003. The amount available for dividend in 2006 is approximately $115,883.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $20,861.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $68,323,841 and $62,885,610 as of December 31, 2005 and 2004, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,079,230, $903,907 and $625,780 for the years ended December 31, 2005, 2004 and 2003, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2005 is as follows:

                                                                                                               Total
                                                                                                           ---------------
1.   Premiums considerations or deposits for the year ended 2005                                           $    6,181,003
                                                                                                           ---------------
2.   Reserves @ year end
     I.   For accounts with assets at:
               Market value                                                                                    66,461,296
                                                                                                           ---------------
               Total reserves                                                                              $   66,461,296
                                                                                                           ---------------
     II.  By withdrawal characteristics:
               Subject to discretionary withdrawal                                                         $       51,280
               Market value                                                                                    66,305,288
                                                                                                           ---------------
          Subtotal                                                                                             66,356,568
          Not subject to discretionary withdrawal                                                                 104,728
                                                                                                           ---------------
                                                                                                 TOTAL     $   66,461,296
                                                                                                           ---------------


Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                               2005             2004            2003
                                                                           ----------------------------------------------
Transfer to Separate Accounts                                              $  6,181,003     $  8,453,455    $  7,624,097
Transfer from Separate Accounts                                              (5,041,408)      (2,862,330)     (1,077,533)
                                                                           ----------------------------------------------
Net Transfer to/(from) Separate Accounts                                      1,139,595        5,591,125       6,546,564
Internal Exchanges & Other Separate Account Activity                             52,973           56,855          54,447
                                                                           ----------------------------------------------
                              TRANSFER TO/(FROM) SEPARATE ACCOUNTS ON
                                          THE STATEMENT OF OPERATIONS      $  1,192,568     $  5,647,980    $  6,601,011
                                                                           ----------------------------------------------


11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the Company.

BROKER COMPENSATION LITIGATION -- In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. HLI recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, HLI recorded an additional charge of $36, after-tax, in the fourth quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to HLI of these matters could exceed the reserve by an amount that would have a material adverse effect on HLI's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to HLI. However, the ultimate liability of the Company is not reasonably estimable at this time. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,450 $1,268 and $2,029 in 2005, 2004 and 2003, respectively, of which $1,020, $762 and $619 in 2005, 2004 and 2003, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $4,184 and $3,348 as of December 31, 2005 and 2004, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,470, $16,738 and $8,164 in 2005, 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2006                       $ 15,564
2007                         14,353
2008                         12,266
2009                         10,620
2010                          9,538
Thereafter                    3,812
                           ---------
Total                      $ 66,153
                           ---------


The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $12,860 $5,574 and $3,195 in 2005, 2004 and 2003, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

(E) FUNDING OBLIGATION

At December 31, 2005, the Company had an outstanding commitment totaling $4,000 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                    *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE I  --  SELECTED FINANCIAL DATA
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
   U.S. Government Bonds                                                                                    $      3,596
   Bonds Exempt from U.S. Tax                                                                                         22
   Other Bonds (unaffiliated)                                                                                    291,104
   Bonds of Affiliates                                                                                             1,776
   Preferred Stocks (unaffiliated)                                                                                   656
   Preferred Stocks of affiliates                                                                                     --
   Common Stocks (unaffiliated)                                                                                      213
   Common Stocks of affiliates                                                                                        --
   Mortgage Loans                                                                                                  4,933
   Real Estate                                                                                                     2,107
   Contract loans                                                                                                 22,418
   Cash/short-term Investments                                                                                     5,035
   Derivative Instruments                                                                                          2,083
   Other Invested Assets                                                                                              --
   Aggregate Write-ins for Investment Income                                                                         (92)
                                                                                                            -------------
                                                                               GROSS INVESTMENT INCOME           333,851
   Less: Investment Expenses                                                                                       6,923
                                                                                                            -------------
                                                                                 NET INVESTMENT INCOME      $    326,928
                                                                                                            -------------

REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                                                          $     25,425
                                                                                                            -------------

MORTGAGE LOANS -- BOOK VALUE:
   Farm Mortgages                                                                                           $         --
   Residential Mortgages                                                                                              --
   Commercial Mortgages                                                                                           98,529
                                                                                                            -------------
                                                                                  TOTAL MORTGAGE LOANS      $     98,529
                                                                                                            -------------

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
   Good Standing                                                                                            $     98,529
   Good Standing with Restructured Terms                                                                              --
   Interest Overdue More Than 90 Days                                                                                 --
   Not In Foreclosure                                                                                                 --
   Foreclosure In Process                                                                                             --
                                                                                                            -------------
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                                                                  $          1
                                                                                                            -------------

COLLATERAL LOANS                                                                                            $         --
                                                                                                            -------------

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
   Bonds                                                                                                    $     61,725
   Preferred Stocks                                                                                                   --
   Common Stocks                                                                                                   5,239

BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
   Due within one year or less                                                                              $    741,758
   Over 1 year through 5 years                                                                                 1,871,149
   Over 5 years through 10 years                                                                               2,017,974
   Over 10 years through 20 years                                                                                554,715
   Over 20 years                                                                                                 582,746
                                                                                     TOTAL BY MATURITY      $  5,768,342

By Class -- Statement Value
   Class 1                                                                                                  $  4,022,551
   Class 2                                                                                                     1,555,069
   Class 3                                                                                                       174,941
   Class 4                                                                                                        14,980
   Class 5                                                                                                           193
   Class 6                                                                                                           609
                                                                                        TOTAL BY CLASS      $  5,768,342
Total Publicly Traded                                                                                       $  4,328,795
Total Privately Placed                                                                                         1,439,547
                                                                                   TOTAL BY MAJOR TYPE      $  5,768,342

INVESTMENT BALANCES:
   Preferred Stocks -- Statement Value                                                                      $     13,254
   Common Stocks -- Market Value                                                                                  11,792
   Short-Term Investments -- Book Value                                                                          291,172
   Options, Caps, and Floors Owned -- Statement Value                                                            129,035
   Options, Caps, and Floors Written and Inforce -- Statement Value                                                   --
   Collar, Swap, and Forward Agreements Open -- Statement Value                                                    3,383
   Financial Futures Contracts Open -- Current Value                                                             242,442
   Cash on Deposit                                                                                                30,266
   Cash Equivalents                                                                                               24,420

LIFE INSURANCE IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                   75,456,572
   Credit Life                                                                                                        --
   Group Life                                                                                                    230,122

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
   Ordinary Policies                                                                                        $     61,408

POLICIES WITH DISABILITY PROVISIONS IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                    5,579,085
   Credit Life                                                                                                        --
   Group Life                                                                                                      6,701

SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Ordinary -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                  3,590

Group -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Group -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

ANNUITIES:
Ordinary:
   Immediate -- Amount of Income Payable                                                                    $     56,505
   Deferred -- Fully Paid Account Balance                                                                     70,275,676
   Deferred -- Not Fully Paid  --  Account Balance                                                                69,461

Group:
   Amount of Income Payable                                                                                 $         93
   Fully Paid Account Balance                                                                                    472,192
   Not Fully Paid -- Account Balance                                                                                  --

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
   Ordinary                                                                                                 $      1,373
   Group                                                                                                              --
   Credit                                                                                                             --

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
   Deposit Funds -- Account Balance                                                                         $     42,854
   Dividend Accumulations -- Account Balance                                                                         137

2005 CLAIM PAYMENTS:
Group Accident & Health
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

Other Accident & Health
   2005                                                                                                     $      1,017
   2004                                                                                                              219
   2003                                                                                                              169
   2002                                                                                                               54
   2001                                                                                                               59
   Prior                                                                                                             796

Other Coverages that use Development Methods to Calculate Claim Reserves
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       DMITTED ASSETS AS
                                                                                 GROSS INVESTMENT       REPORTED IN THE
                                                                                     HOLDINGS         AANNUAL STATEMENT
                                                                                ------------------------------------------
                                                                                 Amount     Percent    Amount     Percent
                                                                                ------------------------------------------
INVESTMENT CATEGORIES
1.   Bonds
     1.1  U.S treasury securities                                               $  14,009      0.2    $  14,009      0.2
     1.2  U.S government agency and corporate obligations (excluding mortgage-backed securities):
          1.21 Issued by U.S. government agencies                                      --       --           --       --
          1.22 Issued by U.S. government sponsored agencies                            --       --           --       --
     1.3  Foreign government (Including Canada, excluding mortgage-backed
          securities)                                                              42,005      0.7       42,005      0.7
     1.4  Securities issued by states, territories and possessions and political subdivisions general obligations:
          1.41 State, territories and possessions general obligations               1,173      0.0        1,173      0.0
          1.42 Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                              --       --           --       --
          1.43 Revenue and assessment obligations                                  35,000      0.5       35,000      0.5
          1.44 Industrial development and similar obligations                          --       --           --       --
     1.5  Mortgage-backed securities (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
               1.511  Issued or guaranteed by GNMA                                 29,251      0.5       29,251      0.5
               1.512  Issued or guaranteed by FNMA and FHLMC                      591,995      9.2      591,995      9.2
               1.513  Privately issued                                                 --       --           --       --
          1.52 CMOs and REMICs:
               1.521  Issued or guaranteed by GNMA, FNMA, FHLMC or VA              49,033      0.8       49,033      0.8
               1.522  Issued by non-U.S. Government issuers and
                      collateralized by mortgage-backed securities issued or
                      guaranteed by agencies shown in Line 1.521                       --       --           --       --
               1.523  All other privately issued                                1,693,631     26.3    1,693,631     26.3
2.   Other debt and other fixed income securities (excluding short-term):
     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by SVO)                                                         2,584,250     40.2    2,584,250     40.2
     2.2  Unaffiliated foreign securities                                         375,098      5.8      375,098      5.8
     2.3  Affiliated securities                                                    61,725      1.0       61,725      1.0
3.   Equity Interests:
     3.1  Investment in mutual funds                                                6,553      0.1        6,553      0.1
     3.2  Preferred stocks:
          3.21 Affiliated                                                          13,254      0.2       13,254      0.2
          3.22 Unaffiliated                                                            --       --           --       --
     3.3  Publicly traded equity securities (excluding preferred stocks):
          3.31 Affiliated                                                              --       --           --       --
          3.32 Unaffiliated                                                            --       --           --       --
     3.4  Other equity securities:
          3.41 Affiliated                                                           5,239      0.1        5,239      0.1
          3.42 Unaffiliated                                                            --       --           --       --
     3.5  Other equity securities including tangible personal property under lease:
          3.51 Affiliated                                                              --       --           --       --
          3.52 Unaffiliated                                                            --       --           --       --
4.   Mortgage loans:
     4.1  Construction and land development                                            --       --           --       --
     4.2  Agricultural                                                                 --       --           --       --
     4.3  Single family residential properties                                         --       --           --       --
     4.4  Multifamily residential properties                                           --       --           --       --
     4.5  Commercial loans                                                         98,529      1.5       98,529      1.5
     4.6  Mezzanine real estate loans                                                  --       --           --       --
5.   Real estate investments:
     5.1  Property occupied by company                                             25,425      0.4       25,425      0.4
     5.2  Property held for production of income                                       --       --           --       --
     5.3  Property held for sale                                                       --       --           --       --
6.   Policy loans                                                                 323,911      5.0      323,911      5.0
7.   Receivables for securities                                                       219      0.0          219      0.0
8.   Cash, cash equivalents and short-term investments                            345,858      5.4      345,858      5.4
9.   Other invested assets                                                        135,701      2.1      135,701      2.1
                                                                                -----------------------------------------
10.  TOTAL INVESTED ASSETS                                                      $6,431,859   100.0    $6,431,859   100.0
                                                                                -----------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                 DUE APRIL 1
                    FOR THE YEAR ENDED DECEMBER 31, 2005
               OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code              0091      NAIC Company Code           71153        Employer's ID Number        39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on
     Page 2 of this annual statement.                                                                 $  6,776,645,754

2.   Ten largest exposures to a single
     issuer/borrower/investment.

                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Percentage
                                                                 Description                              of Total
Issuer                                                           of Exposure          Amount          Admitted Assets
---------------------------------------------------------------  ------------  ---------------------  -----------------
     2.01    JP Morgan Chase & Co                                Bond          $         70,449,118              1.040%
     2.02    HL Investment Advisers                              Bond          $         61,725,036              0.911%
     2.03    Core Investment Grade Bond Trust                    Bond          $         48,970,388              0.723%
     2.04    Morgan Stanley Tracers                              Bond          $         48,359,641              0.714%
     2.05    Hutchison Whampoa Limited                           Bond          $         48,131,779              0.710%
     2.06    CIT Group                                           Bond          $         43,149,726              0.637%
     2.07    MBNA Master Credit Card Tr                          Bond          $         36,867,142              0.544%
     2.08    Wyeth                                               Bond          $         36,293,160              0.536%
     2.09    Progress Energy Inc                                 Bond          $         36,223,305              0.535%
     2.10    Credit Suisse Group                                 Bond          $         35,976,562              0.531%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

Bonds                                                                                   1                    2
-----------------------------------------------------------------------------------------------------------------------
     3.01    NAIC-1                                                            $      4,022,551,020             59.359%
     3.02    NAIC-2                                                            $      1,555,068,049             22.947%
     3.03    NAIC-3                                                            $        174,940,978              2.582%
     3.04    NAIC-4                                                            $         14,980,333              0.221%
     3.05    NAIC-5                                                            $            193,216              0.003%
     3.06    NAIC-6                                                            $            608,473              0.009%

Preferred Stocks                                                                        3                    4
-----------------------------------------------------------------------------------------------------------------------
     3.07    P/RP-1                                                                                              0.000%
     3.08    P/RP-2                                                            $         13,253,576              0.196%
     3.09    P/RP-3                                                            $                                 0.000%
     3.10    P/RP-4                                                            $                                 0.000%
     3.11    P/RP-5                                                            $                                 0.000%
     3.12    P/RP-6                                                            $                                 0.000%

4. Assets held in foreign investments:
     4.01    Are assets held in foreign investments less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes / /             No |X|
     4.02    Total admitted assets held in foreign investments                 $        628,066,322              9.268%
     4.03    Foreign-currency-denominated investments                          $        114,798,997              1.694%
     4.04    Insurance liabilities denominated in that same
             foreign currency                                                  $                                 0.000%
     If response to 4.01 above is yes, responses are not
     required for interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
     5.01    Countries rated NAIC-1                                            $        628,066,322              9.268%
     5.02    Countries rated NAIC-2                                            $                                 0.000%
     5.03    Countries rated NAIC-3 or below                                   $                                 0.000%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     6.01    Country: United Kingdom                                           $        132,363,784              1.953%
     6.02    Country: Netherlands                                              $         82,874,156              1.223%

Countries rated NAIC-2:
     6.03    Country:                                                          $                                 0.000%
     6.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     6.05    Country:                                                          $                                 0.000%
     6.06    Country:                                                          $                                 0.000%

                                                                                        1                    2
                                                                               ----------------------------------------
7.   Aggregate unhedged foreign currency exposure:                             $                                 0.000%

8.   Aggregate unhedged foreign currency exposure categorized
     by NAIC sovereign rating:
     8.01    Countries rated NAIC-1                                            $                                 0.000%
     8.02    Countries rated NAIC-2                                            $                                 0.000%
     8.03    Countries rated NAIC-3 or below                                   $                                 0.000%

9.   Two largest unhedged foreign currency exposures to a
     single country, categorized by the country's NAIC
     sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     9.01    Country:                                                          $                                 0.000%
     9.02    Country:                                                          $                                 0.000%

Countries rated NAIC-2:
     9.03    Country:                                                          $                                 0.000%
     9.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     9.05    Country:                                                          $                                 0.000%
     9.06    Country:                                                          $                                 0.000%

10.  Ten largest non-sovereign (i.e. non-governmental)
     foreign issues:
                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
Issuer                                                           NAIC Rating
---------------------------------------------------------------  ------------------------------------------------------
     10.01   HUTCHISON WHAMPOA LIMITED                           1FE           $         43,136,111              0.637%
     10.02   EDIZIONE HOLDING                                    1FE           $         24,980,047              0.369%
     10.03   FRANCE TELECOM                                      1FE           $         24,941,627              0.368%
     10.04   NORSKE SKOGINDUSTRIER ASA                           2FE           $         24,677,059              0.364%
     10.05   BNP PARIBAS                                         1FE           $         24,049,487              0.355%
     10.06   KBC GROUPE                                          1FE           $         21,207,646              0.313%
     10.07   BT GROUP PLC                                        1FE           $         20,209,280              0.298%
     10.08   HUNTER DOUGLAS NV                                   1             $         20,000,000              0.295%
     10.09   SCOTTISH POWER PLC                                  2FE           $         19,896,647              0.294%
     10.10   TELEFONICA SA                                       1FE           $         18,634,071              0.275%

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure:
     11.01   Are assets held in Canadian investments less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes / /             No |X|
             If response to 11.01 is yes, detail is not
             required for the remainder of Interrogatory 11.
     11.02   Total admitted assets held in Canadian
             Investments                                                       $        201,239,073              2.970%
     11.03   Canadian currency-denominated investments                         $         10,000,000              0.148%
     11.04   Canadian-denominated insurance liabilities                        $                                 0.000%
     11.05   Unhedged Canadian currency exposure                               $                                 0.000%

12.  Report aggregate amounts and percentages of the
     reporting entity's total admitted assets held in
     investments with contractual sales restrictions.
     12.01   Are assets held in investments with contractual
             sales restrictions less than 2.5% of the
             reporting entity's total admitted assets?                                      Yes |X|             No / /
             If response to 12.01 is yes, responses are not
             required for the remainder of Interrogatory 12.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     12.02   Aggregate statement value of investments with                     $                                 0.000%
             contractual sales restrictions:
     12.03                                                                     $                                 0.000%
     12.04                                                                     $                                 0.000%
     12.05                                                                     $                                 0.000%

13.  Amounts and percentages of admitted assets held in the
     largest 10 equity interests:
     13.01   Are assets held in equity interest less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes |X|             No / /
             If response to 13.01 above is yes, responses are
             not required for the remainder of Interrogatory
             13.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Name of Issuer
---------------------------------------------------------------
     13.02                                                                     $                                 0.000%
     13.03                                                                     $                                 0.000%
     13.04                                                                     $                                 0.000%
     13.05                                                                     $                                 0.000%
     13.06                                                                     $                                 0.000%
     13.07                                                                     $                                 0.000%
     13.08                                                                     $                                 0.000%
     13.09                                                                     $                                 0.000%
     13.10                                                                     $                                 0.000%
     13.11                                                                     $                                 0.000%
14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed
     equities:
     14.01   Are assets held in nonaffiliated, privately
             placed equities less than 2.5% of the reporting
             entity's total admitted assets?                                                Yes |X|             No / /
             If response to 14.01 above is yes, responses are
             not required for the remainder of Interrogatory
             14.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     14.02   Aggregate statement value of investments held in                  $                                 0.000%
             nonaffiliated, privately placed equities:
             Largest 3 investments held in nonaffiliated,
             privately placed equities:
     14.03                                                                     $                                 0.000%
     14.04                                                                     $                                 0.000%
     14.05                                                                     $                                 0.000%
15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01   Are assets held in general partnership interests
             less than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 15.01 above is yes, responses are
             not required for the remainder of Interrogatory
             15.

                              1                                                         2                       3
-----------------------------------------------------------------------------------------------------------------------
     15.02   Aggregate statement value of investments held in                  $                                 0.000%
             general partnership interests:
             Largest 3 investments in general partnership
             interests:
     15.03                                                                     $                                 0.000%
     15.04                                                                     $                                 0.000%
     15.05                                                                     $                                 0.000%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01   Are mortgage loans reported in Schedule B less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 16.01 above is yes, responses are
             not required for the remainder of Interrogatory
             16 and Interrogatory 17.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
---------------------------------------------------------------
     16.02                                                                     $                                 0.000%
     16.03                                                                     $                                 0.000%
     16.04                                                                     $                                 0.000%
     16.05                                                                     $                                 0.000%
     16.06                                                                     $                                 0.000%
     16.07                                                                     $                                 0.000%
     16.08                                                                     $                                 0.000%
     16.09                                                                     $                                 0.000%
     16.10                                                                     $                                 0.000%
     16.11                                                                     $                                 0.000%

Amount and percentage of the reporting entity's total
   admitted assets held in the following categories of
   mortgage loans:
                                                                                      Loans
                                                                               ----------------------------------------
     16.12   Construction loans                                                $                                 0.000%
     16.13   Mortgage loans over 90 days past due                              $                                 0.000%
     16.14   Mortgage loans in the process of foreclosure                      $                                 0.000%
     16.15   Mortgage loans foreclosed                                         $                                 0.000%
     16.16   Restructured mortgage loans                                       $                                 0.000%

17.  Aggregate mortgage loans having the
     following loan-to-value ratios as
     determined from the most current
     appraisal as of the annual statement
     date:

Loan-to-value                                    Residential             Commercial                Agricultural
                                               1           2          3            4              5            6
                                             --------------------------------------------------------------------------
     17.01   above 95%                       $              0.000%        $          0.000%            $         0.000%
     17.02   91% to 95%                      $              0.000%        $          0.000%            $         0.000%
     17.03   81% to 90%                      $              0.000%        $          0.000%            $         0.000%
     17.04   71% to 80%                      $              0.000%        $          0.000%            $         0.000%
     17.05   below 70%                       $              0.000%        $          0.000%            $         0.000%
18.  Amounts and percentages of the
     reporting entity's total admitted
     assets held in each of the five
     largest investments in real estate:
     18.01   Are assets held in real
             estate reported less than
             2.5% of the reporting
             entity's total admitted
             assets?                                                                             Yes |X|        No / /
             If response to 18.01 above
             is yes, responses are not
             required for the remainder
             of Interrogatory 18.
     Largest five investments in any one
     parcel or group of contiguous
     parcels of real estate.

Description                                                                                       2            3
-----------------------------------------------------------------------------------------------------------------------
     18.02                                                                                   $                   0.000%
     18.03                                                                                   $                   0.000%
     18.04                                                                                   $                   0.000%
     18.05                                                                                   $                   0.000%
     18.06                                                                                   $                   0.000%
19.  Amounts and percentages of the
     reporting entity's total admitted
     assets subject to the following
     types of agreements:

                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     19.01   Securities lending (do not
             include assets held as
             collateral for such
             transactions)                            $128,082,255    1.890%  $143,410,519   $153,896,869 $118,519,806
     19.02   Repurchase agreements                    $               0.000%  $              $            $
     19.03   Reverse repurchase agreements            $               0.000%  $              $            $
     19.04   Dollar repurchase agreements             $               0.000%  $              $            $
     19.05   Dollar reverse repurchase
             agreements                               $               0.000%  $              $            $
20.  Amounts and percentages indicated
     below for warrants not attached to
     other financial instruments,
     options, caps and floors:
                                                                            Owned                     Written
                                                                   ------------------------  --------------------------
                                                                      1            2              3            4
     20.01   Hedging                                               $                 0.000%  $                   0.000%
     20.02   Income generation                                     $                 0.000%  $                   0.000%
     20.03   Other                                                 $177,935          0.003%  $                   0.000%
21.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     collars, swaps, and forwards:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     21.01   Hedging                                  $               0.000%  $              $            $
     21.02   Income generation                        $               0.000%  $              $            $
     21.03   Replications                             $               0.000%  $              $            $
     21.04   Other                                    $ 3,382,829     0.050%  $ (4,764,840)  $  (126,458) $  5,213,154
22.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     futures contracts:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     22.01   Hedging                                  $               0.000%  $              $            $
     22.02   Income generation                        $               0.000%  $              $            $
     22.03   Replications                             $               0.000%  $              $            $
     22.04   Other                                    $    30,728     0.000%  $              $            $     66,099

                                    PART C

                              OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)  Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford")
     authorizing the establishment of the Separate Account.(1)

(b)  Not Applicable.

(c)  Principal Underwriting Agreement.(2)

(d)  Form of Flexible Premium Variable Life Insurance Policy.(3)

(e)  Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

(f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)

(g)  Contracts of Reinsurance.(3)

(h)  Form of Participation Agreement.(3)

(i)  Not Applicable.

(j)  Not Applicable.

(k)  Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Consent of Deloitte & Touche LLP.

(o)  No financial statement will be omitted.

(p)  Not Applicable.

(q)  Memorandum describing transfer and redemption procedures.(5)

(r)  Copy of Power of Attorney.


------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61267, on August 28, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 7, 2006.

ITEM 27.    OFFICERS AND DIRECTORS.

NAME                                POSITION WITH HARTFORD
----------------------------------  ---------------------------------------------------------------------------
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Lizabeth H. Zlatkus                 Executive Vice President and Chief Financial Officer, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, File No. 333-50280, filed on April 7, 2006.

ITEM 29:  INDEMNIFICATION

    Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

    Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

   1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

   2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

    In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

    Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

    Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

   (b) HESCO acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account VL I

    Hartford Life Insurance Company - Separate Account VL II

    Hartford Life Insurance Company - ICMG Secular Trust Separate Account

    Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

    Hartford Life and Annuity Insurance Company - Separate Account VL I

    Hartford Life and Annuity Insurance Company - Separate Account VL II

    Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (c)  Directors and Officers of HESCO

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
--------------------------  ---------------------------------------------------------------------------
David A. Carlson            Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello         Vice President and Secretary
George R. Jay               Chief Broker-Dealer Compliance Officer
Michael L. Kalen            Executive Vice President, Director
Joseph F. Mahoney           Vice President
Thomas M. Marra             President and Chief Executive Officer, Director
John C. Walters             Executive Vice President

    Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

    All management contracts are discussed in Part A and Part B of the Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

    Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 5th day of April, 2006.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)


By:        Thomas M. Marra                               *By:      /s/ Jerry K. Scheinfeldt
           --------------------------------------------            --------------------------------------------
           Thomas M. Marra,                                        Jerry K. Scheinfeldt
           President, Chief Executive Officer and                  Attorney-in-Fact
           Chairman of the Board*


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)


By:        Thomas M. Marra
           --------------------------------------------
           Thomas M. Marra,
           President, Chief Executive Officer and
           Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President, Director*
Thomas M. Marra, President, Chief Executive Officer
     and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
     Accounting Officer*
John C. Walters, Executive Vice President, Director*    *By:       /s/ Jerry K. Scheinfeldt
                                                                   --------------------------------------------
Lizabeth H. Zlatkus, Executive Vice President and                  Jerry K. Scheinfeldt
     Chief Financial Officer, Director*                            Attorney-in-Fact
David M. Znamierowski, Executive Vice
     President & Chief Investment Officer, Director*    Date:      April 5, 2006

333-93319

                                EXHIBIT INDEX

      1.1   Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General
            Counsel.

      1.2   Consent of Deloitte & Touche LLP.

      1.3   Copy of Power of Attorney.